UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – October 31, 2010

Item 1: Reports to Shareholders

Vanguard International Stock
Index Funds Annual Report

October 31, 2010

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> For the fiscal year ended October 31, 2010, returns for Vanguard International Stock Index Funds ranged from about 9% for the European Stock Index Fund to about 25% for the Emerging Markets Stock Index Fund.

> As global equity markets continued to recover, stocks in the materials, industrial, and consumer-oriented sectors were among the top performers.

> For the decade ended October 31, the average annual returns of all three funds closely tracked their benchmarks and outperformed the average annual returns of their respective peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	11
Pacific Stock Index Fund.	34
Emerging Markets Stock Index Fund.	55
Your Fund’s After-Tax Returns.	79
About Your Fund’s Expenses.	80
Glossary.	83

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.)

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	24.92%
Admiral™ Shares	25.08
Signal® Shares	25.04
Institutional Shares	25.13
ETF Shares
Market Price	26.34
Net Asset Value	25.07
MSCI Emerging Markets Index	23.56
Emerging Markets Funds Average	25.61
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	24.92%
Admiral™ Shares	25.08
Signal® Shares	25.04
Institutional Shares	25.13
ETF Shares
Market Price	26.34
Net Asset Value	25.07
MSCI Emerging Markets Index	23.56
Emerging Markets Funds Average	25.61
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

October 31, 2009, Through October 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$25.77	$27.15	$0.982	$0.000
Admiral Shares	60.51	63.75	2.382	0.000
Signal Shares	23.42	24.68	0.923	0.000
Institutional Shares	25.80	27.20	1.008	0.000
ETF Shares	48.41	51.00	1.912	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.61	$10.40	$0.256	$0.000
Admiral Shares	62.95	68.06	1.760	0.000
Signal Shares	21.87	23.64	0.611	0.000
Institutional Shares	9.63	10.42	0.269	0.000
ETF Shares	50.92	55.06	1.421	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$23.90	$29.49	$0.314	$0.000
Admiral Shares	31.45	38.82	0.445	0.000
Signal Shares	30.26	37.34	0.428	0.000
Institutional Shares	23.94	29.55	0.349	0.000
ETF Shares	37.84	46.70	0.545	0.000

Chairman’s Letter

Dear Shareholder,

After a bumpy ride, international markets bounced back in September and October, delivering solid returns for the fiscal year ended October 31, 2010. Emerging markets again surpassed developed European and Pacific markets, although results were less extraordinary than those of a year ago.

The three Vanguard international index funds in this report posted positive results for the fiscal year. The Emerging Markets Stock Index Fund took the lead, climbing about 25% for the period and outperforming the broad U.S. stock market, which returned about 19%. The Pacific Stock Index Fund was next in line, with a return of about 11%, while the European Stock Index Fund brought up the rear, returning about 9%.

All three funds succeeded in closely tracking their respective benchmark indexes. However, because of temporary differences arising from fairvalue pricing policies, the funds’ returns appear to have diverged from those of their benchmarks, which are not adjusted for fair value. The concept and its rationale are explained on page 8.

On another matter, in October Vanguard broadened the availability of our Admiral Shares. We reduced the Admiral minimums for most of our index funds to $10,000 from $100,000, as part of our ongoing efforts to lower the cost of investing for our clients. We also announced plans to introduce Institutional Plus Shares for the International Stock Index Funds. These lowercost shares would require a minimum investment of $100 million.

Note: If you own one or more of the funds in a taxable account, you may wish to review the details of the funds’ aftertax returns on page 79. Also, each fund’s Statement of Net Assets has been abbreviated to include its 50 largest holdings and any other holdings that represent 1% or more of fund assets. The shorter list helps us reduce printing and postage costs. A complete list of your fund’s securities is available on our website at vanguard.com.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries.)

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Smallcapitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid singledigit gains in developed markets in Europe and the Pacific region.

Despite shrinking yields, bonds attracted investor dollars
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12month return of about 8% as the yield of the 10year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Taxexempt municipal bonds also rallied.

Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for shortterm rates.

Emerging markets outperform again
For the second year in a row, emerging markets recorded the largest gains for the 12month period, besting stocks in Europe, the Pacific region, and the United States. The Emerging Markets Stock Index Fund returned about 25% for the period, benefiting from a general rally in the emerging markets countries.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
European Stock Index Fund	0.27%	0.16%	0.16%	0.12%	0.16%	1.44%
Pacific Stock Index Fund	0.27	0.16	0.16	0.12	0.16	1.62
Emerging Markets Stock Index Fund	0.40	0.27	0.27	0.23	0.27	1.74

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

Brazil was the index’s biggest contributor for the period, accounting for more than 3 percentage points of the total return. Meanwhile, five other countries, South Korea, India, South Africa, China, and Taiwan, each contributed more than 2 percentage points to returns. The Czech Republic and Egypt were the only countries in the index that posted negative results for the period.

The rally included all areas of the market, and each of the ten industry sectors gained. Financials, which accounted for about 25% of the index’s capitalization, on average during the period, contributed most significantly to returns. Commercial banks alone made up more than 5 percentage points of the index’s total return. Materials, consumer discretionary, and consumer staples were also important contributors to performance.

A solid year for Pacific Rim countries
The countries in the Pacific region failed to keep pace with the United States and emerging markets countries for the 12 months ended October 31. However, the region still posted a strong showing for the period, and the Pacific Stock Index Fund gained about 11%.

Total Returns
Ten Years Ended October 31, 2010

Average
Annual Return
European Stock Index Fund Investor Shares	3.60%
MSCI Europe Index	3.53
European Region Funds Average	3.03
European Region Funds Average: Derived from data provided by Lipper Inc.
Pacific Stock Index Fund Investor Shares	2.26%
MSCI Pacific Index	2.40
Japan/Pacific Region Funds Average	-0.03
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.
Emerging Markets Stock Index Fund Investor Shares	14.38%
Spliced Emerging Markets Index	14.78
Emerging Markets Funds Average	13.48

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Australia, which represented an average of about 24% of the index’s value during the fiscal year, contributed most significantly to returns. The country’s strong economic growth made up almost 4 percentage points of the index’s total return. Meanwhile, Japan, which accounted for more than 60% of assets, on average, during the period, added just over 2 percentage points to the index’s returns. The region’s remaining countries—Hong Kong, Singapore, and New Zealand—also saw economic growth during the year.

All ten market sectors posted positive returns in the Pacific region. Industrials, materials, and financials were the largest contributors to performance. Stocks in these sectors benefited from continued growth in China.

European region overcomes debt crisis
European markets generated solid results for the 12 months, returning about 9%. This is impressive, considering that the beginning of the period was marred by fears about the sovereign debt crisis in several European countries, most notably Greece.

The United Kingdom, Europe’s largest market, gained almost 13% for the 12-month period. Economic growth

Investment insight
A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m.,
Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

was stronger than expected in the third calendar quarter, and the country added almost 4 percentage points to the index’s total returns. Germany and Switzerland were also key contributors to the index’s performance. A handful of countries posted negative results for the period, but Greece was the most significant detractor. The country’s stock market value dropped almost 50% over concerns that the government would default on its debts.

The index posted gains in nine out of ten industry sectors for the fiscal period. The most significant contributors were stocks in the consumeroriented, materials, and industrials sectors. Financials, the largest sector in the index—accounting for an average of 22% of assets—was the only sector to post negative results. The sector was hit hard, again mostly because of concerns over the debt crisis.

Funds’ long-term performance aligns with respective benchmarks
For the ten years ended October 31, the Vanguard International Stock Index Funds met their shared objective of closely tracking their respective benchmarks. The funds also outperformed the average annual returns of their respective peer groups.

At first glance, tenyear returns for the Pacific Stock Index Fund and the European Stock Index Fund may not appear all that impressive. However, it’s important to keep in mind that these returns reflect a decade in which global stock markets endured more than their fair share of ups and downs. Over the tenyear period, all three of the funds significantly outperformed the broad U.S. stock market, which returned an average of 1.02% per year.

The funds’ solid longterm performance is a tribute to the indexmanagement skills of the funds’ advisor, Vanguard Quantitative Equity Group. The funds’ extremely low costs also help you keep a larger proportion of the funds’ returns.

International investing can help provide diversification
The ups and downs of the global stock markets have become all too familiar these days. The variation in performance from region to region highlights the value of a diversified portfolio. Markets around the globe may be affected by similar events, but their response to those shifts often differs. Our research suggests that, over time, those differences can become more pronounced. As the impact of a global shock such as the recent financial crisis recedes, stock markets once again take their cues from developments in local economies, enhancing the riskreturn properties of a globally diversified portfolio.

For these reasons, Vanguard encourages you to create a plan that includes a mix of stocks, bonds, and shortterm investments appropriate for your goals and risk tolerance—and to stick with that plan, regardless of market conditions.

A wellbalanced portfolio can help provide some cushion during the market’s downward swings, while allowing you to participate in its longterm potential for growth. Vanguard’s lowcost International Stock Index Funds offer broad exposure to international markets and can help diversify such an investment plan.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 10, 2010

European Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio1	0.27%	0.16%	0.16%	0.12%	0.16%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
Fund		Index	ex USA
Number of Stocks	477	462	1,811
Median Market Cap $50.2B		$50.2B	$29.9B
Price/Earnings Ratio	15.6x	15.7x	16.2x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	19.8%	19.8%	18.2%
Earnings Growth Rate	2.3%	2.3%	4.4%
Dividend Yield	3.3%	3.2%	2.8%
Turnover Rate	11%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.7%	8.7%	8.7%
Consumer Staples	12.4	12.4	8.5
Energy	10.2	10.2	10.9
Financials	22.8	22.8	25.7
Health Care	9.9	9.9	6.1
Industrials	10.5	10.5	10.3
Information
Technology	2.8	2.8	7.1
Materials	9.9	9.9	12.1
Telecommunication
Services	7.1	7.1	5.9
Utilities	5.7	5.7	4.7

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.99	0.96
Beta	1.03	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	2.9%
Nestle SA	Packaged Foods &
	Meats	2.7
HSBC Holdings plc	Diversified Banks	2.6
Vodafone Group plc	Wireless
	Telecommunication
	Services	2.0
BP plc	Integrated Oil &
	Gas	1.8
Novartis AG	Pharmaceuticals	1.7
Total SA	Integrated Oil &
	Gas	1.6
Telefonica SA	Integrated
	Telecommunication
	Services	1.5
Banco Santander SA	Diversified Banks	1.5
Roche Holding AG	Pharmaceuticals	1.5
Top Ten		19.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	33.1%	33.1%	14.9%
France	15.7	15.7	7.1
Germany	12.7	12.7	5.7
Switzerland	11.7	11.8	5.3
Spain	5.8	5.8	2.6
Netherlands	4.0	4.0	1.8
Sweden	4.7	4.7	2.1
Italy	4.5	4.5	2.0
Finland	1.7	1.7	0.8
Denmark	1.5	1.5	0.7
Belgium	1.5	1.5	0.7
Norway	1.2	1.2	0.6
Other	1.9	1.8	0.8
Subtotal	100.0%	100.0%	45.1%
Pacific	0.0%	0.0%	23.3%
Emerging Markets	0.0%	0.0%	24.0%
North America	0.0%	0.0%	7.6%

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Investor
Shares	9.35%	4.04%	3.60%	$14,247
MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
MSCI Europe Index	8.33	3.88	3.53	14,146
European Region Funds Average	10.83	3.73	3.03	13,477

European Region Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/13/2001)	Investment
European Stock Index Fund Admiral
Shares	9.49%	4.14%	5.98%	$17,073
MSCI All Country World Index ex
USA	13.08	6.21	8.12	20,533
MSCI Europe Index	8.33	3.88	5.79	16,796

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

European Stock Index Fund

	Average Annual Total Returns
	Period Ended: October 31, 2010
		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(10/6/2006)	Investment
European Stock Index Fund Signal
Shares	9.52%	-0.91%	$963,442
MSCI All Country World Index ex
USA	13.08	1.95	1,081,621
MSCI Europe Index	8.33	-1.17	953,207
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund
Institutional Shares	9.53%	4.19%	3.75%	$7,227,018
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
MSCI Europe Index	8.33	3.88	3.53	7,073,178

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
European Stock Index Fund
ETF Shares Net Asset Value	9.48%	4.14%	3.59%	$12,210
MSCI All Country World Index ex USA	13.08	6.21	6.09	13,974
MSCI Europe Index	8.33	3.88	3.35	12,052
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2010
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
European Stock Index Fund
ETF Shares Market Price	9.88%	21.25%	22.31%
European Stock Index Fund
ETF Shares Net Asset Value	9.48	22.48	22.10
MSCI Europe Index	8.33	20.96	20.52
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	2.25%	2.42%	3.05%
Admiral Shares	8/13/2001	2.39	2.53	5.51[1]
Signal Shares	10/6/2006	2.41	—	-2.06[1]
Institutional Shares	5/15/2000	2.39	2.56	3.20
ETF Shares	3/4/2005
Market Price		2.33	2.49	2.78[1]
Net Asset Value		2.38	2.53	2.81[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		42,859	0.5%

Belgium
Anheuser-Busch InBev NV	865,975	54,387	0.6%
Belgium—Other †		72,370	0.9%
		126,757	1.5%
Denmark
Novo Nordisk A/S Class B	522,644	54,879	0.6%
Denmark—Other †		75,271	0.9%
		130,150	1.5%
Finland
Nokia Oyj	4,490,238	48,223	0.6%
Finland—Other †		96,463	1.1%
		144,686	1.7%
France
Total SA	2,535,712	138,029	1.6%
Sanofi-Aventis SA	1,258,027	88,140	1.0%
BNP Paribas	1,137,034	83,169	1.0%
^ GDF Suez	1,491,784	59,607	0.7%
France Telecom SA	2,223,387	53,346	0.6%
LVMH Moet Hennessy Louis Vuitton SA	293,656	46,072	0.6%
Societe Generale	753,786	45,201	0.5%
France—Other †		806,657	9.6%
		1,320,221	15.6%

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	987,113	112,645	1.3%
BASF SE	1,101,921	80,123	0.9%
Bayer AG	992,110	73,999	0.9%
Allianz SE	544,556	68,194	0.8%
E.ON AG	2,160,582	67,627	0.8%
Deutsche Bank AG	1,116,948	64,343	0.8%
* Daimler AG	976,641	64,316	0.8%
SAP AG	1,029,637	53,643	0.6%
Deutsche Telekom AG	3,398,307	49,229	0.6%
Germany—Other †		428,500	5.1%
		1,062,619	12.6%

Greece †		41,246	0.5%

Ireland †		32,236	0.4%

Italy
ENI SPA	3,123,459	70,332	0.9%
Italy—Other †		306,302	3.6%
		376,634	4.5%
Netherlands
Unilever NV	1,954,339	58,039	0.7%
* ING Groep NV	4,595,675	49,168	0.6%
Netherlands—Other †		227,198	2.7%
		334,405	4.0%

Norway †		104,318	1.2%

Portugal †		38,558	0.4%

Spain
^ Telefonica SA	4,843,528	130,885	1.5%
Banco Santander SA	9,874,828	126,749	1.5%
Banco Bilbao Vizcaya Argentaria SA	4,271,698	56,278	0.7%
Spain—Other †		174,142	2.1%
		488,054	5.8%

Sweden †		396,982	4.7%

Switzerland
Nestle SA	4,160,039	227,864	2.7%
Novartis AG	2,531,534	146,684	1.7%
Roche Holding AG	842,882	123,781	1.5%
* UBS AG	4,333,745	73,620	0.9%
Credit Suisse Group AG	1,351,422	55,947	0.7%
ABB Ltd.	2,654,818	54,991	0.6%
Switzerland—Other †		307,202	3.6%
		990,089	11.7%

	European Stock Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	United Kingdom
	HSBC Holdings plc		21,006,718	218,632	2.6%
	Vodafone Group plc		59,868,615	163,658	1.9%
	BP plc		21,428,329	145,653	1.7%
	GlaxoSmithKline plc		6,229,610	121,650	1.5%
	Rio Tinto plc		1,739,117	112,957	1.3%
	Royal Dutch Shell plc Class B		3,234,223	103,501	1.2%
	BHP Billiton plc		2,647,798	93,799	1.1%
	British American Tobacco plc		2,395,542	91,262	1.1%
^	Royal Dutch Shell plc Class A		2,737,417	88,795	1.0%
	AstraZeneca plc		1,729,917	87,019	1.0%
	Standard Chartered plc		2,764,460	79,962	1.0%
	BG Group plc		4,056,707	78,969	0.9%
	Anglo American plc		1,582,133	73,717	0.9%
	Tesco plc		9,623,553	65,860	0.8%
	Barclays plc		13,727,055	60,323	0.7%
	Diageo plc		3,005,056	55,436	0.7%
*	Lloyds Banking Group plc		48,998,665	53,856	0.6%
	Royal Dutch Shell plc Class A		1,516,398	49,212	0.6%
	Xstrata plc		2,467,241	47,799	0.6%
	Unilever plc		1,539,031	44,371	0.5%
	Vodafone Group plc ADR		332,128	9,137	0.1%
	BP plc ADR		185,483	7,573	0.1%
	United Kingdom—Other †			927,822	11.0%
				2,780,963	32.9%
	Total Common Stocks (Cost $11,071,505)			8,410,777	99.5%[1]

		Coupon
	Temporary Cash Investments
	Money Market Fund
2,3	Vanguard Market Liquidity Fund	0.237%	246,272,247	246,272	2.9%

	4U.S. Government and Agency Obligations †			20,997	0.3%
	Total Temporary Cash Investments (Cost $267,268)			267,269	3.2%[1]
	Total Investments (Cost $11,338,773)			8,678,046	102.7%
	Other Assets and Liabilities
	Other Assets			49,239	0.6%
	Liabilities[3]			(277,465)	(3.3%)
				(228,226)	(2.7%)
	Net Assets			8,449,820	100.0%

European Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	12,997,002
Undistributed Net Investment Income	289,637
Accumulated Net Realized Losses	(2,180,832)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,660,727)
Futures Contracts	833
Foreign Currencies and Forward Currency Contracts	3,907
Net Assets	8,449,820

Investor Shares—Net Assets
Applicable to 69,396,997 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,883,924
Net Asset Value Per Share—Investor Shares	$27.15

Admiral Shares—Net Assets
Applicable to 32,728,502 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,086,567
Net Asset Value Per Share—Admiral Shares	$63.75

Signal Shares—Net Assets
Applicable to 11,038,031 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	272,364
Net Asset Value Per Share—Signal Shares	$24.68

Institutional Shares—Net Assets
Applicable to 49,614,518 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,349,283
Net Asset Value Per Share—Institutional Shares	$27.20

ETF Shares—Net Assets
Applicable to 56,028,281 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,857,682
Net Asset Value Per Share—ETF Shares	$51.00

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $231,881,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $241,640,000 of collateral received for securities on loan.
4 Securities with a value of $5,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	363,012
Interest[2]	237
Security Lending	15,695
Total Income	378,944
Expenses
The Vanguard Group—Note B
Investment Advisory Services	728
Management and Administrative—Investor Shares	13,213
Management and Administrative—Admiral Shares	1,706
Management and Administrative—Signal Shares	233
Management and Administrative—Institutional Shares	548
Management and Administrative—ETF Shares	2,353
Marketing and Distribution—Investor Shares	1,881
Marketing and Distribution—Admiral Shares	296
Marketing and Distribution—Signal Shares	68
Marketing and Distribution—Institutional Shares	279
Marketing and Distribution—ETF Shares	664
Custodian Fees	1,258
Auditing Fees	39
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	84
Trustees’ Fees and Expenses	21
Total Expenses	23,383
Net Investment Income	355,561
Realized Net Gain (Loss)
Investment Securities Sold	(171,464)
Futures Contracts	2,973
Swap Contracts	(7,197)
Foreign Currencies and Forward Currency Contracts	(12,424)
Realized Net Gain (Loss)	(188,112)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	948,578
Futures Contracts	5,582
Foreign Currencies and Forward Currency Contracts	1,625
Change in Unrealized Appreciation (Depreciation)	955,785
Net Increase (Decrease) in Net Assets Resulting from Operations	1,123,234

1 Dividends are net of foreign withholding taxes of $36,394,000.
2 Interest income from an affiliated company of the fund was $175,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	355,561	483,737
Realized Net Gain (Loss)	(188,112)	(2,824,881)
Change in Unrealized Appreciation (Depreciation)	955,785	3,907,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,123,234	1,566,100
Distributions
Net Investment Income
Investor Shares	(233,922)	(708,975)
Admiral Shares	(66,666)	(100,154)
Signal Shares	(9,876)	(14,655)
Institutional Shares	(34,019)	(234,718)
ETF Shares	(99,626)	(124,097)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(444,109)	(1,182,599)
Capital Share Transactions
Investor Shares	(4,250,540)	(4,501,240)
Admiral Shares	300,622	(5,147)
Signal Shares	12,318	(10,851)
Institutional Shares	406,075	(2,518,693)
ETF Shares	250,974	405,547
Net Increase (Decrease) from Capital Share Transactions	(3,280,551)	(6,630,384)
Total Increase (Decrease)	(2,601,426)	(6,246,883)
Net Assets
Beginning of Period	11,051,246	17,298,129
End of Period[1]	8,449,820	11,051,246

1 Net Assets—End of Period includes undistributed net investment income of $289,637,000 and $378,916,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$25.77	$21.99	$43.43	$34.67	$27.00
Investment Operations
Net Investment Income	.768[1]	1.008	1.372[1]	1.298[1]	.920
Net Realized and Unrealized Gain (Loss)
on Investments	1.594	4.269	(21.597)	8.386	7.450
Total from Investment Operations	2.362	5.277	(20.225)	9.684	8.370
Distributions
Dividends from Net Investment Income	(.982)	(1.497)	(1.215)	(.924)	(.700)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.982)	(1.497)	(1.215)	(.924)	(.700)
Net Asset Value, End of Period	$27.15	$25.77	$21.99	$43.43	$34.67

Total Return[2]	9.35%	26.25%	-47.80%	28.49%	31.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,884	$5,789	$10,534	$26,188	$16,850
Ratio of Total Expenses to
Average Net Assets	0.26%	0.27%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.98%	3.80%	3.82%	3.35%	3.35%
Portfolio Turnover Rate[3]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$60.51	$51.71	$102.09	$81.50	$63.44
Investment Operations
Net Investment Income	1.758[1]	2.448	3.177[1]	3.140[1]	2.230
Net Realized and Unrealized Gain (Loss)
on Investments	3.864	9.968	(50.618)	19.692	17.510
Total from Investment Operations	5.622	12.416	(47.441)	22.832	19.740
Distributions
Dividends from Net Investment Income	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)
Net Asset Value, End of Period	$63.75	$60.51	$51.71	$102.09	$81.50

Total Return[2]	9.49%	26.33%	-47.74%	28.59%	31.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,087	$1,700	$1,472	$2,955	$2,175
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.91%	3.92%	3.45%	3.45%
Portfolio Turnover Rate[3]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares

					Oct. 6,
					2006[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.42	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.686[2]	.947	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.497	3.860	(19.616)	7.681	1.090
Total from Investment Operations	2.183	4.807	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(.923)	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.923)	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$24.68	$23.42	$20.01	$39.50	$31.51

Total Return[3]	9.52%	26.34%	-47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$272	$245	$223	$502	$12
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.91%	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	11%	18%	15%	9%	6%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$25.80	$22.04	$43.51	$34.74	$27.05
Investment Operations
Net Investment Income	.764[1]	1.036	1.315[1]	1.350[1]	.978
Net Realized and Unrealized Gain (Loss)
on Investments	1.644	4.277	(21.524)	8.390	7.450
Total from Investment Operations	2.408	5.313	(20.209)	9.740	8.428
Distributions
Dividends from Net Investment Income	(1.008)	(1.553)	(1.261)	(.970)	(.738)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.008)	(1.553)	(1.261)	(.970)	(.738)
Net Asset Value, End of Period	$27.20	$25.80	$22.04	$43.51	$34.74

Total Return[2]	9.53%	26.45%	-47.72%	28.63%	31.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,349	$853	$3,316	$5,263	$3,113
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.14%	3.95%	3.95%	3.48%	3.50%
Portfolio Turnover Rate[3]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$48.41	$41.37	$81.66	$65.21	$50.80
Investment Operations
Net Investment Income	1.420[1]	1.964	2.530[1]	2.576[1]	1.800
Net Realized and Unrealized Gain (Loss)
on Investments	3.082	7.977	(40.464)	15.683	13.990
Total from Investment Operations	4.502	9.941	(37.934)	18.259	15.790
Distributions
Dividends from Net Investment Income	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)
Net Asset Value, End of Period	$51.00	$48.41	$41.37	$81.66	$65.21

Total Return	9.48%	26.33%	-47.73%	28.60%	31.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,858	$2,464	$1,754	$3,148	$1,205
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.11%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.91%	3.93%	3.45%	3.44%
Portfolio Turnover Rate[2]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

European Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

The fund has no open swap contracts at October 31, 2010.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

European Stock Index Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $2,325,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,886	8,376,135	756
Temporary Cash Investments	246,272	20,997	—
Futures Contracts—Liabilities[1]	(5)	—	—
Forward Currency Contracts—Assets	—	2,787	—
Total	280,153	8,399,919	756
1 Represents variation margin on the last day of the reporting period.

European Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	800
Change in Unrealized Appreciation (Depreciation)	(44)
Balance as of October 31, 2010	756

D. At October 31, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	2,787	2,787
Liabilities	(5)	—	(5)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,973	—	2,973
Forward Currency Contracts	—	(11,109)	(11,109)
Swap Contracts	(7,197)	—	(7,197)
Realized Net Gain (Loss) on Derivatives	(4,224)	(11,109)	(15,333)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,582	—	5,582
Forward Currency Contracts	—	2,163	2,163
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,582	2,163	7,745

European Stock Index Fund

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2010	704	27,779	433
FTSE 100 Index	December 2010	217	19,640	400

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/22/10	EUR	19,607	USD	27,289	2,056
UBS AG	12/22/10	GBP	11,860	USD	19,004	731

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2010, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

The fund had net unrealized foreign currency gains of $1,120,000 resulting from the translation of other assets and liabilities at October 31, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

European Stock Index Fund

During the year ended October 31, 2010, the fund realized net foreign currency losses of $1,315,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $3,089,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $584,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $2,530,000.

During the year ended October 31, 2010, the fund realized $52,812,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $310,080,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,163,720,000 to offset future net capital gains of $13,739,000 through October 31, 2011, $357,042,000 through October 31, 2016, $1,510,054,000 through October 31, 2017, and $282,885,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $11,354,141,000. Net unrealized depreciation of investment securities for tax purposes was $2,676,095,000, consisting of unrealized gains of $495,348,000 on securities that had risen in value since their purchase and $3,171,443,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $3,520,374,000 of investment securities and sold $6,798,214,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,740,600	70,744	1,139,617	59,184
Issued in Lieu of Cash Distributions	228,168	8,810	700,467	36,181
Redeemed[1]	(6,219,308)	(234,838)	(6,341,324)	(349,683)
Net Increase (Decrease)—Investor Shares	(4,250,540)	(155,284)	(4,501,240)	(254,318)
Admiral Shares
Issued	506,330	8,208	197,387	3,957
Issued in Lieu of Cash Distributions	53,881	887	81,700	1,798
Redeemed[1]	(259,589)	(4,466)	(284,234)	(6,122)
Net Increase (Decrease)—Admiral Shares	300,622	4,629	(5,147)	(367)
Signal Shares
Issued	64,066	2,849	71,159	3,811
Issued in Lieu of Cash Distributions	7,863	334	11,893	677
Redeemed[1]	(59,611)	(2,602)	(93,903)	(5,161)
Net Increase (Decrease)—Signal Shares	12,318	581	(10,851)	(673)
Institutional Shares
Issued	495,957	20,114	891,860	44,118
Issued in Lieu of Cash Distributions	25,396	980	221,985	11,472
Redeemed[1]	(115,278)	(4,538)	(3,632,538)	(172,962)
Net Increase (Decrease)—Institutional Shares	406,075	16,556	(2,518,693)	(117,372)
ETF Shares
Issued	889,512	20,028	503,833	10,810
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(638,538)	(14,900)	(98,286)	(2,300)
Net Increase (Decrease)—ETF Shares	250,974	5,128	405,547	8,510
1 Net of redemption fees for fiscal 2010 and 2009 of $150,000 and $633,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pacific Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio1	0.27%	0.16%	0.16%	0.12%	0.16%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	495	487	1,811
Median Market Cap $19.3B		$19.3B	$29.9B
Price/Earnings Ratio	17.2x	17.2x	16.2x
Price/Book Ratio	1.3x	1.3x	1.7x
Return on Equity	12.9%	12.9%	18.2%
Earnings Growth Rate	-3.3%	-3.3%	4.4%
Dividend Yield	2.6%	2.6%	2.8%
Turnover Rate	3%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer
Discretionary	13.9%	13.9%	8.7%
Consumer Staples	6.3	6.3	8.5
Energy	2.5	2.5	10.9
Financials	28.6	28.3	25.7
Health Care	4.2	4.3	6.1
Industrials	15.5	15.6	10.3
Information
Technology	8.5	8.5	7.1
Materials	12.1	12.1	12.1
Telecommunication
Services	3.5	3.5	5.9
Utilities	4.9	5.0	4.7

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.96	0.92
Beta	1.01	0.82

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	3.8%
Toyota Motor Corp.	Automobile
	Manufacturers	2.7
Commonwealth Bank of	Diversified Banks
Australia		2.0
Westpac Banking Corp.	Diversified Banks	1.8
Australia & New Zealand	Diversified Banks
Banking Group Ltd.		1.7
Honda Motor Co. Ltd.	Automobile
	Manufacturers	1.6
Mitsubishi UFJ Financial	Diversified Banks
Group Inc.		1.6
National Australia Bank	Diversified Banks
Ltd.		1.5
Canon Inc.	Office Electronics	1.4
Sumitomo Mitsui	Diversified Banks
Financial Group Inc.		1.1
Top Ten		19.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	45.1%
Pacific
Japan	61.4%	61.6%	14.3%
Australia	25.4	25.2	5.9
Hong Kong	7.8	7.8	1.8
Singapore	5.1	5.1	1.2
Other	0.3	0.3	0.1
Subtotal	100.0%	100.0%	23.3%
Emerging Markets	0.0%	0.0%	24.0%
North America	0.0%	0.0%	7.6%

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Investor
Shares	11.09%	2.11%	2.26%	$12,509
MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
MSCI Pacific Index	8.86	2.17	2.40	12,680
Japan/Pacific Region Funds Average	11.40	-1.19	-0.03	9,971

Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/13/2001)	Investment
Pacific Stock Index Fund Admiral
Shares	11.13%	2.20%	5.20%	$15,956
MSCI All Country World Index ex
USA	13.08	6.21	8.05	20,420
MSCI Pacific Index	8.86	2.17	5.23	15,992

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

Pacific Stock Index Fund

	Average Annual Total Returns
	Period Ended: October 31, 2010
		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(6/4/2007)	Investment
Pacific Stock Index Fund Signal
Shares	11.10%	-5.26%	$831,732
MSCI All Country World Index ex
USA	13.08	-4.19	864,312
MSCI Pacific Index	8.86	-5.42	827,116
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund
Institutional Shares	11.22%	2.25%	2.41%	$6,343,935
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
MSCI Pacific Index	8.86	2.17	2.40	6,339,853

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
Pacific Stock Index Fund
ETF Shares Net Asset Value	11.11%	2.20%	3.44%	$12,113
MSCI All Country World Index ex USA	13.08	6.21	6.09	13,974
MSCI Pacific Index	8.86	2.17	3.38	12,071
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2010
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
Pacific Stock Index Fund
ETF Shares Market Price	11.65%	9.91%	20.81%
Pacific Stock Index Fund
ETF Shares Net Asset Value	11.11	11.50	21.13
MSCI Pacific Index	8.86	11.33	20.71
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	5.46%	1.17%	1.41%
Admiral Shares	8/13/2001	5.57	1.28	4.98[1]
Signal Shares	6/4/2007	5.53	—	-6.05[1]
Institutional Shares	5/15/2000	5.59	1.32	1.57
ETF Shares	3/4/2005
Market Price		5.85	1.01	3.08[1]
Net Asset Value		5.56	1.28	3.07[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	4,123,151	170,375	3.8%
Commonwealth Bank of Australia	1,902,707	91,470	2.0%
Westpac Banking Corp.	3,657,726	81,447	1.8%
Australia & New Zealand Banking Group Ltd.	3,112,568	75,937	1.7%
National Australia Bank Ltd.	2,605,865	65,221	1.5%
Rio Tinto Ltd.	535,356	43,569	1.0%
Woolworths Ltd.	1,524,337	42,317	0.9%
Wesfarmers Ltd.	1,234,895	40,180	0.9%
Newcrest Mining Ltd.	882,218	34,719	0.8%
Westfield Group	2,693,405	32,758	0.7%
Woodside Petroleum Ltd.	668,414	28,584	0.6%
CSL Ltd.	706,891	22,797	0.5%
QBE Insurance Group Ltd.	1,271,650	21,390	0.5%
Australia—Other †		371,617	8.3%
		1,122,381	25.0%
Hong Kong
Sun Hung Kai Properties Ltd.	1,738,121	29,899	0.7%
Hong Kong Exchanges and Clearing Ltd.	1,258,246	27,774	0.6%
Cheung Kong Holdings Ltd.	1,708,408	26,095	0.6%
Hutchison Whampoa Ltd.	2,621,599	25,891	0.6%
Hong Kong—Other †		239,719	5.3%
		349,378	7.8%
Japan
Toyota Motor Corp.	3,388,983	120,039	2.7%
Honda Motor Co. Ltd.	2,028,954	73,141	1.6%
Mitsubishi UFJ Financial Group Inc.	15,644,420	72,606	1.6%
Canon Inc.	1,392,959	64,122	1.4%
Sumitomo Mitsui Financial Group Inc.	1,650,561	49,266	1.1%
Takeda Pharmaceutical Co. Ltd.	921,817	43,211	1.0%
Tokyo Electric Power Co. Inc.	1,757,164	41,958	0.9%

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Sony Corp.		1,234,429	41,708	0.9%
Mitsubishi Corp.		1,667,772	40,059	0.9%
Mizuho Financial Group Inc.		24,637,413	35,732	0.8%
Panasonic Corp.		2,411,011	35,146	0.8%
Fanuc Ltd.		235,439	34,084	0.8%
Mitsui & Co. Ltd.		2,134,880	33,576	0.7%
Softbank Corp.		997,531	32,036	0.7%
NTT DoCoMo Inc.		18,837	31,753	0.7%
Nintendo Co. Ltd.		121,961	31,492	0.7%
Nippon Telegraph & Telephone Corp.		638,323	28,789	0.6%
Komatsu Ltd.		1,165,778	28,493	0.6%
Nissan Motor Co. Ltd.		3,054,632	26,847	0.6%
East Japan Railway Co.		417,837	25,803	0.6%
Shin-Etsu Chemical Co. Ltd.		504,481	25,510	0.6%
Mitsubishi Estate Co. Ltd.		1,453,005	25,454	0.6%
Hitachi Ltd.		5,551,404	25,090	0.6%
Tokio Marine Holdings Inc.		889,688	25,014	0.6%
Toshiba Corp.		4,947,214	24,762	0.6%
Kansai Electric Power Co. Inc.		930,165	23,543	0.5%
Nomura Holdings Inc.		4,340,854	22,307	0.5%
Mitsubishi Electric Corp.		2,374,896	22,258	0.5%
Seven & I Holdings Co. Ltd.		926,079	21,497	0.5%
Canon Marketing Japan Inc.		73,590	917	0.0%
Japan—Other †			1,624,652	36.2%
			2,730,865	60.9%

New Zealand †			13,456	0.3%

Singapore
Singapore Telecommunications Ltd.		9,789,220	23,455	0.5%
DBS Group Holdings Ltd.		2,104,727	22,669	0.5%
United Overseas Bank Ltd.		1,499,395	21,642	0.5%
Oversea-Chinese Banking Corp. Ltd.		2,991,983	20,900	0.5%
Singapore—Other †			138,772	3.1%
			227,438	5.1%
Total Common Stocks (Cost $5,769,764)			4,443,518	99.1%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.237%	44,964,886	44,965	1.0%

4U.S. Government and Agency Obligations †			8,999	0.2%
Total Temporary Cash Investments (Cost $53,964)			53,964	1.2%[1]
[5]Total Investments (Cost $5,823,728)			4,497,482	100.3%
Other Assets and Liabilities
Other Assets			42,728	0.9%
Liabilities[3]			(55,056)	(1.2%)
			(12,328)	(0.3%)
Net Assets			4,485,154	100.0%

Pacific Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,782,061
Undistributed Net Investment Income	128,317
Accumulated Net Realized Losses	(1,100,153)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,326,246)
Futures Contracts	(1,219)
Foreign Currencies and Forward Currency Contracts	2,394
Net Assets	4,485,154

Investor Shares—Net Assets
Applicable to 83,479,364 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	867,811
Net Asset Value Per Share—Investor Shares	$10.40

Admiral Shares—Net Assets
Applicable to 17,112,171 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,164,660
Net Asset Value Per Share—Admiral Shares	$68.06

Signal Shares—Net Assets
Applicable to 7,235,456 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	171,065
Net Asset Value Per Share—Signal Shares	$23.64

Institutional Shares—Net Assets
Applicable to 76,724,476 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	799,270
Net Asset Value Per Share—Institutional Shares	$10.42

ETF Shares—Net Assets
Applicable to 26,922,177 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,482,348
Net Asset Value Per Share—ETF Shares	$55.06

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,394,000 of collateral received for securities on loan.
4 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $34,391,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	163,454
Interest[2]	121
Security Lending	1,071
Total Income	164,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	417
Management and Administrative—Investor Shares	6,638
Management and Administrative—Admiral Shares	884
Management and Administrative—Signal Shares	145
Management and Administrative—Institutional Shares	301
Management and Administrative—ETF Shares	1,173
Marketing and Distribution—Investor Shares	969
Marketing and Distribution—Admiral Shares	164
Marketing and Distribution—Signal Shares	45
Marketing and Distribution—Institutional Shares	168
Marketing and Distribution—ETF Shares	367
Custodian Fees	956
Auditing Fees	39
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	69
Trustees’ Fees and Expenses	11
Total Expenses	12,366
Net Investment Income	152,280
Realized Net Gain (Loss)
Investment Securities Sold	80,767
Futures Contracts	(6,181)
Foreign Currencies and Forward Currency Contracts	6,846
Realized Net Gain (Loss)	81,432
Change in Unrealized Appreciation (Depreciation)
Investment Securities	444,015
Futures Contracts	(960)
Foreign Currencies and Forward Currency Contracts	2,322
Change in Unrealized Appreciation (Depreciation)	445,377
Net Increase (Decrease) in Net Assets Resulting from Operations	679,089

1 Dividends are net of foreign withholding taxes of $6,575,000.
2 Interest income from an affiliated company of the fund was $101,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,280	167,807
Realized Net Gain (Loss)	81,432	(1,037,811)
Change in Unrealized Appreciation (Depreciation)	445,377	1,886,857
Net Increase (Decrease) in Net Assets Resulting from Operations	679,089	1,016,853
Distributions
Net Investment Income
Investor Shares	(79,032)	(90,208)
Admiral Shares	(23,652)	(13,868)
Signal Shares	(4,529)	(2,869)
Institutional Shares	(14,225)	(32,221)
ETF Shares	(35,958)	(22,623)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(157,396)	(161,789)
Capital Share Transactions
Investor Shares	(2,261,374)	(2,494,500)
Admiral Shares	246,250	(30,359)
Signal Shares	(984)	(17,973)
Institutional Shares	259,478	(1,316,524)
ETF Shares	91,378	(114,249)
Net Increase (Decrease) from Capital Share Transactions	(1,665,252)	(3,973,605)
Total Increase (Decrease)	(1,143,559)	(3,118,541)
Net Assets
Beginning of Period	5,628,713	8,747,254
End of Period[1]	4,485,154	5,628,713

1 Net Assets—End of Period includes undistributed net investment income of $128,317,000 and $126,000,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.61	$7.94	$14.19	$12.13	$10.39
Investment Operations
Net Investment Income	.243[1]	.189[1]	.281	.236	.190
Net Realized and Unrealized Gain (Loss)
on Investments	.803	1.621	(6.228)	2.091	1.710
Total from Investment Operations	1.046	1.810	(5.947)	2.327	1.900
Distributions
Dividends from Net Investment Income	(.256)	(.140)	(.303)	(.267)	(.160)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.256)	(.140)	(.303)	(.267)	(.160)
Net Asset Value, End of Period	$10.40	$9.61	$7.94	$14.19	$12.13

Total Return[2]	11.09%	23.23%	-42.71%	19.52%	18.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$868	$2,846	$5,065	$11,281	$7,814
Ratio of Total Expenses to
Average Net Assets	0.26%	0.27%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.37%	2.42%	2.32%	1.80%	1.73%
Portfolio Turnover Rate[3]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$62.95	$52.04	$92.94	$79.43	$68.05
Investment Operations
Net Investment Income	1.533[1]	1.386[1]	1.933	1.613	1.302
Net Realized and Unrealized Gain (Loss)
on Investments	5.337	10.531	(40.773)	13.714	11.185
Total from Investment Operations	6.870	11.917	(38.840)	15.327	12.487
Distributions
Dividends from Net Investment Income	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)
Net Asset Value, End of Period	$68.06	$62.95	$52.04	$92.94	$79.43

Total Return[2]	11.13%	23.38%	-42.62%	19.64%	18.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,165	$849	$737	$1,292	$1,128
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.12%	0.12%	0.17%
Ratio of Net Investment Income
to Average Net Assets	2.49%	2.53%	2.42%	1.90%	1.83%
Portfolio Turnover Rate[3]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
				June 4,
				2007[1], to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.87	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.541[2]	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	1.840	3.658	(14.158)	1.500
Total from Investment Operations	2.381	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.611)	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.611)	(.349)	(.709)	—
Net Asset Value, End of Period	$23.64	$21.87	$18.08	$32.28

Total Return[3]	11.10%	23.38%	-42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171	$159	$150	$247
Ratio of Total Expenses to Average Net Assets	0.14%	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.49%	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	3%	8%	9%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.63	$7.96	$14.22	$12.15	$10.41
Investment Operations
Net Investment Income	.243[1]	.215[1]	.300	.251	.206
Net Realized and Unrealized Gain (Loss)
on Investments	.816	1.613	(6.242)	2.102	1.710
Total from Investment Operations	1.059	1.828	(5.942)	2.353	1.916
Distributions
Dividends from Net Investment Income	(.269)	(.158)	(.318)	(.283)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.269)	(.158)	(.318)	(.283)	(.176)
Net Asset Value, End of Period	$10.42	$9.63	$7.96	$14.22	$12.15

Total Return[2]	11.22%	23.46%	-42.62%	19.72%	18.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$799	$487	$1,610	$2,720	$1,788
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.57%	2.45%	1.93%	1.88%
Portfolio Turnover Rate[3]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$50.92	$42.10	$75.17	$64.24	$55.09
Investment Operations
Net Investment Income	1.265[1]	1.109[1]	1.573	1.314	1.060
Net Realized and Unrealized Gain (Loss)
on Investments	4.296	8.534	(32.974)	11.089	9.020
Total from Investment Operations	5.561	9.643	(31.401)	12.403	10.080
Distributions
Dividends from Net Investment Income	(1.421)	(.823)	(1.669)	(1.473)	(.930)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.421)	(.823)	(1.669)	(1.473)	(.930)
Net Asset Value, End of Period	$55.06	$50.92	$42.10	$75.17	$64.24

Total Return	11.11%	23.38%	-42.61%	19.65%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,482	$1,288	$1,186	$1,503	$693
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.11%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.53%	2.43%	1.90%	1.82%
Portfolio Turnover Rate[2]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $1,253,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,604	4,438,914	—
Temporary Cash Investments	44,965	8,999	—
Futures Contracts—Liabilities[1]	(524)	—	—
Forward Currency Contracts—Assets	—	886	—
Total	49,045	4,448,799	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	886	886
Liabilities	(524)	—	(524)

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(6,181)	—	(6,181)
Forward Currency Contracts	—	2,394	2,394
Realized Net Gain (Loss) on Derivatives	(6,181)	2,394	(3,787)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(960)	—	(960)
Forward Currency Contracts	—	810	810
Change in Unrealized Appreciation (Depreciation) on Derivatives	(960)	810	(150)

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2010	348	34,822	(1,102)
S&P ASX 200 Index	December 2010	154	17,536	(117)

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/15/10	JPY	462,540	USD	5,748	229
UBS AG	12/22/10	AUD	18,003	USD	17,635	657

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Pacific Stock Index Fund

At October 31, 2010, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

The fund had net unrealized foreign currency gains of $1,508,000 resulting from the translation of other assets and liabilities at October 31, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency gains of $4,452,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $3,675,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $2,981,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $3,098,000.

During the year ended October 31, 2010, the fund realized $104,566,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $141,815,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,099,252,000 to offset future net capital gains of $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, and $29,742,000 through October 31, 2018. Capital loss carryforwards of $68,660,000 expired on October 31, 2010; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2010, the cost of investment securities for tax purposes was $5,826,841,000. Net unrealized depreciation of investment securities for tax purposes was $1,329,359,000, consisting of unrealized gains of $237,367,000 on securities that had risen in value since their purchase and $1,566,726,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

F. During the year ended October 31, 2010, the fund purchased $1,184,952,000 of investment securities and sold $2,871,527,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	928,036	95,562	697,406	89,584
Issued in Lieu of Cash Distributions	77,181	7,998	89,093	11,571
Redeemed[1]	(3,266,591)	(316,059)	(3,280,999)	(442,815)
Net Increase (Decrease)—Investor Shares	(2,261,374)	(212,499)	(2,494,500)	(341,660)
Admiral Shares
Issued	357,184	5,342	122,233	2,241
Issued in Lieu of Cash Distributions	19,195	304	11,409	227
Redeemed[1]	(130,129)	(2,021)	(164,001)	(3,133)
Net Increase (Decrease)—Admiral Shares	246,250	3,625	(30,359)	(665)
Signal Shares
Issued	38,562	1,730	60,869	3,310
Issued in Lieu of Cash Distributions	3,686	168	2,555	146
Redeemed[1]	(43,232)	(1,932)	(81,397)	(4,472)
Net Increase (Decrease)—Signal Shares	(984)	(34)	(17,973)	(1,016)
Institutional Shares
Issued	320,724	32,370	405,620	51,039
Issued in Lieu of Cash Distributions	10,557	1,093	29,986	3,894
Redeemed[1]	(71,803)	(7,262)	(1,752,130)	(206,617)
Net Increase (Decrease)—Institutional Shares	259,478	26,201	(1,316,524)	(151,684)
ETF Shares
Issued	142,992	2,720	150,908	3,422
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(51,614)	(1,100)	(265,157)	(6,300)
Net Increase (Decrease)—ETF Shares	91,378	1,620	(114,249)	(2,878)
1 Net of redemption fees for fiscal 2010 and 2009 of $186,000 and $361,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VWO
Expense Ratio1	0.40%	0.27%	0.27%	0.23%	0.27%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	837	748	1,811
Median Market Cap $17.9B		$18.0B	$29.9B
Price/Earnings Ratio	16.0x	15.3x	16.2x
Price/Book Ratio	2.3x	2.2x	1.7x
Return on Equity	22.0%	21.2%	18.2%
Earnings Growth Rate 15.4%		14.8%	4.4%
Dividend Yield	1.9%	2.2%	2.8%
Turnover Rate	12%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer
Discretionary	6.9%	6.8%	8.7%
Consumer Staples	6.8	6.9	8.5
Energy	14.1	14.2	10.9
Financials	26.1	26.0	25.7
Health Care	0.8	0.8	6.1
Industrials	7.3	7.4	10.3
Information
Technology	12.3	11.9	7.1
Materials	14.4	14.5	12.1
Telecommunication
Services	7.9	8.0	5.9
Utilities	3.4	3.5	4.7

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.99	0.95
Beta	1.01	1.20

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Petroleo Brasileiro SA	Integrated Oil &
ADR	Gas	3.1%
Vale SA	Steel	2.7
Samsung Electronics Co.	Semiconductors
Ltd.		2.3
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.7
Gazprom OAO	Integrated Oil &
	Gas	1.6
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.6
Itau Unibanco Holding	Diversified Banks
SA		1.5
Industrial & Commercial	Diversified Banks
Bank of China		1.2
China Construction Bank	Diversified Banks
Corp.		1.2
CNOOC Ltd.	Oil & Gas
	Exploration &
	Production	1.0
Top Ten		17.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	45.1%
Pacific	0.0%	0.0%	23.3%
Emerging Markets
China	18.4%	18.2%	4.3%
Brazil	16.3	16.3	3.8
South Korea	13.2	13.2	3.1
Taiwan	10.6	10.6	2.5
India	8.1	8.1	1.9
South Africa	7.4	7.4	1.8
Russia	6.2	6.1	1.4
Mexico	4.4	4.4	1.0
Malaysia	2.9	2.9	0.7
Indonesia	2.5	2.4	0.6
Turkey	1.9	1.9	0.4
Thailand	1.7	1.7	0.4
Chile	1.7	1.7	0.4
Poland	1.6	1.6	0.4
Other	3.1	3.5	1.3
Subtotal	100.0%	100.0%	24.0%
North America	0.0%	0.0%	7.6%

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Investor Shares	23.98%	14.10%	14.30%	$38,055
MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
Spliced Emerging Markets Index	23.56	14.64	14.78	39,702
Emerging Markets Funds Average	25.61	12.98	13.48	35,422

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

See Financial Highlights for dividend and capital gains information.

Emerging Markets Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/23/2006)	Investment
Emerging Markets Stock Index
Fund Admiral Shares	24.15%	13.18%	$17,146
MSCI All Country World Index ex
USA	13.08	4.05	11,889
Spliced Emerging Markets Index	23.56	13.35	17,262
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(1/19/2007)	Investment
Emerging Markets Stock Index
Fund Signal Shares	24.11%	7.92%	$1,333,838
MSCI All Country World Index ex
USA	13.08	-0.46	982,859
MSCI Emerging Markets Index	23.56	8.16	1,345,443
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index
Fund Institutional Shares	24.20%	14.30%	14.48%	$19,337,231
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
Spliced Emerging Markets Index	23.56	14.64	14.78	19,851,204

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
Emerging Markets Stock Index Fund
ETF Shares Net Asset Value	25.07%	14.40%	13.80%	$20,784
MSCI All Country World Index ex USA	13.08	6.21	6.16	14,025
Spliced Emerging Markets Index	23.56	14.64	14.04	21,034
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares.
In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Emerging Markets Stock Index Fund

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2010
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
Emerging Markets Stock Index Fund
ETF Shares Market Price	26.34%	93.86%	108.45%
Emerging Markets Stock Index Fund
ETF Shares Net Asset Value	25.07	95.97	107.84
Spliced Emerging Markets Index	23.56	98.04	110.34
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares.
In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	19.66%	12.06%	13.15%
Fee-Adjusted Returns		18.77	11.90	13.07
Admiral Shares	6/23/2006	19.83	—	12.68[1]
Fee-Adjusted Returns		18.94	—	12.68[1]
Signal Shares	1/19/2007	19.84	—	7.26[1]
Fee-Adjusted Returns		18.94	—	7.26[1]
Institutional Shares	6/22/2000	19.93	12.26	13.33
Fee-Adjusted Returns		19.03	12.10	13.25
ETF Shares	3/4/2005
Market Price		19.34	12.14	13.45[1]
Net Asset Value		19.81	12.20	13.42[1]
1 Return since inception.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares.
In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA ADR	23,714,644	582,432	1.0%
Vale SA Class B Pfd. ADR	20,271,783	582,408	1.0%
Petroleo Brasileiro SA ADR Type A	17,282,179	539,031	1.0%
Petroleo Brasileiro SA ADR	12,812,721	437,170	0.8%
Petroleo Brasileiro SA Prior Pfd.	27,963,628	425,794	0.8%
Vale SA Class B ADR	12,891,533	414,334	0.7%
Banco Bradesco SA ADR	17,583,082	365,728	0.7%
Petroleo Brasileiro SA	19,207,388	321,836	0.6%
Vale SA Prior Pfd.	10,227,777	287,230	0.5%
Itau Unibanco Holding SA Prior Pfd.	10,971,176	265,198	0.5%
Itausa - Investimentos Itau SA Prior Pfd.	33,842,634	264,921	0.5%
OGX Petroleo e Gas Participacoes SA	19,250,552	251,685	0.5%
BM&FBovespa SA	29,176,743	243,325	0.4%
Banco Bradesco SA Prior Pfd.	11,088,731	227,214	0.4%
Vale SA	6,971,838	219,574	0.4%
Brazil—Other †		3,576,818	6.5%
		9,004,698	16.3%

Chile †		940,317	1.7%

China
China Mobile Ltd.	90,936,667	928,674	1.7%
Industrial & Commercial Bank of China	816,874,659	659,948	1.2%
China Construction Bank Corp.	679,549,493	649,652	1.2%
CNOOC Ltd.	270,663,552	565,069	1.0%
Bank of China Ltd.	860,144,525	516,630	0.9%
China Life Insurance Co. Ltd.	112,980,470	496,694	0.9%

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
PetroChina Co. Ltd.	320,201,679	394,147	0.7%
Tencent Holdings Ltd.	15,187,372	349,118	0.6%
Ping An Insurance Group Co. of China Ltd.	25,272,488	273,239	0.5%
China Shenhua Energy Co. Ltd.	51,666,825	230,654	0.4%
China Petroleum & Chemical Corp.	242,217,540	230,461	0.4%
China—Other †		4,834,673	8.8%
		10,128,959	18.3%
Colombia
BanColombia SA ADR	4,267,557	287,847	0.5%
Colombia—Other †		64,181	0.1%
		352,028	0.6%

Czech Republic †		215,937	0.4%

Egypt †		147,918	0.3%

Hungary †		249,483	0.5%

India
Reliance Industries Ltd.	19,567,613	483,248	0.9%
Infosys Technologies Ltd.	6,866,715	460,483	0.8%
ICICI Bank Ltd.	9,903,835	260,759	0.5%
Housing Development Finance Corp.	15,986,525	247,755	0.4%
India—Other †		3,037,229	5.5%
		4,489,474	8.1%

Indonesia †		1,351,955	2.4%

Malaysia †		1,581,704	2.9%

Mexico
America Movil SAB de CV	300,677,798	862,001	1.5%
Wal-Mart de Mexico SAB de CV	93,882,592	256,831	0.5%
Mexico—Other †		1,330,020	2.4%
		2,448,852	4.4%

Morocco †		16,692	0.0%

Peru †		425,072	0.8%

Philippines †		302,230	0.6%

Poland †		891,194	1.6%

Russia
Gazprom OAO ADR	35,670,340	781,004	1.4%
Sberbank of Russia	128,160,315	420,755	0.8%
Lukoil OAO ADR	7,090,228	395,386	0.7%
MMC Norilsk Nickel ADR	11,827,090	220,106	0.4%
Russia—Other †		1,611,582	2.9%
		3,428,833	6.2%

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
South Africa
MTN Group Ltd.		24,980,303	449,395	0.8%
Sasol Ltd.		8,679,097	390,840	0.7%
Naspers Ltd.		5,844,423	306,553	0.5%
AngloGold Ashanti Ltd.		5,724,840	268,497	0.5%
Standard Bank Group Ltd.		17,800,168	261,943	0.5%
South Africa—Other †			2,422,416	4.4%
			4,099,644	7.4%
South Korea
Samsung Electronics Co. Ltd. GDR		1,966,103	656,234	1.2%
Samsung Electronics Co. Ltd.		688,157	456,541	0.8%
Hyundai Motor Co.		2,303,694	348,744	0.6%
POSCO ADR		2,819,855	293,096	0.5%
Hyundai Mobis		1,016,507	253,142	0.5%
Samsung Electronics Co. Ltd. Prior Pfd.		305,925	150,327	0.3%
South Korea—Other †			5,107,275	9.2%
			7,265,359	13.1%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		44,642,101	487,045	0.9%
Hon Hai Precision Industry Co. Ltd.		127,464,588	482,076	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.		144,474,045	297,228	0.5%
HTC Corp.		10,153,480	230,254	0.4%
Taiwan—Other †			4,267,406	7.7%
			5,764,009	10.4%

Thailand †			945,609	1.7%

Turkey †			1,036,068	1.9%
Total Common Stocks (Cost $43,265,508)			55,086,035	99.6%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.237%	667,070,820	667,071	1.2%

4U.S. Government and Agency Obligations †			5,197	0.0%
Total Temporary Cash Investments (Cost $672,268)			672,268	1.2%[1]
[5]Total Investments (Cost $43,937,776)			55,758,303	100.8%
Other Assets and Liabilities
Other Assets			296,135	0.5%
Liabilities[3]			(762,138)	(1.3%)
			(466,003)	(0.8%)
Net Assets			55,292,300	100.0%

Emerging Markets Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	45,438,627
Undistributed Net Investment Income	651,499
Accumulated Net Realized Losses	(2,618,276)
Unrealized Appreciation (Depreciation)
Investment Securities	11,820,527
Futures Contracts	101
Foreign Currencies	(178)
Net Assets	55,292,300

Investor Shares—Net Assets
Applicable to 189,826,680 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,597,066
Net Asset Value Per Share—Investor Shares	$29.49

Admiral Shares—Net Assets
Applicable to 122,652,135 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,761,105
Net Asset Value Per Share—Admiral Shares	$38.82

Signal Shares—Net Assets
Applicable to 17,238,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	643,739
Net Asset Value Per Share—Signal Shares	$37.34

Institutional Shares—Net Assets
Applicable to 117,532,591 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,473,373
Net Asset Value Per Share—Institutional Shares	$29.55

ETF Shares—Net Assets
Applicable to 874,114,996 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,817,017
Net Asset Value Per Share—ETF Shares	$46.70

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $628,018,000 of collateral received for securities on loan.
4 Securities with a value of $3,438,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $585,466,000.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	896,585
Interest[2]	261
Security Lending	11,419
Total Income	908,265
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,741
Management and Administrative—Investor Shares	20,389
Management and Administrative—Admiral Shares	4,328
Management and Administrative—Signal Shares	716
Management and Administrative—Institutional Shares	1,576
Management and Administrative—ETF Shares	33,369
Marketing and Distribution—Investor Shares	2,093
Marketing and Distribution—Admiral Shares	541
Marketing and Distribution—Signal Shares	142
Marketing and Distribution—Institutional Shares	608
Marketing and Distribution—ETF Shares	6,133
Custodian Fees	22,018
Auditing Fees	39
Shareholders’ Reports—Investor Shares	86
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	536
Trustees’ Fees and Expenses	57
Total Expenses	94,375
Net Investment Income	813,890
Realized Net Gain (Loss)
Investment Securities Sold	563,457
Futures Contracts	9,459
Swap Contracts	(5,222)
Foreign Currencies	(42,895)
Realized Net Gain (Loss)	524,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,919,706
Futures Contracts	2,977
Swap Contracts	4,604
Foreign Currencies	(1,217)
Change in Unrealized Appreciation (Depreciation)	7,926,070
Net Increase (Decrease) in Net Assets Resulting from Operations	9,264,759

1 Dividends are net of foreign withholding taxes of $107,342,000.
2 Interest income from an affiliated company of the fund was $241,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	813,890	378,503
Realized Net Gain (Loss)	524,799	(1,254,331)
Change in Unrealized Appreciation (Depreciation)	7,926,070	8,587,988
Net Increase (Decrease) in Net Assets Resulting from Operations	9,264,759	7,712,160
Distributions
Net Investment Income
Investor Shares	(92,803)	(231,087)
Admiral Shares	(38,489)	(69,431)
Signal Shares	(6,752)	(12,807)
Institutional Shares	(26,615)	(45,949)
ETF Shares	(258,615)	(251,740)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(423,274)	(611,014)
Capital Share Transactions
Investor Shares	(3,150,495)	(309,416)
Admiral Shares	1,436,817	333,668
Signal Shares	62,406	42,629
Institutional Shares	1,174,368	304,253
ETF Shares	19,499,494	7,449,732
Net Increase (Decrease) from Capital Share Transactions	19,022,590	7,820,866
Total Increase (Decrease)	27,864,075	14,922,012
Net Assets
Beginning of Period	27,428,225	12,506,213
End of Period[1]	55,292,300	27,428,225

1 Net Assets—End of Period includes undistributed net investment income of $651,499,000 and $301,998,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.90	$15.66	$36.78	$22.05	$16.91
Investment Operations
Net Investment Income	.521[1]	.398[1]	.780	.604[1]	.396
Net Realized and Unrealized Gain (Loss)
on Investments[2]	5.383	8.542	(21.313)	14.522	5.059
Total from Investment Operations	5.904	8.940	(20.533)	15.126	5.455
Distributions
Dividends from Net Investment Income	(.314)	(.700)	(.587)	(.396)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.314)	(.700)	(.587)	(.396)	(.315)
Net Asset Value, End of Period	$29.49	$23.90	$15.66	$36.78	$22.05

Total Return[3]	24.92%	60.07%	-56.66%	69.59%	32.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,597	$7,024	$5,345	$14,150	$7,202
Ratio of Total Expenses to
Average Net Assets	0.35%	0.40%	0.32%	0.37%	0.42%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.16%	2.81%	2.24%	2.20%
Portfolio Turnover Rate[4]	12%	12%	20%	9%	26%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.04, $.01, $.05, $.04, and $.05.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

					June 23,
					2006[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.45	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.696[2]	.567[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss)
on Investments[3]	7.119	11.222	(28.099)	19.121	3.808
Total from Investment Operations	7.815	11.789	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.445)	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.445)	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$38.82	$31.45	$20.63	$48.47	$29.03

Total Return[4]	25.08%	60.29%	-56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,761	$2,674	$1,508	$3,514	$1,491
Ratio of Total Expenses to
Average Net Assets	0.22%	0.27%	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.29%	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	12%	12%	20%	9%	26%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.01, $.06, $.05, and $.04.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
				Jan. 19,
				2007[1], to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.26	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.690[2]	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	6.818	10.795	(27.029)	15.650
Total from Investment Operations	7.508	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.428)	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.428)	(.938)	(.760)	—
Net Asset Value, End of Period	$37.34	$30.26	$19.85	$46.61

Total Return[4]	25.04%	60.33%	-56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$644	$463	$266	$385
Ratio of Total Expenses to Average Net Assets	0.22%	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	2.10%	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	12%	12%	20%	9%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.01, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.94	$15.71	$36.90	$22.11	$16.95
Investment Operations
Net Investment Income	.571[1]	.437[1]	.835	.686[1]	.443
Net Realized and Unrealized Gain (Loss)
on Investments[2]	5.388	8.547	(21.393)	14.533	5.059
Total from Investment Operations	5.959	8.984	(20.558)	15.219	5.502
Distributions
Dividends from Net Investment Income	(.349)	(.754)	(.632)	(.429)	(.342)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.349)	(.754)	(.632)	(.429)	(.342)
Net Asset Value, End of Period	$29.55	$23.94	$15.71	$36.90	$22.11

Total Return[3]	25.13%	60.41%	-56.61%	69.90%	32.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,473	$1,731	$887	$1,463	$559
Ratio of Total Expenses to
Average Net Assets	0.15%	0.23%	0.15%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.33%	2.98%	2.41%	2.37%
Portfolio Turnover Rate[4]	12%	12%	20%	9%	26%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.02, $.01, $.03, $.04, and $.05.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$37.84	$24.83	$58.31	$34.96	$26.81
Investment Operations
Net Investment Income	.870[2]	.668[2]	1.303	1.065[2]	.667
Net Realized and Unrealized Gain (Loss)
on Investments[3]	8.535	13.520	(33.798)	22.955	8.022
Total from Investment Operations	9.405	14.188	(32.495)	24.020	8.689
Distributions
Dividends from Net Investment Income	(.545)	(1.178)	(.985)	(.670)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.545)	(1.178)	(.985)	(.670)	(.539)
Net Asset Value, End of Period	$46.70	$37.84	$24.83	$58.31	$34.96

Total Return	25.07%	60.28%	-56.62%	69.78%	32.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,817	$15,537	$4,500	$6,275	$1,582
Ratio of Total Expenses to
Average Net Assets	0.22%	0.27%	0.20%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.29%	2.93%	2.36%	2.32%
Portfolio Turnover Rate[4]	12%	12%	20%	9%	26%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.01, $.05, $.10 and $.10.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

The fund has no open swap contracts at October 31, 2010.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Emerging Markets Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $9,466,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 3.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,170,967	—	—
Common Stocks--Other	2,116,606	39,798,462	—
Temporary Cash Investments	667,071	5,197	—
Futures Contracts—Liabilities[1]	(135)	—	—
Total	15,954,509	39,803,659	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	November 2010	2,700	79,353	101

Emerging Markets Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $42,895,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $17,309,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $1,782,0000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $111,764,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $129,073,000.

The fund’s realized losses for the year ended October 31, 2010, include $2,000 of capital gain tax paid on sales of Peruvian securities. This tax is treated as a decrease to taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2010, the fund realized $949,063,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $824,940,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,447,495,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, and $212,374,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $44,237,626,000. Net unrealized appreciation of investment securities for tax purposes was $11,520,677,000, consisting of unrealized gains of $13,042,472,000 on securities that had risen in value since their purchase and $1,521,795,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $25,709,777,000 of investment securities and sold $6,487,233,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	2,083,356	80,442	1,853,897	96,420
Issued in Lieu of Cash Distributions	88,603	3,492	223,214	15,577
Redeemed[2]	(5,322,454)	(187,996)	(2,386,527)	(159,509)
Net Increase (Decrease)—Investor Shares	(3,150,495)	(104,062)	(309,416)	(47,512)
Admiral Shares
Issued[1]	1,917,883	51,857	639,959	25,023
Issued in Lieu of Cash Distributions	33,549	1,006	60,382	3,205
Redeemed[2]	(514,615)	(15,208)	(366,673)	(16,316)
Net Increase (Decrease)—Admiral Shares	1,436,817	37,655	333,668	11,912
Signal Shares
Issued[1]	209,068	6,390	154,975	6,912
Issued in Lieu of Cash Distributions	5,772	180	11,476	633
Redeemed[2]	(152,434)	(4,641)	(123,822)	(5,646)
Net Increase (Decrease)—Signal Shares	62,406	1,929	42,629	1,899
Institutional Shares
Issued[1]	1,427,756	54,632	554,729	28,701
Issued in Lieu of Cash Distributions	16,645	656	28,341	1,978
Redeemed[2]	(270,033)	(10,041)	(278,817)	(14,848)
Net Increase (Decrease)—Institutional Shares	1,174,368	45,247	304,253	15,831
ETF Shares
Issued[1]	19,778,543	470,556	7,505,813	231,324
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(279,049)	(7,000)	(56,081)	(2,000)
Net Increase (Decrease)—ETF Shares	19,499,494	463,556	7,449,732	229,324

1 Includes purchase fees for fiscal 2010 and 2009 of $31,994,000 and $7,040,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2010 and 2009 of $7,682,000 and $5,687,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statements of net assets–investment summaries, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting three separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2010

Special 2010 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $366,213,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $382,738,000 and foreign taxes paid of $36,378,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Special 2010 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $121,966,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $168,838,000 and foreign taxes paid of $5,798,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Special 2010 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $259,805,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $1,001,105,000 and foreign taxes paid of $104,896,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2010

	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	9.35%	4.04%	3.60%
Returns After Taxes on Distributions	8.82	3.45	3.00
Returns After Taxes on Distributions and Sale of Fund Shares	6.89	3.43	2.91

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	11.09%	2.11%	2.26%
Returns After Taxes on Distributions	10.61	1.74	1.92
Returns After Taxes on Distributions and Sale of Fund Shares	7.67	1.75	1.82

	One	Five	Ten
	Year	Years	Years
Emerging Markets Stock Index Fund Investor Shares
Returns Before Taxes	23.98%	14.10%	14.30%
Returns After Taxes on Distributions	23.76	13.73	13.82
Returns After Taxes on Distributions and Sale of Fund Shares	15.83	12.28	12.67

Returns for the Emerging Markets Stock Index Fund are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. Returns for the European and Pacific Stock Index Funds do not reflect the 2% fee on redemptions of shares held for less than two months.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,093.00	$1.37
Admiral Shares	1,000.00	1,093.67	0.74
Signal Shares	1,000.00	1,093.97	0.74
Institutional Shares	1,000.00	1,094.13	0.53
ETF Shares	1,000.00	1,093.48	0.74
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,020.61	$1.32
Admiral Shares	1,000.00	1,021.16	0.71
Signal Shares	1,000.00	1,021.17	0.71
Institutional Shares	1,000.00	1,021.57	0.51
ETF Shares	1,000.00	1,021.14	0.71
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,108.23	$1.86
Admiral Shares	1,000.00	1,108.83	1.17
Signal Shares	1,000.00	1,108.67	1.17
Institutional Shares	1,000.00	1,108.82	0.80
ETF Shares	1,000.00	1,108.74	1.17

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.50	0.71
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.50	0.71
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Admiral Shares	1,000.00	1,024.10	1.12
Signal Shares	1,000.00	1,024.10	1.12
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,024.10	1.12

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122010

Vanguard Total World Stock Index Fund
Annual Report

October 31, 2010

> For the fiscal year ended October 31, 2010, Vanguard Total World Stock Index Fund returned about 15%, in line with the average return of its global peer group.

> Stock markets around the world wrapped up the period with a strong rally. Emerging markets again outpaced developed markets, including the United States.

> As the global economic recovery continued, the consumer discretionary, industrial, and materials sectors were among the best performers. All ten sectors posted gains.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	57
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	14.73%
Institutional Shares	15.01
ETF Shares
Market Price	15.27
Net Asset Value	15.00
FTSE All-World Index	14.51
Global Funds Average	15.04
Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$16.66	$18.85	$0.245	$0.000
Institutional Shares	83.54	94.62	1.351	0.000
ETF Shares	40.88	46.30	0.662	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite some intermittent setbacks earlier in the period, a rally in September and October helped global markets finish the 2010 fiscal year with a double-digit gain that, while less than the previous year’s rebound, was still respectable. Emerging markets again had the best results, while North American equities—the largest slice of the fund—contributed about half of the total return worldwide.

Vanguard Total World Stock Index Fund, which holds almost 2,800 large- and mid-capitalization stocks of companies located around the world, returned about 15%, in line with the average return of global peer funds. The fund met its objective of capturing the return of its target, the FTSE All-World Index, in the period. Although their reported returns diverged slightly at the fiscal year-end on October 31, this was a result of temporary price differences arising from fair-value pricing policies, which are required by the Securities and Exchange Commission. (The note on page 6 provides more information on fair-value pricing.)

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by

2

Europe’s sovereign-debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries over the next several months.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better.

International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region. Large currency swings played a role in international returns for U.S.-dollar-based investors.

Despite shrinking yields, bonds attracted investors’ cash
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates. While the Fed has kept target interest rates low to stimulate the U.S. economy, rates have risen elsewhere. For example, in October, China’s central bank raised interest rates for the first time in three years, and rates were lifted several times in Australia and India. All three economies have been growing faster than the U.S. economy.

Almost all markets advanced, led by developing countries
By virtue of the sheer size of its market, the United States was the biggest single-country contributor to the results of Vanguard Total World Stock Index Fund (whose holdings, like those of its target benchmark, are market-capitalization weighted). The fund’s U.S. equities, which represented about 40% of its assets, returned more than 16% and contributed more than 6 percentage points to the overall return. Canadian stocks returned even more, about 21%, benefiting from rising prices for Canada’s vast natural resources.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.50%	0.25%	0.30%	1.49%

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the fund’s expense ratios were 0.45% for Investor Shares, 0.23% for Institutional Shares, and 0.25% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Global Funds.

4

With a gain of almost 24%, emerging markets eclipsed the developed-country returns from North America, Europe, and the Pacific Rim. In part, this outperformance reflected the reality that developing nations are often a step or two removed from the disruptions—such as Europe’s current fiscal woes—that affect investors’ perceptions of major industrialized countries. And even though emerging markets represented a relatively small share of the fund’s market value, they made the second-highest contribution to its total return. Some of the best results came from smaller markets in Latin America, while India (+37%), Brazil (+14%), and China (+12%) added more to the fund’s overall gain.

Developed markets in Europe and the Pacific Rim traveled divergent paths to reach similar returns of about 9% (measured in U.S. dollars). During the period, investors began to regain confidence in Europe after governments took several steps—including unpopular cuts in public-sector payrolls and services—to help regain fiscal stability. Scandinavian economies, more insulated from the market turmoil, had some of the region’s best returns. Still, the United Kingdom, Europe’s largest market, gained more than 12%. Its economic growth was stronger than expected in the third calendar quarter, and in late October the recently elected government announced dramatic spending cuts. In contrast, peripheral countries that had become the center of the debt-default storm finished the year in the red: Greece was the outlier, losing more than half of its market value.

For U.S.-based investors, currency effects masked some European markets’ strength. During the height of Europe’s fiscal uncertainty, the U.S. dollar appreciated significantly against the euro and the British pound. Although these currencies recovered somewhat later in the year, their relative weakness trimmed European returns when translated into U.S. dollars.

Compared with market performance in Europe, Pacific Rim returns differed in two respects: Results weakened in the second half, and currency translation worked to the advantage of U.S.-based investors as the Australian dollar and Japanese yen reached highs not seen for many years. Singapore and Hong Kong, which are relatively smaller markets, outperformed both Australia (+13%) and Japan (+5%). In September, after several years of maintaining a hands-off currency policy, the Bank of Japan intervened to try to rein in the rising yen, which was making Japan’s exports less competitive in the global marketplace and threatening its still-fragile economy.

Sectors sensitive to the economy delivered winning performances
All ten industry sectors posted gains for the year, with some of the highest returns coming from the consumer discretionary, industrial, and materials sectors. The fortunes of companies in these sectors tend to be more exposed to the ups and downs of the business cycle, and given its generally upward trend, they fared well. Together, these three sectors contributed almost half of the fund’s total return.

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a
bit more than would be expected.
This may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in
the United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or
market-wide developments, for
example. Such price changes are
not immediately reflected in
international index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

Financial stocks, the largest sector weighting, were among the weaker performers, held back by concerns about European banks.

Spread your nest egg across multiple baskets
Since late 2007, stocks have taken investors on a roller-coaster ride with painful losses and soaring gains, especially in emerging markets. Much of the time, it appeared that news traveled quickly around the globe, leading markets to rise and fall together—as was the case during the Greek sovereign debt crisis. But when global financial crises subside, we can expect that the economic and financial performance of various countries will differ. We may be seeing some signs of divergence: For example, while U.S. economic growth has been tepid, Britain’s economy has grown faster, and China’s has achieved double-digit growth rates.

Vanguard research has shown that, over longer periods, a portfolio that includes both U.S. and non-U.S. stocks would have experienced lower average volatility than an all-U.S. portfolio. While this long-term benefit may not be as visible to you as other portfolio measures, it is no less real.

There is no magic number for how much of your equity portfolio to invest outside the United States. As with other portfolio decisions you make, your allocation to international stocks should be based on your investment goals, time horizon, and tolerance for risk.

6

Vanguard Total World Stock Index Fund provides a convenient approach to this decision, as it invests in large- and mid-cap companies around the world in proportions consistent with their market-capitalization weightings. As part of a well-balanced portfolio that also includes bonds and money market funds, the fund can be an efficient, low-cost core holding.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2010

7

Total World Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.50%	0.25%	0.30%

Portfolio Characteristics
			FTSE
			All-World
		Fund	Index
Number of Stocks		2,784	2,771
Median Market Cap	$33.5B		$33.5B
Price/Earnings Ratio		16.0x	15.9x
Price/Book Ratio		1.8x	1.8x
Return on Equity		19.3%	19.1%
Earnings Growth Rate		5.4%	5.3%
Dividend Yield		2.4%	2.4%
Turnover Rate		7%	—
Short-Term Reserves		0.2%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Consumer Discretionary	9.8%	9.8%
Consumer Staples	9.8	9.8
Energy	10.5	10.6
Financials	21.7	21.7
Health Care	8.1	8.1
Industrials	10.7	10.7
Information Technology	11.7	11.6
Materials	8.7	8.7
Telecommunication
Services	4.9	4.9
Utilities	4.1	4.1

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	1.2%
Apple Inc.	Computer
	Hardware	1.0
Microsoft Corp.	Systems Software	0.8
BHP Billiton	Diversified Metals
	& Mining	0.8
Royal Dutch Shell plc	Integrated Oil &
	Gas	0.7
Nestle SA	Packaged Foods &
	Meats	0.7
HSBC Holdings plc	Diversified Banks	0.6
International Business	IT Consulting &
Machines Corp.	Other Services	0.6
Procter & Gamble Co.	Household
	Products	0.6
Johnson & Johnson	Pharmaceuticals	0.6
Top Ten		7.6%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.45% for Investor Shares, 0.23% for Institutional Shares, and 0.25% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Europe
United Kingdom	8.4%	8.4%
France	4.5	4.4
Germany	3.3	3.3
Switzerland	3.0	3.0
Spain	1.7	1.7
Italy	1.3	1.3
Sweden	1.3	1.3
Netherlands	1.0	1.1
Other	2.2	2.2
Subtotal	26.7%	26.7%
Pacific
Japan	7.9%	7.9%
Australia	3.4	3.4
Hong Kong	1.9	1.9
Other	0.8	0.9
Subtotal	14.0%	14.1%
Emerging Markets
China	2.2%	2.2%
Brazil	2.5	2.5
South Korea	2.0	2.0
India	1.6	1.5
Taiwan	1.5	1.5
South Africa	1.2	1.2
Russia	1.0	1.0
Other	3.0	3.0
Subtotal	15.0%	14.9%
Middle East	0.3%	0.3%
North America
United States	40.4%	40.4%
Canada	3.6	3.6
Subtotal	44.0%	44.0%

The country classifications for the fund in this table and those in the Statement of Net Assets (SNA) differ slightly. The SNA is based on the MSCI classifications used in our financial reporting system, while the table reflects the FTSE classifications used in the index. The discrepancies largely reflect differences in the way FTSE and MSCI classify Hong Kong-listed stocks. There is no material difference between the fund's economic exposures and those of the benchmark.

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/26/2008)	Investment
Total World Stock Index Fund Investor
Shares	14.44%	-1.77%	$9,590
FTSE All-World Index	14.51	-2.22	9,487
Global Funds Average	15.04	-2.21	9,489

Global Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(10/9/2008)	Investment
Total World Stock Index Fund
Institutional Shares	14.72%	19.54%	$7,221,258
FTSE All-World Index	14.51	17.86	7,013,448

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns in most tables are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	15.00%	-2.10%	$9,513
FTSE All-World Index	14.51	-2.61	9,397

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2010

		Since
	One	Inception
	Year	(6/24/2008)
Total World Stock Index Fund
ETF Shares Market Price	15.27%	-4.62%
Total World Stock Index Fund
ETF Shares Net Asset Value	15.00	-4.87
FTSE All-World Index	14.51	-6.03

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2010

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns in most tables are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

11

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	8.25%	-3.26%
Fee-Adjusted Returns		7.97	-3.37
Institutional Shares	10/9/2008	8.51	18.44
Fee-Adjusted Returns		8.24	18.29
ETF Shares	6/24/2008
Market Price		8.30	-3.65
Net Asset Value		8.48	-3.71

Vanguard fund returns in most tables are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

12

Total World Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (3.4%)
	BHP Billiton Ltd.	123,473	5,102
	Commonwealth Bank
	of Australia	56,531	2,718
	Westpac Banking Corp.	108,908	2,425
	Australia & New Zealand
	Banking Group Ltd.	94,318	2,301
	National Australia Bank Ltd.	77,504	1,940
	Rio Tinto Ltd.	16,777	1,365
	Woolworths Ltd.	45,540	1,264
	Wesfarmers Ltd.	37,053	1,206
	Newcrest Mining Ltd.	28,092	1,106
	Westfield Group	85,619	1,041
	Woodside Petroleum Ltd.	21,473	918
	CSL Ltd.	21,131	681
	QBE Insurance Group Ltd.	38,649	650
	Origin Energy Ltd.	33,753	528
	Macquarie Group Ltd.	12,737	453
	Suncorp-Metway Ltd.	44,297	400
	Telstra Corp. Ltd.	151,798	398
	Foster’s Group Ltd.	67,704	388
	Brambles Ltd.	61,097	382
	Santos Ltd.	30,563	378
	AMP Ltd.	71,405	374
	Orica Ltd.	14,540	359
	Stockland	88,094	326
	Oil Search Ltd.	48,293	302
*	Fortescue Metals
	Group Ltd.	47,377	291
	AXA Asia Pacific
	Holdings Ltd.	54,587	291
	Amcor Ltd.	43,132	284
	Insurance Australia
	Group Ltd.	75,244	281
	Transurban Group	50,792	260
	Computershare Ltd.	26,002	258
	AGL Energy Ltd.	16,257	257
	Incitec Pivot Ltd.	68,630	251
	Coca-Cola Amatil Ltd.	20,318	242
^	Leighton Holdings Ltd.	6,715	242

			Market
			Value
		Shares	($000)
	Wesfarmers Ltd. Price
	Protected Shares	7,247	237
	ASX Ltd.	6,018	219
	Alumina Ltd.	106,502	213
	WorleyParsons Ltd.	9,349	211
	GPT Group	65,044	178
	TABCORP Holdings Ltd.	23,514	170
	Mirvac Group	126,612	161
	OZ Minerals Ltd.	101,412	156
*	Asciano Group	100,250	154
	Dexus Property Group	184,598	150
	Toll Holdings Ltd.	24,612	150
	Sonic Healthcare Ltd.	13,677	146
	Crown Ltd.	17,087	140
	BlueScope Steel Ltd.	70,012	138
	OneSteel Ltd.	49,963	133
	CFS Retail Property Trust	72,376	132
	Goodman Group	212,611	132
	Cochlear Ltd.	1,858	129
	Lend Lease Group	18,220	129
	Intoll Group	79,737	118
	Metcash Ltd.	26,944	115
	Tatts Group Ltd.	46,412	114
*	Paladin Energy Ltd.	27,467	111
*	Qantas Airways Ltd.	37,665	105
	Bendigo and Adelaide
	Bank Ltd.	11,810	105
	Sims Metal
	Management Ltd.	6,492	104
	Boral Ltd.	24,144	104
	Harvey Norman
	Holdings Ltd.	30,328	99
*	Iluka Resources Ltd.	14,756	98
	CSR Ltd.	53,018	95
	Goodman Fielder Ltd.	55,147	80
*	James Hardie Industries SE	14,810	79
	MAp Group	25,619	77
	Bank of Queensland Ltd.	6,984	71
	Perpetual Ltd.	1,737	65
	Commonwealth Property
	Office Fund	68,416	61

13

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	IOOF Holdings Ltd.	8,692	61
	Ansell Ltd.	4,554	61
	Aristocrat Leisure Ltd.	17,415	60
	Caltex Australia Ltd.	4,908	56
	Billabong International Ltd.	6,476	52
	Flight Centre Ltd.	2,301	52
	Adelaide Brighton Ltd.	14,606	51
	Challenger Financial
	Services Group Ltd.	10,934	49
	Ten Network Holdings Ltd.	34,205	48
	New Hope Corp. Ltd.	10,034	48
*	AWB Ltd.	32,097	47
	Charter Hall Office REIT	17,571	45
	Tower Australia Group Ltd.	16,746	40
*	Aquila Resources Ltd.	4,519	38
	Consolidated Media
	Holdings Ltd.	11,572	38
*	DuluxGroup Ltd.	13,950	37
	SP AusNet	38,822	35
	GWA Group Ltd.	11,242	34
	Downer EDI Ltd.	6,330	31
	Fairfax Media Ltd.	19,902	28
	Energy Resources of
	Australia Ltd.	2,196	28
	Sigma Pharmaceuticals Ltd.	60,271	27
	Nufarm Ltd.	4,786	21
*	Macquarie Atlas
	Roads Group	11,957	17
	Australand Property Group	5,249	14
	Envestra Ltd.	20,533	11
	West Australian
	Newspapers Holdings Ltd.	1,314	9
	Spotless Group Ltd.	2,468	6
	APN News & Media Ltd.	2,880	5
*	Gunns Ltd.	6,004	4
			35,394
Austria (0.1%)
	Erste Group Bank AG	9,812	443
	Voestalpine AG	7,992	317
	OMV AG	5,423	203
	Telekom Austria AG	10,977	168
*	IMMOFINANZ AG	34,881	138
	Raiffeisen Bank
	International AG	1,913	108
	Vienna Insurance Group AG
	Wiener Versicherung Gruppe	1,514	82
	Verbund AG	1,653	66
	Strabag SE	916	24
			1,549
Belgium (0.4%)
	Anheuser-Busch InBev NV	29,350	1,843
	Ageas	93,049	287
*	KBC Groep NV	6,401	279
	Delhaize Group SA	3,824	267
	Groupe Bruxelles Lambert SA	2,954	262
	Belgacom SA	6,095	239

			Market
			Value
		Shares	($000)
	Umicore	4,839	228
	UCB SA	4,930	191
	Solvay SA Class A	1,518	161
	Colruyt SA	2,045	115
*	Dexia SA	21,224	95
	Cie Nationale a Portefeuille	1,168	62
	Mobistar SA	649	43
			4,072
Brazil (2.5%)
	Petroleo Brasileiro SA
	ADR Type A	78,928	2,462
	Itau Unibanco
	Holding SA ADR	84,899	2,085
	Vale SA Class B Pfd. ADR	68,183	1,959
	Petroleo Brasileiro SA ADR	53,222	1,816
	Vale SA Class B ADR	55,758	1,792
	Banco Bradesco SA ADR	70,136	1,459
	Cia de Bebidas
	das Americas ADR	7,976	1,111
	Banco do Brasil SA	40,693	788
	Itausa–Investimentos
	Itau SA Prior Pfd.	96,397	755
	Cia Siderurgica
	Nacional SA ADR	43,878	741
	BM&FBovespa SA	74,750	623
	Petroleo Brasileiro SA
	Prior Pfd.	34,292	522
	BRF–Brasil Foods SA	32,324	467
	Natura Cosmeticos SA	15,900	454
	Petroleo Brasileiro SA	25,246	423
	Banco Santander Brasil SA	28,200	398
	Gerdau SA ADR	26,309	343
	Cia de Concessoes
	Rodoviarias	11,700	317
*	OGX Petroleo e Gas
	Participacoes SA	23,200	303
	Vale SA Prior Pfd.	9,400	264
	PDG Realty SA
	Empreendimentos
	e Participacoes	21,000	260
*	All America Latina
	Logistica SA	24,800	235
	Redecard SA	17,788	230
	Usinas Siderurgicas
	de Minas Gerais SA
	Prior Pfd.	17,800	223
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Prior Pfd.	5,609	220
	Empresa Brasileira
	de Aeronautica SA ADR	7,481	216
	Bradespar SA Prior Pfd.	7,900	200
	Cia Energetica
	de Minas Gerais ADR	10,615	189
	Ultrapar Participacoes SA
	Prior Pfd.	2,968	180

14

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Souza Cruz SA	3,200	167
	Cielo SA	18,889	163
	Lojas Renner SA	4,100	163
	Tele Norte Leste
	Participacoes SA ADR	10,078	155
	Cia de Bebidas das Americas	1,338	151
	Cyrela Brazil Realty SA
	Empreendimentos
	e Participacoes	10,998	151
*	Hypermarcas SA	9,112	151
	Metalurgica Gerdau SA
	Prior Pfd. Class A	9,500	145
	Weg SA	10,647	139
	Tractebel Energia SA	9,000	136
	Lojas Americanas SA
	Prior Pfd.	12,200	131
	Centrais Eletricas
	Brasileiras SA	9,500	130
	Vale SA	4,100	129
	Centrais Eletricas
	Brasileiras SA Prior Pfd.	7,800	125
*	Fibria Celulose SA	6,400	114
	Vivo Participacoes
	SA Prior Pfd.	3,600	103
	Cia Paranaense de
	Energia Prior Pfd.	4,400	102
	Usinas Siderurgicas de
	Minas Gerais SA	7,000	102
	Braskem SA Prior Pfd.	9,400	96
	Tim Participacoes SA ADR	2,963	96
	TAM SA Prior Pfd.	3,869	94
	Duratex SA	7,800	90
	Cia Energetica de
	Sao Paulo Prior Pfd.	5,385	84
	Suzano Papel e Celulose
	SA Prior Pfd.	8,834	83
	MRV Engenharia e
	Participacoes SA	8,200	80
	Banco do Estado do
	Rio Grande do Sul Prior Pfd.	6,800	74
*	Vale Fertilizantes SA Prior Pfd.	6,292	71
	AES Tiete SA Prior Pfd.	5,100	71
	Klabin SA Prior Pfd.	25,200	70
	JBS SA	17,398	67
	Porto Seguro SA	4,572	67
*	MMX Mineracao
	e Metalicos SA	8,100	65
*	LLX Logistica SA	11,800	65
	Gerdau SA	6,200	61
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA Prior Pfd.	3,408	59
	Cia de Saneamento
	Basico do Estado
	de Sao Paulo	2,400	54

			Market
			Value
		Shares	($000)
	Telemar Norte Leste SA
	Prior Pfd.	1,900	54
	Marfrig Alimentos SA	5,900	53
	B2W Cia Global Do Varejo	2,844	52
*	Brasil Telecom SA Prior Pfd.	7,000	51
	Light SA	3,973	50
	Amil Participacoes SA	4,900	50
	Cia de Transmissao de
	Energia Electrica Paulista
	Prior Pfd.	1,573	49
	Cia Energetica de Minas
	Gerais Prior Pfd.	2,750	48
	EDP - Energias do Brasil SA	2,200	48
	Cosan SA Industria
	e Comercio	2,900	46
*	Tim Participacoes SA	11,000	44
	Tele Norte Leste
	Participacoes SA	2,200	44
	CPFL Energia SA	1,800	42
	AES Tiete SA	3,549	41
	M Dias Branco SA	1,600	40
	Multiplan Empreendimentos
	Imobiliarios SA	1,700	40
	Cia Energetica
	de Minas Gerais	2,928	38
	Telecomunicacoes de
	Sao Paulo SA Prior Pfd.	1,300	31
*	Brasil Telecom SA ADR	3,052	28
	Cia de Gas de Sao Paulo
	Prior Pfd.	1,000	21
*	Brasil Telecom SA ADR	800	18
			25,727
Canada (3.6%)
	Royal Bank of Canada	52,448	2,797
	Toronto-Dominion Bank	31,900	2,297
	Bank of Nova Scotia	37,660	2,019
	Suncor Energy Inc.	56,996	1,826
	Barrick Gold Corp.	36,130	1,740
	Potash Corp. of
	Saskatchewan Inc.	10,890	1,575
	Canadian Natural
	Resources Ltd.	39,660	1,444
	Bank of Montreal	20,690	1,222
	Goldcorp Inc.	27,321	1,220
*	Research In Motion Ltd.	20,446	1,163
	Canadian National
	Railway Co.	17,400	1,127
	Canadian Imperial
	Bank of Commerce	14,600	1,120
	Teck Resources Ltd. Class B	21,700	970
	TransCanada Corp.	25,050	925
	Manulife Financial Corp.	63,650	806
	Encana Corp.	27,500	777
	Enbridge Inc.	13,590	752
	Cenovus Energy Inc.	26,974	751
	Kinross Gold Corp.	40,400	727

15

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Talisman Energy Inc.	38,000	689
Brookfield Asset
Management Inc. Class A	21,500	638
Rogers Communications Inc.
Class B	17,400	634
Sun Life Financial Inc.	22,400	634
Thomson Reuters Corp.	15,201	580
Agrium Inc.	5,851	518
Imperial Oil Ltd.	12,490	480
Agnico-Eagle Mines Ltd.	6,059	470
Cameco Corp.	14,830	459
Nexen Inc.	20,464	435
Canadian Pacific Railway Ltd.	6,384	416
Power Corp. of Canada	14,390	402
National Bank of Canada	5,630	371
Magna International Inc.	3,930	355
Shaw Communications Inc.
Class B	15,220	326
Yamana Gold Inc.	27,400	301
Power Financial Corp.	9,860	297
BCE Inc.	8,700	292
Shoppers Drug Mart Corp.	7,660	291
Fairfax Financial Holdings Ltd.	700	286
Bombardier Inc. Class B	55,300	275
SNC-Lavalin Group Inc.	5,300	271
Great-West Lifeco Inc.	9,900	259
Brookfield Properties Corp.	13,200	228
Husky Energy Inc.	8,560	212
Saputo Inc.	5,300	203
Canadian Utilities Ltd.
Class A	4,200	202
IGM Financial Inc.	4,600	195
* CGI Group Inc. Class A	11,138	171
Loblaw Cos. Ltd.	3,800	162
Canadian Tire Corp. Ltd.
Class A	2,700	158
TransAlta Corp.	7,160	145
George Weston Ltd.	1,700	137
Finning International Inc.	5,800	136
TELUS Corp.	2,100	93
TELUS Corp. Class A	1,700	72
Bombardier Inc. Class A	415	2
		37,053
Chile (0.3%)
Empresas COPEC SA	18,171	342
SACI Falabella	33,705	337
Empresa Nacional de
Electricidad SA ADR	5,655	302
Sociedad Quimica y Minera
de Chile SA ADR	3,995	207
CAP SA	4,003	205
Empresas CMPC SA	3,758	202
Centros Comerciales
Sudamericanos SA	23,501	183
Enersis SA ADR	7,122	162

			Market
			Value
		Shares	($000)
	Banco Santander
	Chile ADR	1,442	134
	Banco de Chile	895,678	128
	Lan Airlines SA	3,727	116
	Colbun SA	265,292	73
	Corpbanca	4,158,795	65
	Banco de Credito
	e Inversiones	1,050	63
	Enersis SA	114,300	52
	AES Gener SA	92,643	51
	Cia Cervecerias Unidas SA	4,054	45
	ENTEL Chile SA	2,800	45
	Embotelladora Andina
	SA Prior Pfd.	7,625	38
	Sociedad Quimica y Minera
	de Chile SA Class B	353	18
	Banco Santander Chile	145,800	13
			2,781
	China (2.7%)
	China Construction
	Bank Corp.	2,477,000	2,368
	China Mobile Ltd.	223,500	2,282
	Industrial & Commercial
	Bank of China	2,283,000	1,844
	CNOOC Ltd.	640,000	1,336
	Bank of China Ltd.	2,068,000	1,242
	China Life
	Insurance Co. Ltd.	278,000	1,222
	PetroChina Co. Ltd.	790,000	972
	Ping An Insurance Group
	Co. of China Ltd.	76,500	827
	Tencent Holdings Ltd.	32,700	752
	China Petroleum &
	Chemical Corp.	621,319	591
	China Shenhua
	Energy Co. Ltd.	125,500	560
	Belle International
	Holdings Ltd.	229,000	415
	China Merchants
	Bank Co. Ltd.	145,131	414
	China Unicom
	Hong Kong Ltd.	264,574	372
	Hengan International
	Group Co. Ltd.	37,000	349
	China Overseas Land &
	Investment Ltd.	160,480	338
	Bank of
	Communications Co. Ltd.	297,144	326
	China Telecom Corp. Ltd.	604,034	315
*	Agricultural Bank of
	China Ltd.	549,500	290
	China Coal Energy Co. Ltd.	154,000	268
	China Citic Bank Corp. Ltd.	321,509	234
	Yanzhou Coal
	Mining Co. Ltd.	76,000	220

16

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Tingyi Cayman Islands
	Holding Corp.	78,000	213
	Want Want China
	Holdings Ltd.	227,000	210
	Dongfeng Motor
	Group Co. Ltd.	90,000	196
	China Yurun Food
	Group Ltd.	50,000	195
*	PICC Property &
	Casualty Co. Ltd.	126,000	186
	Inner Mongolia Yitai
	Coal Co. Class B	25,400	179
	China Resources
	Enterprise Ltd.	42,000	178
^	Byd Co. Ltd.	28,000	171
	Lenovo Group Ltd.	258,000	168
	China Communications
	Construction Co. Ltd.	169,375	162
	China Resources Land Ltd.	78,000	154
*	Air China Ltd.	114,000	154
	China Merchants Holdings
	International Co. Ltd.	42,000	148
	Guangzhou Automobile
	Group Co. Ltd.	93,857	143
*,^	Aluminum Corp. of
	China Ltd.	149,331	142
	China Resources Power
	Holdings Co. Ltd.	73,400	141
	Zijin Mining Group Co. Ltd.	143,534	136
	China Minsheng
	Banking Corp. Ltd.	144,800	135
	China Pacific Insurance
	Group Co. Ltd.	32,400	135
	Jiangxi Copper Co. Ltd.	48,000	134
	Beijing Enterprises
	Holdings Ltd.	19,500	134
*	GOME Electrical Appliances
	Holdings Ltd.	390,720	132
	China Mengniu
	Dairy Co. Ltd.	45,000	129
	Anhui Conch
	Cement Co. Ltd.	30,000	126
	Citic Pacific Ltd.	46,000	123
	China Railway Group Ltd.	146,000	118
	Tsingtao Brewery Co. Ltd.	22,000	118
	Sino-Ocean Land
	Holdings Ltd.	158,500	109
*	China Taiping Insurance
	Holdings Co. Ltd.	29,600	109
	Chaoda Modern Agriculture
	Holdings Ltd.	132,000	108
	Kingboard Chemical
	Holdings Ltd.	22,000	107
	Kunlun Energy Co. Ltd.	84,000	107
*	China COSCO
	Holdings Co. Ltd.	89,500	105

			Market
			Value
		Shares	($000)
	China National Building
	Material Co. Ltd.	42,000	103
*,^	Alibaba.com Ltd.	52,500	103
	China International Marine
	Containers Group Co. Ltd.
	Class B	50,200	102
	Weichai Power Co. Ltd.	7,000	92
	Sinopharm Group Co.	23,200	91
	China Railway
	Construction Corp. Ltd.	72,626	91
	China High Speed
	Transmission Equipment
	Group Co. Ltd.	43,000	88
	Parkson Retail Group Ltd.	48,500	88
	Shanghai Industrial
	Holdings Ltd.	19,000	88
*	GCL Poly Energy
	Holdings Ltd.	271,000	86
	China Oilfield Services Ltd.	52,000	85
	Nine Dragons Paper
	Holdings Ltd.	51,000	82
	Shimao Property
	Holdings Ltd.	49,500	82
	Anta Sports Products Ltd.	38,000	79
	BBMG Corp.	54,500	77
	Li Ning Co. Ltd.	27,000	77
	Poly Hong Kong
	Investments Ltd.	74,000	76
	China Agri-Industries
	Holdings Ltd.	51,000	75
	China Shipping
	Development Co. Ltd.	50,442	74
	Geely Automobile
	Holdings Ltd.	130,000	73
	CSR Corp. Ltd.	72,000	73
	China Everbright Ltd.	28,000	73
	Guangzhou R&F
	Properties Co. Ltd.	50,800	73
	COSCO Pacific Ltd.	46,000	72
	Shanghai Electric
	Group Co. Ltd.	106,000	71
	Yantai Changyu Pioneer
	Wine Co. Class B	5,400	70
	ZTE Corp.	18,510	69
	Zhejiang
	Expressway Co. Ltd.	68,000	69
	Huabao International
	Holdings Ltd.	45,000	68
*	Sinofert Holdings Ltd.	128,000	68
	Lee & Man Paper
	Manufacturing Ltd.	80,000	67
	China Vanke Co. Ltd.
	Class B	46,700	67
	Agile Property Holdings Ltd.	50,000	66
*	China Shipping Container
	Lines Co. Ltd.	161,000	66

17

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Soho China Ltd.	76,000	65
	Fushan International
	Energy Group Ltd.	94,000	63
	Fosun International Ltd.	76,000	62
	Huaneng Power
	International Inc.	106,000	61
*	Metallurgical Corp. of
	China Ltd.	125,000	61
	Angang Steel Co. Ltd.	38,000	60
*	China Southern
	Airlines Co. Ltd.	88,000	60
	Renhe Commercial
	Holdings Co. Ltd.	308,000	59
	Dongfang Electric Corp. Ltd.	12,000	58
	China Dongxiang Group Co.	99,000	55
*	China Longyuan
	Power Group Corp.	53,000	55
	Golden Eagle
	Retail Group Ltd.	20,000	53
	Country Garden
	Holdings Co.	147,000	52
	Zhaojin Mining
	Industry Co. Ltd.	16,500	51
	China National
	Materials Co. Ltd.	57,000	51
*	Semiconductor
	Manufacturing
	International Corp.	580,000	49
*	China Eastern
	Airlines Corp. Ltd.	74,000	47
	Datang International Power
	Generation Co. Ltd.	114,000	46
	Great Wall Motor Co. Ltd.	14,500	46
	Hidili Industry International
	Development Ltd.	42,000	45
	Yuexiu Property Co. Ltd.	187,200	45
	China Molybdenum Co. Ltd.	46,000	44
	Jiangsu Expressway Co. Ltd.	36,000	44
	Shui On Land Ltd.	86,500	43
	China BlueChemical Ltd.	54,000	43
	Lianhua Supermarket
	Holdings Co. Ltd.	10,000	43
	China Foods Ltd.	46,000	38
	KWG Property Holding Ltd.	47,500	38
	China Communications
	Services Corp. Ltd.	64,000	37
	TPV Technology Ltd.	60,000	37
	Shenzhen Investment Ltd.	100,000	36
	Travelsky Technology Ltd.	37,000	36
	Harbin Power
	Equipment Co. Ltd.	26,000	35
	Weifu High-Technology
	Group Co. Ltd. Class B	12,505	35
	Shanghai Lujiazui Finance
	& Trade Zone Development
	Co. Ltd. Class B	21,900	34

			Market
			Value
		Shares	($000)
^	China Zhongwang
	Holdings Ltd.	56,800	34
	New World China Land Ltd.	91,400	34
	Sinopec Shanghai
	Petrochemical Co. Ltd.	74,000	33
	Guangdong Investment Ltd.	66,000	33
	Shenzhen International
	Holdings Ltd.	412,500	32
	Hopewell Highway
	Infrastructure Ltd.	42,500	32
	Jiangling Motors Corp. Ltd.
	Class B	9,600	32
^	Huadian Power
	International Co.	136,000	31
	Franshion Properties
	China Ltd.	96,000	31
*	China Travel
	International Inv HK	128,000	31
	Maanshan Iron & Steel	52,000	30
	Beijing Capital International
	Airport Co. Ltd.	54,000	30
	Weiqiao Textile Co.	35,401	28
*	Shanghai Zhenhua Heavy
	Industries Co. Ltd. Class B	39,050	26
	CSG Holding Co. Ltd.
	Class B	17,680	25
	Hopson Development
	Holdings Ltd.	20,000	22
	Sichuan Expressway Co. Ltd.	32,000	21
*	Double Coin Holdings Ltd.
	Class B	22,200	20
	China Huiyuan
	Juice Group Ltd.	28,000	19
	Foshan Electrical and
	Lighting Co. Ltd. Class B	13,300	17
*	Hainan Airlines Co. Ltd.
	Class B	16,200	17
*	Sinopec Yizheng Chemical
	Fibre Co. Ltd.	42,000	16
	Guangzhou
	Pharmaceutical Co. Ltd.	14,000	15
	Inner Mongolia Eerduosi
	Cashmere Products Co. Ltd.
	Class B	9,100	14
	Shanghai Jinjiang
	International Hotels
	Development Co. Ltd.
	Class B	7,600	13
*	Shenzhen Special Economic
	Zone Real Estate &
	Properties Group Co. Ltd.
	Class B	29,400	13
	Greentown China
	Holdings Ltd.	11,000	13
	Chongqing Changan
	Automobile Co. Ltd.
	Class B	11,700	12

18

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Shanghai Haixin Group Co.
	Class B	25,000	11
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co. Ltd.
	Class B	12,200	11
	Anhui Expressway Co.	14,000	11
	China Merchants Property
	Development Co. Ltd.
	Class B	5,200	11
	Shandong Chenming Paper
	Holdings Ltd. Class B	12,300	11
*	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	21,800	11
	Shanghai Friendship Group
	Inc. Ltd. Class B	7,150	10
*	BOE Technology Group Co.
	Ltd. Class B	37,300	10
*	Jinzhou Port Co. Ltd.
	Class B	19,920	10
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	5,800	10
*	Citic Resources Holdings Ltd.	38,000	10
	Tianjin Capital Environmental
	Protection Group Co. Ltd.	28,000	10
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	11,110	9
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	8,500	9
	Guangdong Electric Power
	Development Co. Ltd.
	Class B	15,300	9
	Dazhong Transportation
	Group Co. Ltd. Class B	11,800	9
	Bengang Steel Plates Co.
	Class B	15,300	9
	Shanghai Jinjiang International
	Investment Holdings Co.
	Class B	7,900	8
	Guangzhou Shipyard
	International Co. Ltd.	4,000	8
*	Huadian Energy Co. Ltd.
	Class B	22,600	8
	Zhejiang Southeast Electric
	Power Co. Class B	12,800	8
	Shenzhen
	Expressway Co. Ltd.	14,000	8
	Beijing North Star Co. Ltd.	28,000	8
	Guangdong Provincial
	Expressway Development
	Co. Ltd. Class B	14,400	7
*	Global Bio-Chem Technology
	Group Co. Ltd.	44,800	7

			Market
			Value
		Shares	($000)
	Sinotrans Ltd.	25,000	7
	People’s Food Holdings Ltd.	11,000	6
	Guangshen Railway Co. Ltd.	14,000	6
*	Kingboard Chemical
	Holdings Ltd.
	Warrants Exp. 10/31/2012	2,200	1
			27,640
Colombia (0.1%)
	Ecopetrol SA	168,681	405
	BanColombia SA ADR	2,879	194
	Grupo de Inversiones
	Suramericana SA	8,066	180
	Inversiones Argos SA	11,316	135
	BanColombia SA	7,150	115
	Interconexion Electrica SA	11,504	91
	Almacenes Exito SA	6,752	88
	Cementos Argos SA	12,116	84
	Corp Financiera
	Colombiana SA	2,932	54
	Isagen SA ESP	28,143	40
			1,386
Czech Republic (0.1%)
	CEZ AS	7,643	338
	Komercni Banka AS	388	88
	Telefonica O2 Czech
	Republic AS	3,549	78
*	Unipetrol	4,746	54
			558
Denmark (0.5%)
	Novo Nordisk A/S Class B	18,204	1,911
*	Danske Bank A/S	25,200	669
	Carlsberg A/S Class B	4,168	456
	AP Moller–Maersk A/S
	Class B	39	338
*	Vestas Wind Systems A/S	7,900	252
	Novozymes A/S	1,867	249
	AP Moller–Maersk A/S	21	176
	Danisco A/S	1,942	168
	Coloplast A/S Class B	1,314	163
	FLSmidth & Co. A/S	1,919	142
*	William Demant Holding A/S	842	63
	Tryg A/S	1,023	52
	H Lundbeck A/S	1,400	28
	Rockwool International A/S
	Class B	83	9
			4,676
Egypt (0.1%)
	Orascom Construction
	Industries GDR	4,582	213
	Commercial International
	Bank Egypt SAE	20,514	154
*	Orascom Telecom
	Holding SAE GDR	34,836	135
*	Talaat Moustafa Group	53,395	70

19

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Egyptian Financial Group-
	Hermes Holding	13,601	68
	Egyptian Kuwaiti Holding Co.	29,640	49
*	Ezz Steel	14,391	47
	Egyptian Co. for
	Mobile Services	1,403	42
	Telecom Egypt	11,972	37
*	National Societe Generale
	Bank SAE	4,054	28
*	ElSewedy Electric Co.	2,748	26
			869
Finland (0.4%)
	Nokia Oyj	136,780	1,469
	Sampo Oyj	20,201	566
	Fortum Oyj	16,060	455
	UPM-Kymmene Oyj	18,751	312
	Kone Oyj Class B	5,736	307
	Metso Oyj	5,667	269
	Wartsila Oyj	3,772	264
	Stora Enso Oyj	26,134	260
	Nokian Renkaat Oyj	4,813	167
	Kesko Oyj Class B	2,066	103
	Outokumpu Oyj	4,902	88
	Rautaruukki Oyj	4,065	81
	Neste Oil Oyj	4,229	70
	Sanoma Oyj	1,520	34
			4,445
France (4.5%)
	Total SA	81,919	4,459
	Sanofi-Aventis SA	47,726	3,344
	BNP Paribas	38,212	2,795
	GDF Suez	61,093	2,441
	LVMH Moet Hennessy
	Louis Vuitton SA	13,446	2,110
	France Telecom SA	72,536	1,740
	Societe Generale	27,015	1,620
	AXA SA	83,615	1,525
	Danone	23,678	1,501
	Schneider Electric SA	9,954	1,414
	Carrefour SA	25,766	1,395
	ArcelorMittal	41,997	1,359
	Air Liquide SA	10,351	1,340
	L’Oreal SA	11,025	1,295
	Vivendi SA	45,169	1,291
	Vinci SA	17,893	959
	Cie de St-Gobain	19,508	917
	Pernod-Ricard SA	9,468	842
	Unibail-Rodamco SE	3,401	710
	Hermes International	3,117	662
	PPR	3,606	593
	Credit Agricole SA	35,315	579
	Alstom SA	10,870	549
	Veolia Environnement	18,346	540
	Cie Generale d’Optique
	Essilor International SA	7,842	524

			Market
			Value
		Shares	($000)
*	Renault SA	8,367	467
	Vallourec SA	4,374	455
	Bouygues SA	10,089	446
	Lafarge SA	7,735	442
	EDF SA	8,996	413
	Christian Dior SA	2,702	391
	Cie Generale des
	Etablissements Michelin
	Class B	4,580	366
	Technip SA	4,340	366
	SES SA	14,086	362
	Accor SA	8,607	353
	Cap Gemini SA	6,197	316
*	European Aeronautic
	Defence and Space Co. NV	11,704	308
*	Alcatel-Lucent	84,730	298
*	Peugeot SA	7,426	297
	Suez Environnement Co.	14,598	286
	Sodexo	4,201	273
	Legrand SA	7,072	273
	Publicis Groupe SA	5,134	256
	Safran SA	7,675	243
	STMicroelectronics NV	24,981	219
	Lagardere SCA	4,450	190
*	Natixis	30,102	185
*	Edenred	8,367	175
	Societe BIC SA	1,907	169
	SCOR SE	6,405	157
	Dassault Systemes SA	2,008	154
	Fonciere Des Regions	1,306	149
	Klepierre	3,684	143
	Casino Guichard Perrachon SA	1,498	141
	Bureau Veritas SA	1,896	140
	Eiffage SA	2,744	136
*	Cie Generale de
	Geophysique-Veritas	5,280	123
	Eramet	355	123
	CNP Assurances	6,072	121
	Eutelsat Communications	2,965	112
	Thales SA	2,699	110
*	Atos Origin SA	2,281	106
*	Air France-KLM	5,631	103
	Eurazeo	1,211	92
	Gecina SA	744	90
	Societe Television Francaise 1	5,471	90
	Aeroports de Paris	1,007	86
	Imerys SA	1,412	84
	ICADE	725	80
	Wendel	992	77
*	JCDecaux SA	2,471	73
	BioMerieux	692	67
	PagesJaunes Groupe	5,585	62
*	Rexel SA	2,791	53
*	Euler Hermes SA	460	43
	Bollore	178	40
	Iliad SA	247	28

20

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Ciments Francais SA	275	25
	EDF Energies Nouvelles SA	531	23
	Ipsen SA	383	14
			46,898
Germany (3.3%)
	Siemens AG	33,618	3,836
*	Daimler AG	38,948	2,565
	BASF SE	33,832	2,460
	E.ON AG	73,313	2,295
	Bayer AG	30,434	2,270
	Allianz SE	16,545	2,072
	Deutsche Bank AG	34,350	1,979
	SAP AG	33,804	1,761
	Deutsche Telekom AG	119,576	1,732
	Muenchener
	Rueckversicherungs AG	6,935	1,084
	RWE AG	14,535	1,042
	Volkswagen AG Prior Pfd.	6,284	942
	Bayerische Motoren
	Werke AG	10,966	786
	Linde AG	4,595	661
	Deutsche Post AG	32,989	615
	MAN SE	5,238	575
	ThyssenKrupp AG	14,459	532
	Deutsche Boerse AG	7,439	523
	Fresenius Medical
	Care AG & Co. KGaA	8,015	510
	K&S AG	7,219	502
	Adidas AG	7,464	486
	Metro AG	5,994	420
	Henkel AG & Co.
	KGaA Prior Pfd.	6,397	377
	HeidelbergCement AG	6,535	341
*	Infineon Technologies AG	42,771	337
*	Commerzbank AG	32,897	296
	Fresenius SE Prior Pfd.	2,947	264
	Henkel AG & Co. KGaA	4,749	235
	Beiersdorf AG	3,359	219
	Lanxess AG	2,917	203
	Merck KGaA	2,357	196
*	Continental AG	2,150	187
	GEA Group AG	7,055	185
	Hochtief AG	2,044	177
	Volkswagen AG	1,336	175
*	Deutsche Lufthansa AG	8,024	172
*	QIAGEN NV	8,463	160
	Porsche Automobil
	Holding SE Prior Pfd.	3,078	158
	Hannover
	Rueckversicherung AG	2,259	114
	Wacker Chemie AG	531	110
	Fresenius SE	1,224	108
	Salzgitter AG	1,452	104
*	Deutsche Postbank AG	2,968	103
*	TUI AG	8,737	102

			Market
			Value
		Shares	($000)
	Fraport AG Frankfurt Airport
	Services Worldwide	1,283	81
	Celesio AG	2,981	71
	Puma AG Rudolf Dassler Sport	178	59
	SMA Solar Technology AG	373	44
	Generali Deutschland
	Holding AG	298	39
	Hamburger Hafen und
	Logistik AG	830	36
	Suedzucker AG	1,351	32
*	Q-Cells SE	104	1
			34,334
Greece (0.1%)
	National Bank of
	Greece SA ADR	167,534	379
	OPAP SA	8,261	155
	Hellenic Telecommunications
	Organization SA ADR	34,948	140
	Coca Cola Hellenic
	Bottling Co. SA	4,864	126
*	Alpha Bank AE	17,266	114
*	EFG Eurobank Ergasias SA	12,766	79
	Public Power Corp. SA	4,703	79
	Hellenic Petroleum SA	5,771	46
			1,118

Hong Kong (1.4%)
	Sun Hung Kai Properties Ltd.	72,000	1,239
	Hutchison Whampoa Ltd.	119,000	1,175
	Cheung Kong Holdings Ltd.	65,000	993
*	AIA Group Ltd.	331,000	984
	Hong Kong Exchanges and
	Clearing Ltd.	39,700	876
	Li & Fung Ltd.	106,000	561
	CLP Holdings Ltd.	66,000	537
	Swire Pacific Ltd. Class A	34,500	491
	BOC Hong Kong
	Holdings Ltd.	155,000	487
	Hong Kong & China
	Gas Co. Ltd.	200,800	485
	Hang Seng Bank Ltd.	29,200	428
	Hongkong Land
	Holdings Ltd.	61,000	421
	Jardine Matheson
	Holdings Ltd.	9,200	415
	Hang Lung Properties Ltd.	79,000	387
	Hongkong Electric
	Holdings Ltd.	55,500	353
	Wharf Holdings Ltd.	51,000	336
	Bank of East Asia Ltd.	75,072	322
	Henderson Land
	Development Co. Ltd.	39,000	278
	Esprit Holdings Ltd.	49,831	269
	New World
	Development Ltd.	135,000	268
	Hang Lung Group Ltd.	37,937	252

21

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Link REIT	80,000	247
	MTR Corp.	60,000	229
	Jardine Strategic
	Holdings Ltd.	7,500	196
	Sino Land Co. Ltd.	91,527	192
*	Sands China Ltd.	84,800	185
	Cathay Pacific Airways Ltd.	60,000	162
	Kerry Properties Ltd.	25,000	139
	Shangri-La Asia Ltd.	55,556	125
	Yue Yuen Industrial
	Holdings Ltd.	30,000	108
	Wheelock & Co. Ltd.	29,000	102
	Hysan Development Co. Ltd.	26,000	101
	First Pacific Co. Ltd.	102,400	95
	Hopewell Holdings Ltd.	30,000	94
	Wing Hang Bank Ltd.	7,000	82
	Orient Overseas
	International Ltd.	9,000	79
	Cheung Kong Infrastructure
	Holdings Ltd.	16,000	67
	ASM Pacific Technology Ltd.	7,300	66
	NWS Holdings Ltd.	27,000	64
	PCCW Ltd.	165,000	63
	Industrial & Commercial
	Bank of China Asia Ltd.	17,000	63
*	Mongolia Energy Co. Ltd.	156,000	60
	Television Broadcasts Ltd.	11,000	59
*	Foxconn International
	Holdings Ltd.	79,000	58
	Guoco Group Ltd.	4,000	49
	Hong Kong Aircraft
	Engineering Co. Ltd.	2,800	47
	Lifestyle International
	Holdings Ltd.	19,500	45
*	Galaxy Entertainment
	Group Ltd.	42,000	40
	Hongkong &
	Shanghai Hotels	22,500	40
	Cafe de Coral Holdings Ltd.	14,000	39
	Chinese Estates
	Holdings Ltd.	19,500	33
	Great Eagle Holdings Ltd.	11,000	33
	Techtronic Industries Co.	32,000	32
	Johnson Electric
	Holdings Ltd.	60,000	32
	Dah Sing Financial
	Holdings Ltd.	4,400	31
*	Melco International
	Development Ltd.	50,000	28
	Texwinca Holdings Ltd.	26,000	28
	C C Land Holdings Ltd.	61,000	24
	Shun Tak Holdings Ltd.	34,000	22
	Dah Sing Banking Group Ltd.	6,800	12
	Hutchison
	Telecommunications
	Hong Kong Holdings Ltd.	27,000	8
	Hutchison Harbour Ring Ltd.	34,000	4

			Market
			Value
		Shares	($000)
*	Henderson Land
	Development Co. Ltd.
	Warrants Exp. 06/01/2011	7,000	3
	Public Financial Holdings Ltd.	4,000	3
	Fubon Bank Hong Kong Ltd.	4,000	2
	Kowloon
	Development Co. Ltd.	1,000	1
			14,749
Hungary (0.1%)
*	MOL Hungarian
	Oil and Gas plc	2,960	315
*,^	OTP Bank plc	9,916	294
	Richter Gedeon Nyrt.	504	120
	Magyar Telekom
	Telecommunications plc	17,328	50
			779
India (1.5%)
1	Reliance
	Industries Ltd. GDR	30,397	1,514
	Infosys Technologies
	Ltd. ADR	22,004	1,484
	ITC Ltd.	203,930	787
	Larsen & Toubro Ltd.	16,201	741
	Housing Development
	Finance Corp.	37,728	585
	ICICI Bank Ltd. ADR	9,855	518
	HDFC Bank Ltd. ADR	2,995	518
	Bharti Airtel Ltd.	53,392	393
	Axis Bank Ltd.	11,180	371
	Oil & Natural Gas Corp. Ltd.	10,625	312
	Bharat Heavy Electricals Ltd.	5,118	282
	Bajaj Auto Ltd.	7,984	272
	NTPC Ltd.	59,094	260
	Tata Consultancy
	Services Ltd.	10,766	256
	Hindalco Industries Ltd.	53,380	254
	Tata Steel Ltd.	19,097	254
	State Bank of India GDR	1,637	226
	Hindustan Unilever Ltd.	32,397	216
	Jindal Steel & Power Ltd.	13,643	215
	Cipla Ltd.	22,750	181
	Infrastructure Development
	Finance Co. Ltd.	37,144	168
	Sterlite Industries India Ltd.	42,619	163
	Jaiprakash Associates Ltd.	59,965	163
	GAIL India Ltd.	14,684	163
*	Essar Oil Ltd.	46,803	155
	DLF Ltd.	19,457	154
	Punjab National Bank Ltd.	5,016	146
	Tata Motors Ltd.	5,564	146
	JSW Steel Ltd.	4,652	141
	Unitech Ltd.	70,580	138
	Adani Enterprises Ltd.	7,501	119
	Mahindra & Mahindra Ltd.	7,152	118
	Lupin Ltd.	11,840	117
	Sesa Goa Ltd.	15,895	115

22

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Dr Reddy’s Laboratories Ltd.	3,066	115
	Sun Pharmaceutical
	Industries Ltd.	2,324	110
	Grasim Industries Ltd.	2,188	110
	Kotak Mahindra Bank Ltd.	10,448	109
	Hero Honda Motors Ltd.	2,541	107
	Reliance
	Communications Ltd.	26,022	106
	Tata Power Co. Ltd.	3,306	104
	Ultratech Cement Ltd.	4,115	102
*	Cairn India Ltd.	13,752	99
	Siemens India Ltd.	5,364	99
	Maruti Suzuki India Ltd.	2,758	96
	Steel Authority of India Ltd.	21,511	94
	Wipro Ltd. ADR	6,483	93
	Reliance Infrastructure Ltd.	3,745	88
	Wipro Ltd.	8,986	85
	United Spirits Ltd.	2,514	85
	NMDC Ltd.	13,454	84
	Nestle India Ltd.	1,005	79
	State Bank of India	1,105	79
	Hindustan
	Petroleum Corp. Ltd.	6,992	77
	Reliance Capital Ltd.	4,116	76
*	Idea Cellular Ltd.	49,411	75
	Indian Oil Corp. Ltd.	7,740	73
	Crompton Greaves Ltd.	9,544	68
	Bank of Baroda	2,961	68
	Union Bank of India	7,723	66
	Canara Bank	4,018	65
	Reliance Industries Ltd.	2,564	63
*	Reliance Power Ltd.	17,448	62
	Bharat Forge Ltd.	7,216	61
*	Housing Development &
	Infrastructure Ltd.	10,114	57
	Oriental Bank of Commerce	5,026	57
	NHPC Ltd.	77,106	54
	Bajaj Holdings and
	Investment Ltd.	2,743	54
	HCL Technologies Ltd.	5,856	53
*	Ranbaxy Laboratories Ltd.	3,987	52
	Bharat Petroleum Corp. Ltd.	3,151	52
	Piramal Healthcare Ltd.	4,744	51
	Aditya Birla Nuvo Ltd.	2,744	51
	Rural Electrification Corp. Ltd.	6,020	50
	Bank of India	4,536	50
	Tata Chemicals Ltd.	5,612	49
*	GMR Infrastructure Ltd.	40,149	48
	Ambuja Cements Ltd.	14,479	46
	Mphasis Ltd.	3,320	46
	Mundra Port and Special
	Economic Zone Ltd.	13,075	45
	Colgate-Palmolive India Ltd.	2,243	44
	Dabur India Ltd.	19,658	44
	Power Finance Corp. Ltd.	5,389	44

			Market
			Value
		Shares	($000)
	Indiabulls Financial
	Services Ltd.	8,744	44
	Torrent Power Ltd.	6,625	44
	Zee Entertainment
	Enterprises Ltd.	6,758	42
	ACC Ltd.	1,743	39
	National Aluminium Co. Ltd.	3,887	35
	Oil India Ltd.	1,071	35
*	Adani Power Ltd.	11,943	35
	Power Grid Corp. of
	India Ltd.	15,224	34
	Bharat Electronics Ltd.	915	34
	Great Eastern
	Shipping Co. Ltd.	4,651	33
	Divi’s Laboratories Ltd.	2,113	33
	Glenmark
	Pharmaceuticals Ltd.	4,289	33
*	Suzlon Energy Ltd.	24,455	30
*	Reliance Natural
	Resources Ltd.	32,234	28
	Ashok Leyland Ltd.	14,952	26
*	Oracle Financial
	Sevices Software Ltd.	506	25
*	Satyam Computer
	Services Ltd. ADR	6,743	24
*	Jet Airways India Ltd.	1,168	21
	Corp Bank	1,243	21
*	Tata Communications Ltd.	3,012	21
*	Lanco Infratech Ltd.	14,460	21
	Hindustan Zinc Ltd.	678	19
	Punj Lloyd Ltd.	6,563	17
	Castrol India Ltd.	1,484	16
	Sun TV Network Ltd.	1,307	15
	Tech Mahindra Ltd.	885	15
	Aban Offshore Ltd.	801	14
	Godrej Industries Ltd.	2,902	14
	IDBI Bank Ltd.	3,367	14
	Shipping Corp. of India Ltd.	2,795	11
	Mangalore Refinery &
	Petrochemicals Ltd.	5,750	11
	Financial Technologies
	India Ltd.	470	10
*	Tata Teleservices
	Maharashtra Ltd.	10,939	6
*	Mahanagar Telephone Nigam	2,962	4
	ABB Ltd.	51	1
			16,015
Indonesia (0.3%)
	Astra International Tbk PT	112,003	717
	Telekomunikasi
	Indonesia Tbk PT	363,008	369
	Bank Central Asia Tbk PT	467,228	367
	Bank Rakyat Indonesia
	Persero Tbk PT	226,689	290
	United Tractors Tbk PT	89,500	223
	Bumi Resources Tbk PT	736,500	184

23

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Perusahaan Gas Negara PT	327,000	149
	Semen Gresik
	Persero Tbk PT	107,000	118
	Bank Mandiri Tbk PT	147,500	116
	Unilever Indonesia Tbk PT	57,500	113
	Gudang Garam Tbk PT	21,000	112
	Adaro Energy Tbk PT	448,500	106
	Indocement Tunggal
	Prakarsa Tbk PT	40,000	82
	Tambang Batubara Bukit
	Asam Tbk PT	36,000	79
	Indofood Sukses
	Makmur Tbk PT	135,500	79
	Bank Negara Indonesia
	Persero Tbk PT	159,000	70
	Indo Tambangraya
	Megah PT	12,000	61
	Bank Danamon
	Indonesia Tbk PT	67,495	51
	Astra Agro Lestari Tbk PT	17,000	48
	Aneka Tambang Tbk PT	147,500	42
	International Nickel
	Indonesia Tbk PT	77,000	41
	Indosat Tbk PT	52,500	35
			3,452
Ireland (0.1%)
	CRH plc	25,366	438
	Kerry Group plc Class A	5,070	187
*	Elan Corp. plc	23,632	131
	Ryanair Holdings plc	20,014	115
*	Governor & Co. of the
	Bank of Ireland	138,455	104
	Ryanair Holdings plc ADR	1,145	37
*	Anglo Irish Bank Corp. Ltd.	14,385	4
			1,016
Israel (0.3%)
	Teva Pharmaceutical
	Industries Ltd.	33,111	1,717
*	Check Point Software
	Technologies Ltd.	8,300	355
	Israel Chemicals Ltd.	18,864	288
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	67,721	178
*	Bank Hapoalim BM	33,833	153
*	Bank Leumi Le-Israel BM	19,230	89
*	Israel Corp. Ltd.	76	82
	Partner
	Communications Co. Ltd.	3,295	67
*	Israel Discount Bank Ltd.
	Class A	30,251	61
*	NICE Systems Ltd.	1,817	60
	Elbit Systems Ltd.	985	52
	Cellcom Israel Ltd.
	(Registered)	1,472	50
	Mizrahi Tefahot Bank Ltd.	4,660	44

			Market
			Value
		Shares	($000)
	Delek Group Ltd.	129	36
	Osem Investments Ltd.	2,167	34
*	Delek Drilling - LP	7,474	33
	Makhteshim-Agan
	Industries Ltd.	5,400	27
*	Clal Insurance Enterprise
	Holdings Ltd.	900	24
	Clal Industries and
	Investments Ltd.	2,300	17
	Discount Investment Corp.	600	14
	Property & Building Corp.	137	13
	Gazit-Globe Ltd.	1,058	13
	Delek Automotive
	Systems Ltd.	1,000	12
*	Hot Telecommunication
	System Ltd.	900	12
*	Menorah Mivtachim
	Holdings Ltd.	865	12
	Harel Insurance Investments
	& Financial Services Ltd.	200	11
	Oil Refineries Ltd.	19,025	11
	IDB Holding Corp. Ltd.	302	11
	Migdal Insurance & Financial
	Holding Ltd.	5,000	10
	Koor Industries Ltd.	400	10
	First International Bank Of
	Israel Ltd.	708	10
*	Elbit Imaging Ltd.	579	8
	Paz Oil Co. Ltd.	50	8
	Strauss Group Ltd.	500	8
	Ormat Industries	762	6
*	Africa Israel Investments Ltd.	720	5
	Shufersal Ltd.	680	4
			3,545
Italy (1.3%)
	ENI SPA	102,223	2,302
	UniCredit SPA	711,918	1,856
	Enel SPA	259,283	1,481
	Assicurazioni Generali SPA	55,989	1,227
	Intesa Sanpaolo SPA
	(Registered)	327,253	1,151
	Telecom Italia SPA
	(Registered)	488,923	750
	Fiat SPA	30,821	522
	Saipem SPA	11,264	500
	Atlantia SPA	15,471	354
	Tenaris SA ADR	8,484	352
	Snam Rete Gas SPA	60,861	330
	Terna Rete Elettrica
	Nazionale SPA	55,260	255
	Telecom Italia SPA (Bearer)	198,803	244
	Unione di Banche I
	taliane SCPA	22,568	238
*	Mediobanca SPA	22,004	228
	Mediaset SPA	30,736	227
	Finmeccanica SPA	14,822	207

24

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Parmalat SPA	60,990	168
	Luxottica Group SPA	4,950	146
	Banco Popolare SC	26,736	144
*	Banca Monte dei Paschi
	di Siena SPA	99,044	139
	Pirelli & C SPA	12,867	110
^	Mediolanum SPA	20,160	95
	A2A SPA	56,489	92
	Exor SPA	3,073	79
*	Autogrill SPA	5,595	75
	Banca Carige SPA	29,835	72
	Bulgari SPA	6,651	71
	Banca Popolare
	di Milano Scarl	14,967	70
	Italcementi SPA RSP	8,902	43
	Unipol Gruppo Finanziario
	SPA Prior Pfd.	53,503	32
	Unipol Gruppo
	Finanziario SPA	39,488	31
	Lottomatica SPA	1,383	23
	Edison SPA	18,221	23
	Buzzi Unicem SPA	1,855	21
*	Saras SPA	8,757	19
	Exor SPA Prior Pfd.	942	19
	Italcementi SPA	2,037	17
			13,713
Japan (7.8%)
	Toyota Motor Corp.	95,100	3,368
	Mitsubishi UFJ Financial
	Group Inc.	521,851	2,422
	Canon Inc.	48,900	2,251
	Honda Motor Co. Ltd.	50,300	1,813
	Sumitomo Mitsui
	Financial Group Inc.	52,348	1,562
	Panasonic Corp.	89,800	1,309
	Sony Corp.	36,700	1,240
	Mitsubishi Corp.	46,900	1,127
	Mizuho Financial
	Group Inc.	768,667	1,115
	NTT DoCoMo Inc.	649	1,094
	Tokyo Electric
	Power Co. Inc.	43,500	1,039
	Takeda
	Pharmaceutical Co. Ltd.	22,000	1,031
	Nintendo Co. Ltd.	3,800	981
	Fanuc Ltd.	6,700	970
	Softbank Corp.	29,600	951
	Komatsu Ltd.	37,000	904
	Nippon Telegraph &
	Telephone Corp.	19,800	893
	Mitsui & Co. Ltd.	51,500	810
	Nissan Motor Co. Ltd.	84,000	738
	Kyocera Corp.	7,100	708
	East Japan Railway Co.	11,200	692
	Nomura Holdings Inc.	134,200	690
	KDDI Corp.	127	685

			Market
			Value
		Shares	($000)
	Mitsubishi Estate Co. Ltd.	39,000	683
	Kansai Electric
	Power Co. Inc.	26,900	681
	Shin-Etsu Chemical Co. Ltd.	12,900	652
	Tokio Marine Holdings Inc.	22,600	635
	Mitsui Fudosan Co. Ltd.	33,000	624
	Nippon Steel Corp.	192,000	603
	Toshiba Corp.	119,000	596
	Japan Tobacco Inc.	191	593
	Hitachi Ltd.	127,000	574
	MS&AD Insurance
	Group Holdings	23,891	572
	Seven & I Holdings Co. Ltd.	24,500	569
	Mitsubishi Electric Corp.	59,000	553
	Astellas Pharma Inc.	14,200	528
	JFE Holdings Inc.	16,900	527
	Chubu Electric
	Power Co. Inc.	20,300	513
	Denso Corp.	16,200	504
	Kao Corp.	19,700	501
	Inpex Corp.	95	495
	FUJIFILM Holdings Corp.	14,300	477
	Murata
	Manufacturing Co. Ltd.	8,300	466
	Central Japan Railway Co.	61	461
	Mitsubishi Heavy
	Industries Ltd.	124,870	454
	Sumitomo Corp.	35,400	448
	Daiichi Sankyo Co. Ltd.	21,000	445
	Dai-ichi Life
	Insurance Co. Ltd.	363	440
	Bridgestone Corp.	23,500	421
	JX Holdings Inc.	69,507	410
*	NKSJ Holdings Inc.	58,900	404
	ITOCHU Corp.	46,000	403
	Fujitsu Ltd.	57,634	393
	Suzuki Motor Corp.	15,581	380
	Sumitomo Realty &
	Development Co. Ltd.	17,316	377
	ORIX Corp.	4,121	375
	Nidec Corp.	3,800	375
	Hoya Corp.	15,500	362
	Keyence Corp.	1,460	362
	Kirin Holdings Co. Ltd.	26,000	356
	Sumitomo Metal
	Mining Co. Ltd.	22,000	350
	Tokyo Gas Co. Ltd.	71,000	334
	Sumitomo Metal
	Industries Ltd.	138,000	320
	Kyushu Electric
	Power Co. Inc.	13,400	317
	Marubeni Corp.	48,628	305
	Tohoku Electric
	Power Co. Inc.	13,400	301
	Asahi Glass Co. Ltd.	31,000	297
	SMC Corp.	1,900	290

25

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Daikin Industries Ltd.	8,279	288
Sharp Corp.	29,000	286
Ricoh Co. Ltd.	20,000	280
Terumo Corp.	5,500	279
Secom Co. Ltd.	6,100	278
NEC Corp.	99,000	275
Yamada Denki Co. Ltd.	4,160	270
Sumitomo Electric
Industries Ltd.	21,200	270
Rohm Co. Ltd.	4,300	268
Toray Industries Inc.	46,000	267
Tokyo Electron Ltd.	4,700	265
Eisai Co. Ltd.	7,700	265
Fast Retailing Co. Ltd.	2,000	262
Asahi Breweries Ltd.	12,600	254
Daiwa Securities Group Inc.	62,000	253
Aeon Co. Ltd.	20,700	244
Yakult Honsha Co. Ltd.	8,100	237
Sumitomo Trust &
Banking Co. Ltd.	43,000	235
Isuzu Motors Ltd.	60,000	230
Asahi Kasei Corp.	39,000	229
Dai Nippon Printing Co. Ltd.	18,000	227
Daito Trust
Construction Co. Ltd.	3,700	224
Electric Power
Development Co. Ltd.	7,500	222
Shiseido Co. Ltd.	10,600	221
Hankyu Hanshin
Holdings Inc.	46,000	221
Mitsui OSK Lines Ltd.	34,397	220
Mitsubishi Chemical
Holdings Corp.	42,484	219
Kubota Corp.	24,000	213
Osaka Gas Co. Ltd.	56,000	211
Yahoo Japan Corp.	604	211
Sumitomo
Chemical Co. Ltd.	46,492	203
Nikon Corp.	10,400	196
TDK Corp.	3,400	194
Chugoku Electric
Power Co. Inc.	9,600	193
Kuraray Co. Ltd.	13,500	193
West Japan Railway Co.	52	193
Nippon Yusen KK	46,000	193
Omron Corp.	8,300	192
Olympus Corp.	7,000	183
Shikoku Electric
Power Co. Inc.	6,200	183
Kobe Steel Ltd.	81,000	178
T&D Holdings Inc.	8,700	178
Bank of Yokohama Ltd.	36,000	177
Odakyu Electric
Railway Co. Ltd.	19,000	175
Daiwa House
Industry Co. Ltd.	16,000	172

			Market
			Value
		Shares	($000)
	Ajinomoto Co. Inc.	18,000	172
*	Mitsubishi Motors Corp.	143,000	170
	Sekisui House Ltd.	18,000	169
	Taisho
	Pharmaceutical Co. Ltd.	8,000	168
	Nitto Denko Corp.	4,500	168
	Nippon Electric
	Glass Co. Ltd.	13,000	167
	Nomura Research
	Institute Ltd.	8,800	166
	Shizuoka Bank Ltd.	19,000	163
	Aisin Seiki Co. Ltd.	5,100	160
	JS Group Corp.	8,100	159
	Shionogi & Co. Ltd.	9,100	159
	Chuo Mitsui Trust
	Holdings Inc.	43,000	155
	Oriental Land Co. Ltd.	1,600	155
	Yamato Holdings Co. Ltd.	12,200	154
	Tokyu Corp.	33,000	148
	Toppan Printing Co. Ltd.	18,000	145
	Chiba Bank Ltd.	23,000	142
^	Kintetsu Corp.	44,000	139
	Hokuriku Electric Power Co.	5,700	138
	Fuji Heavy Industries Ltd.	20,000	138
	Unicharm Corp.	3,600	138
	JTEKT Corp.	13,700	137
	NGK Insulators Ltd.	9,000	136
	Konica Minolta Holdings Inc.	14,000	135
	Chugai Pharmaceutical
	Co. Ltd.	7,700	135
	Benesse Holdings Inc.	2,800	134
	JGC Corp.	7,000	134
^	Resona Holdings Inc.	16,800	134
*	Yamaha Motor Co. Ltd.	8,700	133
	Keikyu Corp.	14,000	132
	Ono Pharmaceutical Co. Ltd.	3,100	132
	OJI Paper Co. Ltd.	28,000	129
	Ibiden Co. Ltd.	5,200	128
	Toyota Industries Corp.	4,500	127
	Makita Corp.	3,600	126
	Shimano Inc.	2,500	125
	Tobu Railway Co. Ltd.	22,000	124
	Brother Industries Ltd.	9,600	123
	NTT Data Corp.	39	120
	Nissin Foods
	Holdings Co. Ltd.	3,300	120
	Mazda Motor Corp.	47,000	119
	Keio Corp.	17,000	119
	Kawasaki Heavy
	Industries Ltd.	43,000	119
	Lawson Inc.	2,600	118
	Hokkaido Electric
	Power Co. Inc.	5,600	118
*	Mitsubishi Materials Corp.	37,340	117
	Fukuoka Financial Group Inc.	30,000	116
	JSR Corp.	6,600	114

26

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Dentsu Inc.	4,800	113
	Isetan Mitsukoshi
	Holdings Ltd.	10,200	113
	Nippon Express Co. Ltd.	28,000	111
*	All Nippon Airways Co. Ltd.	29,000	110
	Sony Financial Holdings Inc.	31	108
	NSK Ltd.	14,000	106
	Trend Micro Inc.	3,600	102
	Dena Co. Ltd.	3,900	101
	Hirose Electric Co. Ltd.	1,000	101
	Toho Gas Co. Ltd.	19,000	100
	Advantest Corp.	5,200	99
	Mitsubishi Tanabe
	Pharma Corp.	6,000	98
	TonenGeneral Sekiyu KK	11,000	98
	Toyo Seikan Kaisha Ltd.	5,700	97
	Teijin Ltd.	26,000	96
	Joyo Bank Ltd.	22,000	96
	Japan Steel Works Ltd.	10,000	95
	Sekisui Chemical Co. Ltd.	15,000	95
	SBI Holdings Inc.	772	94
	MEIJI Holdings Co. Ltd.	2,017	93
	THK Co. Ltd.	4,800	92
	Panasonic Electric
	Works Co. Ltd.	7,000	92
	Rinnai Corp.	1,500	91
	Sumitomo Heavy
	Industries Ltd.	16,000	91
	Credit Saison Co. Ltd.	6,400	91
	Sankyo Co. Ltd.	1,700	91
	Bank of Kyoto Ltd.	10,000	89
	Stanley Electric Co. Ltd.	5,300	89
	FamilyMart Co. Ltd.	2,500	89
	Kyowa Hakko Kirin Co. Ltd.	9,000	88
	Taiyo Nippon Sanso Corp.	11,000	88
	Kurita Water Industries Ltd.	3,400	88
	Keihan Electric
	Railway Co. Ltd.	20,000	88
	Nitori Holdings Co. Ltd.	1,000	88
	Sojitz Corp.	47,448	87
	Obayashi Corp.	21,000	86
	Mitsumi Electric Co. Ltd.	5,000	85
	Seiko Epson Corp.	5,200	83
	Daihatsu Motor Co. Ltd.	6,000	81
	Nisshin Seifun Group Inc.	6,500	80
	Mitsubishi Gas
	Chemical Co. Inc.	13,000	80
	NOK Corp.	4,500	80
	Sega Sammy Holdings Inc.	4,900	80
	Santen Pharmaceutical
	Co. Ltd.	2,300	79
	Denki Kagaku Kogyo KK	18,000	79
	Hisamitsu
	Pharmaceutical Co. Inc.	1,900	78
	Hamamatsu Photonics KK	2,400	78
	Aeon Mall Co. Ltd.	3,300	77

			Market
			Value
		Shares	($000)
	Shimizu Corp.	20,000	77
	Minebea Co. Ltd.	14,000	77
	Nippon Paper Group Inc.	3,000	76
	Mitsui Chemicals Inc.	26,000	76
	Toyota Tsusho Corp.	4,900	76
	Toho Co. Ltd.	4,900	76
	Cosmo Oil Co. Ltd.	28,000	75
	Kansai Paint Co. Ltd.	8,000	75
	Iyo Bank Ltd.	10,000	74
	IHI Corp.	39,000	74
	Nippon Paint Co. Ltd.	10,000	74
	Kawasaki Kisen Kaisha Ltd.	19,000	74
	MediPal Holdings Corp.	6,300	73
	Keisei Electric
	Railway Co. Ltd.	11,000	73
^	GS Yuasa Corp.	11,000	73
	Konami Corp.	4,100	72
	Hachijuni Bank Ltd.	14,000	72
	J Front Retailing Co. Ltd.	14,000	72
	USS Co. Ltd.	920	71
	Air Water Inc.	6,000	70
	Nippon Meat Packers Inc.	6,000	70
	Chugoku Bank Ltd.	6,000	70
	NGK Spark Plug Co. Ltd.	5,000	70
	Showa Denko KK	38,000	69
	Daicel Chemical
	Industries Ltd.	10,000	69
	Nissan Chemical
	Industries Ltd.	6,000	69
	Tokyu Land Corp.	15,000	68
*	Sanyo Electric Co. Ltd.	42,000	68
	Hitachi Metals Ltd.	6,000	68
	Kagome Co. Ltd.	3,600	68
	Takashimaya Co. Ltd.	9,000	68
	Shimamura Co. Ltd.	700	67
	Furukawa Electric Co. Ltd.	18,000	67
	Dowa Holdings Co. Ltd.	11,000	67
	Hitachi Chemical Co. Ltd.	3,600	67
	Hokuhoku Financial
	Group Inc.	36,000	67
	TOTO Ltd.	10,000	66
	Daido Steel Co. Ltd.	13,000	66
	Nagoya Railroad Co. Ltd.	24,000	66
	Amada Co. Ltd.	10,000	66
	Kajima Corp.	28,000	66
	Hiroshima Bank Ltd.	16,000	65
	Gunma Bank Ltd.	13,000	65
	Ushio Inc.	3,900	65
	Kikkoman Corp.	6,000	65
	Asics Corp.	6,000	65
	Miraca Holdings Inc.	1,800	65
	Tsumura & Co.	2,100	65
	Toyo Suisan Kaisha Ltd.	3,000	64
	Taiyo Yuden Co. Ltd.	5,000	64
	Mitsui Mining &
	Smelting Co. Ltd.	21,000	64

27

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Hitachi Construction
	Machinery Co. Ltd.	3,000	64
	Ube Industries Ltd.	26,000	64
	Marui Group Co. Ltd.	8,100	64
	Yamaguchi Financial
	Group Inc.	7,000	63
	NTN Corp.	14,000	63
	Suruga Bank Ltd.	7,000	63
*	Mizuho Trust &
	Banking Co. Ltd.	70,000	63
	Yaskawa Electric Corp.	8,000	62
	Yamaha Corp.	5,100	62
	Taisei Corp.	29,000	62
	Sumitomo Rubber
	Industries Ltd.	5,700	61
	Kewpie Corp.	4,800	61
	Casio Computer Co. Ltd.	8,700	61
	Yamazaki Baking Co. Ltd.	5,000	61
	Fujikura Ltd.	13,000	61
	Mitsubishi Logistics Corp.	5,000	60
	Tokuyama Corp.	11,000	60
	Kinden Corp.	7,000	60
	Shimadzu Corp.	8,000	60
	Nishi-Nippon
	Railroad Co. Ltd.	14,000	60
	Namco Bandai Holdings Inc.	6,500	60
	Idemitsu Kosan Co. Ltd.	700	59
	Yamatake Corp.	2,400	58
	Mabuchi Motor Co. Ltd.	1,100	58
	Chiyoda Corp.	7,000	58
	Toyota Boshoku Corp.	3,400	58
	Nanto Bank Ltd.	11,000	58
	Rengo Co. Ltd.	9,000	57
	Nishi-Nippon City Bank Ltd.	21,000	57
	Yokogawa Electric Corp.	8,700	57
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	1,710	57
	Citizen Holdings Co. Ltd.	9,900	57
	Nomura Real Estate
	Holdings Inc.	3,700	57
	Suzuken Co. Ltd.	1,800	57
	77 Bank Ltd.	12,000	57
	Nippon Sheet Glass Co. Ltd.	25,742	57
*	Ebara Corp.	13,000	56
*	Sumco Corp.	3,600	56
	Maruichi Steel Tube Ltd.	2,800	55
	Kamigumi Co. Ltd.	7,000	55
	Alfresa Holdings Corp.	1,300	55
	Oracle Corp. Japan	1,200	54
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	24,000	54
	Tosoh Corp.	20,000	54
	Nabtesco Corp.	3,000	53
	Ito En Ltd.	3,300	53
*,^	Elpida Memory Inc.	5,100	52
	Don Quijote Co. Ltd.	1,900	52

			Market
			Value
		Shares	($000)
	Toyoda Gosei Co. Ltd.	2,400	52
	Higo Bank Ltd.	11,000	51
	Hakuhodo DY Holdings Inc.	1,020	51
	NHK Spring Co. Ltd.	6,000	51
	Glory Ltd.	2,300	51
	Nisshinbo Holdings Inc.	5,000	51
	Zeon Corp.	6,000	50
	Kaneka Corp.	8,000	49
	Takata Corp.	2,000	49
	Seino Holdings Corp.	8,000	49
	Yamato Kogyo Co. Ltd.	1,900	49
	Tokyo Steel
	Manufacturing Co. Ltd.	4,800	48
	Shiga Bank Ltd.	9,000	47
	Circle K Sunkus Co. Ltd.	3,300	47
	Japan Petroleum
	Exploration Co.	1,200	46
*	Dainippon Screen
	Manufacturing Co. Ltd.	8,000	46
*	Haseko Corp.	53,000	45
	Nisshin Steel Co. Ltd.	25,000	45
	Mizuho Securities Co. Ltd.	21,000	45
	Sotetsu Holdings Inc.	14,000	44
	Tokyo Tatemono Co. Ltd.	11,000	44
	Wacoal Holdings Corp.	3,000	44
	Mochida
	Pharmaceutical Co. Ltd.	4,000	43
	Sapporo Holdings Ltd.	11,000	43
	Lion Corp.	8,000	43
	Alps Electric Co. Ltd.	4,800	43
	Senshu Ikeda Holdings Inc.	32,000	43
*,^	Shinsei Bank Ltd.	53,000	42
	Kokuyo Co. Ltd.	5,400	41
	Yokohama Rubber Co. Ltd.	8,000	40
	COMSYS Holdings Corp.	4,500	40
	Tokyo Style Co. Ltd.	5,000	40
	Dainippon Sumitomo
	Pharma Co. Ltd.	4,400	40
	Nissha Printing Co. Ltd.	1,800	40
	Fukuyama
	Transporting Co. Ltd.	7,998	40
	Koito Manufacturing Co. Ltd.	3,000	39
	Nippon Kayaku Co. Ltd.	4,000	39
	Park24 Co. Ltd.	4,000	39
	Lintec Corp.	1,700	38
	Fuji Electric
	Holdings Co. Ltd.	16,000	38
*	Gree Inc.	3,000	38
	Nippon Shokubai Co. Ltd.	4,000	38
	Onward Holdings Co. Ltd.	5,000	37
	Rohto Pharmaceutical Co. Ltd.	3,000	37
	Shimachu Co. Ltd.	1,800	37
	Ezaki Glico Co. Ltd.	3,000	37
	Aozora Bank Ltd.	22,000	37
	MISUMI Group Inc.	1,700	36
	Toho Titanium Co. Ltd.	1,400	36

28

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Hyakujushi Bank Ltd.	10,000	36
	Tokai Carbon Co. Ltd.	6,000	35
	DIC Corp.	19,000	35
	Tokai Rika Co. Ltd.	2,100	35
	Nagase & Co. Ltd.	3,000	35
	Sapporo Hokuyo
	Holdings Inc.	8,500	35
	UNY Co. Ltd.	4,200	35
	Sawai Pharmaceutical Co. Ltd.	400	35
	Disco Corp.	600	35
	Hino Motors Ltd.	8,000	35
	Sysmex Corp.	500	34
	Awa Bank Ltd.	5,000	34
	ABC-Mart Inc.	1,000	34
	Autobacs Seven Co. Ltd.	900	34
	Hyakugo Bank Ltd.	8,000	34
	Aeon Credit Service Co. Ltd.	2,900	33
	Pacific Metals Co. Ltd.	4,000	33
	Obic Co. Ltd.	180	33
	H2O Retailing Corp.	5,000	33
	OSAKA Titanium
	Technologies Co.	700	33
	Kobayashi
	Pharmaceutical Co. Ltd.	700	33
	Sumitomo Bakelite Co. Ltd.	6,000	33
	Sohgo Security
	Services Co. Ltd.	3,100	32
	Ulvac Inc.	1,600	32
	Hokkoku Bank Ltd.	8,000	32
	Coca-Cola West Co. Ltd.	2,100	32
	Otsuka Corp.	500	32
	Heiwa Corp.	2,500	31
	Kose Corp.	1,300	31
	Kansai Urban Banking Corp.	20,000	31
	Itochu Techno-Solutions Corp.	900	31
	Nichirei Corp.	7,000	30
	Nippon Television
	Network Corp.	230	30
*	OKUMA Corp.	5,000	30
	Sumitomo Forestry Co. Ltd.	4,000	30
	NTT Urban
	Development Corp.	32	29
	Mori Seiki Co. Ltd.	3,000	29
	Hitachi Capital Corp.	2,200	29
	Sumitomo Osaka
	Cement Co. Ltd.	15,000	29
	Shima Seiki
	Manufacturing Ltd.	1,500	29
	Takara Holdings Inc.	5,000	28
	Tokyo Broadcasting System
	Holdings Inc.	2,300	28
	Toyobo Co. Ltd.	17,000	28
	Aoyama Trading Co. Ltd.	1,700	28
	San-In Godo Bank Ltd.	4,000	28
	Asatsu-DK Inc.	1,200	28
	Hitachi High-
	Technologies Corp.	1,400	27

			Market
			Value
		Shares	($000)
	Keiyo Bank Ltd.	6,000	27
	Toda Corp.	8,000	27
	House Foods Corp.	1,800	27
	Fuji Media Holdings Inc.	20	26
	Izumi Co. Ltd.	2,000	26
	Hitachi Transport System Ltd.	1,700	26
	Musashino Bank Ltd.	900	26
	Square Enix Holdings Co. Ltd.	1,200	25
	Ryohin Keikaku Co. Ltd.	700	25
	Showa Shell Sekiyu KK	2,900	24
	Juroku Bank Ltd.	8,000	24
	Kagoshima Bank Ltd.	4,000	24
	Canon Marketing Japan Inc.	1,900	24
	Komeri Co. Ltd.	1,100	23
	Matsumotokiyoshi
	Holdings Co. Ltd.	1,200	23
	Ogaki Kyoritsu Bank Ltd.	8,000	22
	Capcom Co. Ltd.	1,400	22
	Daishi Bank Ltd.	7,000	22
	Acom Co. Ltd.	1,830	21
	Nipro Corp.	1,000	20
	Kissei Pharmaceutical
	Co. Ltd.	1,000	20
	Matsui Securities Co. Ltd.	3,500	20
	Jafco Co. Ltd.	900	19
*	Taiheiyo Cement Corp.	17,000	18
	Monex Group Inc.	77	18
	IT Holdings Corp.	1,600	18
	Shinko Electric
	Industries Co. Ltd.	1,800	18
	Promise Co. Ltd.	3,500	15
	Sundrug Co. Ltd.	400	11
	Toshiba TEC Corp.	2,000	8
	Sumitomo Real Estate
	Sales Co. Ltd.	170	8
	Culture Convenience
	Club Co. Ltd.	1,700	8
	NS Solutions Corp.	400	7
	Point Inc.	170	7
	Nidec Sankyo Corp.	1,000	7
	Tokai Rubber Industries Ltd.	600	7
	Funai Electric Co. Ltd.	200	6
	PanaHome Corp.	1,000	6
	Kandenko Co. Ltd.	1,000	6
	Hikari Tsushin Inc.	300	6
*	Mizuho Investors
	Securities Co. Ltd.	6,000	6
	Hitachi Koki Co. Ltd.	600	5
	Hitachi Cable Ltd.	2,000	5
	Toyota Auto Body Co. Ltd.	300	5
	TV Asahi Corp.	3	4
	Toppan Forms Co. Ltd.	400	4
	SKY Perfect JSAT
	Holdings Inc.	10	3
	Okasan Securities Group Inc.	1,000	3
	kabu.com Securities Co. Ltd.	800	3
			81,161

29

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Luxembourg (0.0%)
Millicom International
Cellular SA	3,989	377
RTL Group SA	795	72
		449
Malaysia (0.5%)
Malayan Banking Bhd.	186,015	539
CIMB Group Holdings Bhd.	197,042	526
Public Bank Bhd. (Foreign)	126,711	520
Sime Darby Bhd.	158,300	450
IOI Corp. Bhd.	180,940	339
* Axiata Group Bhd.	232,566	336
Genting Bhd.	96,600	325
DiGi.Com Bhd.	21,900	179
MISC Bhd.	61,200	173
AMMB Holdings Bhd.	84,700	172
Genting Malaysia Bhd.	119,900	135
Maxis Bhd.	76,600	130
Tenaga Nasional Bhd.	43,000	122
PPB Group Bhd.	19,600	121
Kuala Lumpur Kepong Bhd.	18,300	117
PLUS Expressways Bhd.	71,500	101
IJM Corp. Bhd.	54,960	100
YTL Power
International Bhd.	110,437	83
YTL Corp. Bhd.	31,388	80
Gamuda Bhd.	63,300	77
Petronas Gas Bhd.	18,900	68
British American Tobacco
Malaysia Bhd.	4,200	63
Telekom Malaysia Bhd.	49,500	54
UMW Holdings Bhd.	24,600	54
RHB Capital Bhd.	20,300	52
SP Setia Bhd.	31,400	52
Hong Leong Bank Bhd.	17,200	51
Berjaya Sports Toto Bhd.	34,800	47
Lafarge Malayan
Cement Bhd.	17,900	46
Alliance Financial Group Bhd.	39,200	41
MMC Corp. Bhd.	41,100	41
Petronas Dagangan Bhd.	11,400	40
Parkson Holdings Bhd.	18,786	36
Proton Holdings Bhd.	9,400	15
* EON Capital Bhd.	5,400	12
Public Bank Bhd. (Local)	1,614	7
		5,304
Mexico (0.7%)
America Movil SAB de CV	792,041	2,271
Grupo Mexico SAB de CV
Class B	305,055	1,003
Wal-Mart de Mexico
SAB de CV	261,700	716
Grupo Televisa SA	101,300	455
Fomento Economico
Mexicano SAB de CV	80,246	442

			Market
			Value
		Shares	($000)
*	Cemex SAB de CV ADR	39,555	347
	Grupo Financiero
	Banorte SAB de CV	76,314	325
	Telefonos de Mexico
	SAB de CV	364,354	282
	Industrias Penoles
	SAB de CV	5,890	167
	Grupo Financiero
	Inbursa SA	34,300	148
	Grupo Carso SAB de CV	24,700	142
	Grupo Modelo SAB de CV	24,200	135
	Grupo Elektra SA de CV	2,745	103
	Grupo Bimbo SAB de CV
	Class A	12,500	96
	Kimberly-Clark de Mexico
	SAB de CV Class A	15,100	95
	Alfa SAB de CV Class A	10,900	90
	Mexichem SAB de CV	23,615	75
	Grupo Aeroportuario del
	Pacifico SAB de CV Class B	18,500	69
*	Impulsora del Desarrollo y
	El Empleo en America
	Latina SAB de CV	32,200	42
	Organizacion Soriana SAB
	de CV Class B	13,000	40
*	Urbi Desarrollos Urbanos
	SAB de CV	15,000	32
*	Carso Infraestructura y
	Construccion SAB de CV	9,700	7
			7,082
Morocco (0.0%)
	Maroc Telecom	6,027	112
	Douja Promotion Groupe
	Addoha SA	4,418	59
			171
Netherlands (1.0%)
	Unilever NV	57,014	1,693
*	ING Groep NV	142,616	1,526
	Koninklijke Philips
	Electronics NV	35,802	1,092
	Koninklijke KPN NV	56,917	951
	Koninklijke Ahold NV	44,880	620
	Heineken NV	10,404	528
	Akzo Nobel NV	8,592	510
	ASML Holding NV	15,053	499
*	Aegon NV	69,730	442
	TNT NV	14,015	373
	Reed Elsevier NV	28,203	368
	Koninklijke DSM NV	6,362	340
	Corio NV	3,319	244
	Wolters Kluwer NV	10,695	244
*	Randstad Holding NV	4,724	225
	Fugro NV	2,762	196
	Heineken Holding NV	3,960	171
	SBM Offshore NV	6,079	124

30

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Koninklijke Boskalis
Westminster NV	2,714	110
Koninklijke Vopak NV	1,832	92
		10,348
New Zealand (0.1%)
Fletcher Building Ltd.	22,984	144
Telecom Corp. of
New Zealand Ltd.	70,656	110
Sky City Entertainment
Group Ltd.	26,543	61
Auckland International
Airport Ltd.	35,852	58
Fisher & Paykel
Healthcare Corp. Ltd.	21,665	54
Contact Energy Ltd.	9,078	41
Sky Network Television Ltd.	8,760	36
Kiwi Income Property Trust	41,436	33
Air New Zealand Ltd.	8,903	9
Vector Ltd.	4,251	8
Warehouse Group Ltd.	2,427	7
		561
Norway (0.4%)
Statoil ASA	46,075	1,006
DnB NOR ASA	43,089	592
Telenor ASA	29,069	469
Yara International ASA	8,050	425
Orkla ASA	40,250	390
Seadrill Ltd.	12,400	376
Norsk Hydro ASA	45,774	281
* Storebrand ASA	20,000	146
Aker Solutions ASA	7,070	108
* Renewable Energy
Corp. ASA	19,813	69
		3,862
Peru (0.1%)
Cia de Minas
Buenaventura SA ADR	8,319	441
Southern Copper Corp.	9,431	404
Credicorp Ltd.	2,059	258
Volcan Cia Minera SAA
Class B	48,494	57
		1,160
Philippines (0.1%)
SM Investments Corp.	8,714	111
Philippine Long Distance
Telephone Co.	1,450	90
Ayala Land Inc.	208,100	81
Manila Electric Co.	15,000	77
Bank of the
Philippine Islands	43,938	60
Ayala Corp.	6,000	56
Banco de Oro Unibank Inc.	37,000	53
Metropolitan Bank & Trust	27,500	50
Jollibee Foods Corp.	20,000	41

			Market
			Value
		Shares	($000)
	SM Prime Holdings Inc.	134,000	37
	Globe Telecom Inc.	1,000	21
			677
Poland (0.2%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	26,001	410
	Bank Pekao SA	3,977	259
	KGHM Polska Miedz SA	5,381	242
	Powszechny Zaklad
	Ubezpieczen SA	1,500	199
*	Polski Koncern
	Naftowy Orlen	10,655	150
	Telekomunikacja Polska SA	22,396	143
	Polska Grupa
	Energetyczna SA	10,202	78
	Polskie Gornictwo Naftowe
	i Gazownictwo SA	46,234	60
*	Getin Holding SA	12,268	46
*	BRE Bank SA	453	46
	Bank Zachodni WBK SA	596	44
	Bank Handlowy w
	Warszawie SA	1,389	44
*	ING Bank Slaski SA	133	40
	TVN SA	6,300	40
*	Globe Trade Centre SA	4,314	35
			1,836
Portugal (0.2%)
	Portugal Telecom SGPS SA	36,846	532
	EDP–Energias
	de Portugal SA	99,618	381
	Galp Energia SGPS SA
	Class B	8,429	163
	Jeronimo Martins SGPS SA	8,083	121
	Banco Comercial
	Portugues SA	127,546	116
	Brisa Auto-Estradas
	de Portugal SA	14,365	109
	Banco Espirito Santo SA	11,232	56
	Banco BPI SA	20,861	46
*	EDP Renovaveis SA	5,968	35
	Cimpor Cimentos
	de Portugal SGPS SA	4,605	32
			1,591
Russia (1.0%)
	Lukoil OAO ADR	23,754	1,325
	Surgutneftegas OJSC ADR	129,291	1,266
	Gazprom OAO ADR	48,276	1,057
	Sberbank of Russia	302,798	994
	Gazprom OAO	149,807	801
	MMC Norilsk Nickel ADR	31,858	593
	Rosneft Oil Co. GDR	85,125	592
	NovaTek OAO	51,859	418
*	Federal Grid Co. Unified
	Energy System JSC	32,443,105	390

31

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Tatneft ADR	9,988	315
	Mobile Telesystems OJSC	34,297	275
	VTB Bank OJSC GDR	32,898	218
	Novolipetsk Steel OJSC	58,869	204
	Gazprom Neft JSC	49,861	195
*	Federal
	Hydrogenerating Co.	3,685,100	189
	Uralkali	30,430	151
	Polyus Gold OJSC	2,640	132
*	IDGC Holding JSC	560,785	97
*	Severstal OAO	6,977	92
	Sistema JSFC	101,482	89
	Lukoil OAO	1,420	80
*	Polymetal JSC	4,298	69
*	Inter Rao Ues OAO	38,841,200	58
*	OGK-4 OJSC	646,100	54
*	Raspadskaya	8,000	46
*	TMK OAO	8,946	44
*	Mosenergo OAO	410,351	44
*	OGK-3 OJSC	666,100	35
	Magnitogorsk Iron &
	Steel Works	33,131	32
*	TGK-1 OAO	41,408,000	29
	Rosneft Oil Co.	3,288	23
	Rostelecom OJSC	3,672	16
	Wimm-Bill-Dann
	Foods OJSC ADR	620	16
	Aeroflot–Russian
	Airlines OJSC	5,336	13
*	PIK Group	2,527	9
			9,961
Singapore (0.7%)
	Singapore
	Telecommunications Ltd.	285,000	683
	DBS Group Holdings Ltd.	62,000	668
	Oversea-Chinese
	Banking Corp. Ltd.	89,000	622
	United Overseas Bank Ltd.	42,000	606
	Wilmar International Ltd.	97,972	487
*	Genting Singapore plc	217,000	365
	Keppel Corp. Ltd.	45,012	348
	CapitaLand Ltd.	111,500	336
	Singapore Airlines Ltd.	23,000	282
	Singapore Exchange Ltd.	40,311	275
	Fraser and Neave Ltd.	53,925	261
	City Developments Ltd.	25,000	247
	Noble Group Ltd.	162,272	234
	Golden Agri-Resources Ltd.	391,831	198
	Singapore Press
	Holdings Ltd.	60,000	193
	Jardine Cycle & Carriage Ltd.	5,000	152
	Olam International Ltd.	56,000	136
	CapitaMall Trust	84,600	130
	Singapore Technologies
	Engineering Ltd.	49,000	126
	SembCorp Industries Ltd.	32,231	114

			Market
			Value
		Shares	($000)
	Ascendas Real Estate
	Investment Trust	66,000	105
	SembCorp Marine Ltd.	29,389	105
	Yangzijiang Shipbuilding
	Holdings Ltd.	69,036	100
	Venture Corp. Ltd.	13,000	91
	CapitaCommercial Trust	75,810	88
	ComfortDelGro Corp. Ltd.	75,000	86
	Keppel Land Ltd.	23,600	81
	UOL Group Ltd.	22,000	77
*,^	Neptune Orient Lines Ltd.	36,500	61
	Singapore Post Ltd.	63,625	58
	Cosco Corp. Singapore Ltd.	32,000	46
	StarHub Ltd.	21,000	43
	SMRT Corp. Ltd.	27,000	43
	Singapore Land Ltd.	7,000	38
	SIA Engineering Co. Ltd.	11,000	37
	Wing Tai Holdings Ltd.	27,000	37
	Yanlord Land Group Ltd.	26,000	35
	M1 Ltd.	18,771	32
	Haw Par Corp. Ltd.	5,328	25
	Allgreen Properties Ltd.	16,000	15
	Hotel Properties Ltd.	6,000	13
^	Guocoland Ltd.	6,000	11
	STATS ChipPAC Ltd.	15,000	11
	Wheelock Properties
	Singapore Ltd.	7,000	10
*	Golden Agri-Resources Ltd.
	Warrants Exp. 07/23/2012	18,588	2
			7,713
South Africa (1.2%)
	MTN Group Ltd.	67,861	1,221
	Sasol Ltd.	23,060	1,038
	Standard Bank Group Ltd.	57,347	844
	Naspers Ltd.	15,429	809
	Impala Platinum
	Holdings Ltd.	23,389	660
	AngloGold Ashanti Ltd.	13,370	627
	FirstRand Ltd.	171,825	504
	Gold Fields Ltd.	28,991	455
*	Anglo Platinum Ltd.	4,002	395
	Bidvest Group Ltd.	15,487	330
	Sanlam Ltd.	86,821	325
	Shoprite Holdings Ltd.	21,470	304
	Remgro Ltd.	19,222	298
	ABSA Group Ltd.	13,057	253
	Kumba Iron Ore Ltd.	4,209	239
	Steinhoff International
	Holdings Ltd.	73,356	230
	Harmony Gold
	Mining Co. Ltd.	17,445	200
	Aspen Pharmacare
	Holdings Ltd.	13,124	175
	RMB Holdings Ltd.	33,433	172
	Nedbank Group Ltd.	8,480	158
	Truworths International Ltd.	15,950	157

32

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Vodacom Group Ltd.	15,717	151
	African Bank
	Investments Ltd.	28,029	144
	Massmart Holdings Ltd.	7,053	144
	Tiger Brands Ltd.	4,994	134
	Growthpoint Properties Ltd.	49,859	123
	Imperial Holdings Ltd.	7,439	122
	Aveng Ltd.	18,597	117
	Woolworths Holdings Ltd.	29,006	114
	ArcelorMittal South
	Africa Ltd.	9,538	109
	Murray & Roberts
	Holdings Ltd.	16,269	101
	Foschini Group Ltd.	8,042	97
	Netcare Ltd.	43,269	90
*	Sappi Ltd.	17,305	86
	Investec Ltd.	10,112	83
	Pretoria Portland
	Cement Co. Ltd.	16,828	80
	African Rainbow
	Minerals Ltd.	3,123	79
	Spar Group Ltd.	4,900	67
	Mr Price Group Ltd.	7,108	65
	Clicks Group Ltd.	9,646	63
	Pick n Pay Stores Ltd.	9,221	61
	Nampak Ltd.	19,300	54
	Liberty Holdings Ltd.	4,885	52
	Reunert Ltd.	5,500	50
	Barloworld Ltd.	6,580	49
	Discovery Holdings Ltd.	8,542	48
	Adcock Ingram Holdings Ltd.	4,808	45
	AVI Ltd.	11,213	45
	Metropolitan Holdings Ltd.	18,085	44
	Medi-Clinic Corp. Ltd.	11,175	43
	Exxaro Resources Ltd.	2,225	42
	Aeci Ltd.	3,756	42
	Lewis Group Ltd.	3,986	41
	Tongaat Hulett Ltd.	2,852	40
	Mondi Ltd.	4,735	39
	Wilson Bayly
	Holmes-Ovcon Ltd.	2,031	39
	Sun International Ltd.	2,760	39
	Fountainhead Property Trust	37,574	37
	Grindrod Ltd.	13,901	34
	Northam Platinum Ltd.	4,708	32
	Illovo Sugar Ltd.	8,512	32
*	Mvelaphanda Resources Ltd.	4,749	31
	Telkom SA Ltd.	5,420	28
	JD Group Ltd.	3,307	23
	JSE Ltd.	1,262	14
	Santam Ltd.	589	10
	Pick’n Pay Holdings Ltd.	3,111	8
	Allied Technologies Ltd.	878	8
	African Oxygen Ltd.	1,948	6

			Market
			Value
		Shares	($000)
*	Evraz Highveld Steel and
	Vanadium Ltd.	153	2
	Group Five Ltd.	300	2
			12,403
South Korea (2.0%)
1	Samsung Electronics Co.
	Ltd. GDR	9,459	3,157
	POSCO ADR	13,087	1,360
	Hyundai Motor Co.	5,891	892
	Shinhan Financial
	Group Co. Ltd. ADR	9,965	775
	KB Financial Group Inc. ADR	15,183	682
	Hyundai Heavy
	Industries Co. Ltd.	2,085	680
	Hyundai Mobis	2,662	663
	LG Chem Ltd.	1,808	559
	Samsung Electronics Co. Ltd.	719	477
	Kia Motors Corp.	10,580	423
	SK Energy Co. Ltd.	2,484	334
	LG Electronics Inc.	3,756	331
	LG Display Co. Ltd.	9,310	319
	Samsung C&T Corp.	5,436	319
*	Hynix Semiconductor Inc.	15,390	317
*	NHN Corp.	1,689	299
	SK Telecom Co. Ltd. ADR	16,110	297
	Samsung Fire & Marine
	Insurance Co. Ltd.	1,663	285
	Shinsegae Co. Ltd.	507	257
	OCI Co. Ltd.	835	246
	Samsung Engineering
	Co. Ltd.	1,518	243
	Samsung Heavy
	Industries Co. Ltd.	8,540	240
*	Korea Electric Power Corp.	8,880	234
	LG Corp.	3,193	228
	Samsung Electro-
	Mechanics Co. Ltd.	2,075	228
	Hyundai Engineering &
	Construction Co. Ltd.	3,127	210
*	Samsung Life
	Insurance Co. Ltd.	2,276	204
	S-Oil Corp.	3,220	199
	SK Holdings Co. Ltd.	1,792	187
	KT Corp. ADR	8,960	185
	Samsung Techwin Co. Ltd.	1,951	182
	Woori Finance
	Holdings Co. Ltd.	13,810	174
	Samsung SDI Co. Ltd.	1,250	172
	Hana Financial Group Inc.	5,970	170
	KT&G Corp.	2,679	165
	Hyundai Steel Co.	1,615	157
	Cheil Industries Inc.	1,860	156
	Amorepacific Corp.	167	154
	Samsung Securities Co. Ltd.	2,615	150
	Honam Petrochemical Corp.	673	149

33

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Kangwon Land Inc.	6,110	144
	LG Household &
	Health Care Ltd.	412	138
	Lotte Shopping Co. Ltd.	314	129
	Korea Zinc Co. Ltd.	496	125
	Hyosung Corp.	1,107	123
	GS Engineering &
	Construction Corp.	1,360	116
	NCSoft Corp.	519	114
	Doosan Corp.	822	111
	Hankook Tire Co. Ltd.	4,230	110
	Doosan Heavy Industries and
	Construction Co. Ltd.	1,328	105
	LS Corp.	1,025	104
	Daelim Industrial Co. Ltd.	1,243	101
	GS Holdings	1,890	99
	Daewoo Securities Co. Ltd.	4,540	99
	Korea Exchange Bank	8,210	98
	Hanwha Corp.	2,380	90
	Woongjin Coway Co. Ltd.	2,450	89
	Busan Bank	7,060	88
*	Korean Air Lines Co. Ltd.	1,371	87
	Hyundai Merchant
	Marine Co. Ltd.	2,440	86
	Hyundai Mipo Dockyard	512	86
	Hyundai Securities Co.	6,470	85
	Dongbu Insurance Co. Ltd.	2,370	84
	Hyundai Department
	Store Co. Ltd.	721	80
	Daewoo Shipbuilding &
	Marine Engineering Co. Ltd.	3,000	80
	Hanwha Chem Corp.	2,900	79
	Daewoo International Corp.	2,399	75
	Industrial Bank of Korea	5,190	75
	Woori Investment &
	Securities Co. Ltd.	4,160	74
	CJ CheilJedang Corp.	378	73
	STX Offshore &
	Shipbuilding Co. Ltd.	2,900	70
	Daegu Bank Ltd.	5,310	70
	Hyundai Development Co.	2,450	69
*	STX Corp. Co. Ltd.	2,204	68
	Samsung Card Co.	1,413	68
	Korea Investment
	Holdings Co. Ltd.	2,010	63
	KCC Corp.	180	60
*	Doosan Infracore Co. Ltd.	2,330	58
	Yuhan Corp.	400	57
	LG Uplus Corp.	8,730	57
	S1 Corp.	1,020	56
	Hanjin Heavy Industries &
	Construction Co. Ltd.	1,420	54
	SKC Co. Ltd.	1,560	53
	Glovis Co. Ltd.	355	50

			Market
			Value
		Shares	($000)
*	Hanjin Shipping Co. Ltd.	1,802	50
*	Daum Communications Corp.	630	44
	Pacific Corp.	277	43
	CJ Corp.	601	42
	Samsung Fine
	Chemicals Co. Ltd.	700	42
	STX Pan Ocean Co. Ltd.	3,610	38
	Cheil Worldwide Inc.	3,175	34
	Lotte Confectionery Co. Ltd.	31	34
	Hite Brewery Co. Ltd.	298	33
	SK Networks Co. Ltd.	3,440	33
	Daishin Securities Co. Ltd.	2,300	31
	Dongkuk Steel Mill Co. Ltd.	1,250	29
	Lotte Chilsung
	Beverage Co. Ltd.	42	29
	Korea Gas Corp.	700	29
	Nong Shim Co. Ltd.	150	28
	Daewoo Engineering &
	Construction Co. Ltd.	2,880	27
	Mirae Asset
	Securities Co. Ltd.	511	27
	Halla Climate Control Corp.	1,040	19
	Hyundai Hysco	910	18
	Lotte Midopa Co. Ltd.	1,020	13
*	Korea Express Co. Ltd.	198	12
	LG Hausys Ltd.	125	10
	Daishin Securities Co. Ltd.
	Prior Pfd.	950	9
*	Hanjin Shipping
	Holdings Co. Ltd.	305	4
	Sindoh Co. Ltd.	48	2
			20,939
Spain (1.7%)
	Telefonica SA	168,878	4,564
	Banco Santander SA	298,689	3,834
	Banco Bilbao Vizcaya
	Argentaria SA	137,290	1,809
	Iberdrola SA	195,530	1,652
	Repsol YPF SA	45,031	1,249
	Inditex SA	9,007	752
^	ACS Actividades de
	Construccion y
	Servicios SA	8,767	460
^	Banco de Sabadell SA	54,302	264
	Abertis Infraestructuras SA	13,296	263
	Banco Popular Espanol SA	38,733	251
	Gas Natural SDG SA	16,064	235
	Ferrovial SA	19,285	220
	Criteria Caixacorp SA	34,109	193
	Acerinox SA	11,626	191
	Enagas	5,769	127
	Indra Sistemas SA	6,330	124
	Grifols SA	6,865	111
	Mapfre SA	31,014	103

34

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Red Electrica Corp. SA	2,040	103
	Iberdrola Renovables SA	27,219	92
	Zardoya Otis SA	5,187	86
	Endesa SA	2,969	82
	Bankinter SA	11,325	76
	Acciona SA	819	72
*	Gamesa Corp.
	Tecnologica SA	9,722	68
	Corp Financiera Alba	1,198	63
	Fomento de Construcciones
	y Contratas SA	1,728	47
^	Banco de Valencia SA	8,063	45
	Gestevision Telecinco SA	2,496	32
	Banco Espanol de Credito SA	1,960	20
	Banco Santander SA ADR	420	5
			17,193
Sweden (1.3%)
	Nordea Bank AB	147,831	1,628
	Telefonaktiebolaget LM
	Ericsson Class B	110,728	1,218
*	Volvo AB Class B	56,100	760
	Hennes & Mauritz AB
	Class B	21,024	740
	Svenska Handelsbanken AB
	Class A	22,228	727
	TeliaSonera AB	80,968	676
	Sandvik AB	44,670	673
	Skandinaviska Enskilda
	Banken AB Class A	76,096	590
	Atlas Copco AB Class A	21,794	455
	SKF AB	14,999	388
	Tele2 AB	16,331	359
*	Volvo AB Class A	26,700	353
*	Swedbank AB Class A	24,969	349
	Svenska Cellulosa AB
	Class B	22,103	343
	Scania AB Class B	15,337	326
	Assa Abloy AB Class B	12,667	325
	Investor AB Class B	15,661	321
	Atlas Copco AB Class B	13,974	267
	Skanska AB Class B	13,803	264
	Electrolux AB Class B	10,365	251
	Swedish Match AB	8,637	242
	Boliden AB	13,135	223
	Alfa Laval AB	11,711	203
	Getinge AB	7,969	169
	Kinnevik Investment AB
	Class B	7,661	158
	SSAB AB Class A	11,100	156
	Ratos AB	4,283	153
	Modern Times Group AB
	Class B	2,124	153
	Industrivarden AB Class A	9,417	143
	Securitas AB Class B	11,812	129
	Husqvarna AB	16,855	119

			Market
			Value
		Shares	($000)
	Industrivarden AB	6,303	93
	Holmen AB	2,364	75
	SSAB AB Class B	2,200	27
			13,056
Switzerland (3.0%)
	Nestle SA	127,435	6,980
	Novartis AG	83,199	4,821
	Roche Holding AG	25,777	3,785
*	UBS AG	139,877	2,376
	ABB Ltd.	84,898	1,759
	Credit Suisse Group AG	41,703	1,726
	Zurich Financial Services AG	5,431	1,329
	Cie Financiere Richemont SA	19,668	981
	Syngenta AG	3,530	977
	Swiss Reinsurance Co. Ltd.	13,921	669
	Holcim Ltd.	9,279	578
	Swatch Group AG (Bearer)	1,190	455
	SGS SA	213	341
	Givaudan SA	310	319
	Swisscom AG	745	311
	Julius Baer Group Ltd.	7,230	305
	Geberit AG	1,580	303
	Adecco SA	5,039	282
	Kuehne & Nagel
	International AG	2,066	256
	Swatch Group AG
	(Registered)	3,422	238
	Sonova Holding AG	1,717	199
	Synthes Inc.	1,665	199
*	Actelion Ltd.	3,542	177
	Baloise Holding AG	1,906	176
	Lonza Group AG	1,768	155
	Lindt & Spruengli AG	5	143
	Swiss Life Holding AG	1,099	135
	Schindler Holding AG
	(Registered)	1,082	118
*	GAM Holding AG	7,230	114
	Pargesa Holding SA	1,345	107
	Lindt & Spruengli AG	31	84
	Schindler Holding AG (Bearer)	738	79
	Sika AG	39	77
	Nobel Biocare Holding AG	4,005	66
	Straumann Holding AG	263	55
	BKW FMB Energie AG	424	29
*	Transocean Ltd.	415	26
	EFG International AG	1,588	20
			30,750
Taiwan (1.5%)
	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. ADR	195,037	2,128
	Hon Hai Precision
	Industry Co. Ltd.	344,883	1,304
	HTC Corp.	29,468	668

35

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Nan Ya Plastics Corp.	287,330	638
	Formosa Plastics Corp.	218,840	627
	MediaTek Inc.	40,118	505
	Chunghwa Telecom
	Co. Ltd. ADR	20,141	471
	Formosa Chemicals &
	Fibre Corp.	149,130	426
	Cathay Financial
	Holding Co. Ltd.	269,220	412
*	AU Optronics Corp. ADR	36,740	368
	China Steel Corp.	355,301	360
*	Chimei Innolux Corp.	242,294	325
	Fubon Financial
	Holding Co. Ltd.	225,738	276
	Acer Inc.	93,583	273
	Delta Electronics Inc.	61,641	255
	Chinatrust Financial
	Holding Co. Ltd.	361,457	226
	Mega Financial
	Holding Co. Ltd.	309,000	214
	Uni-President
	Enterprises Corp.	160,174	208
	United Microelectronics
	Corp. ADR	67,335	208
	Far Eastern
	New Century Corp.	134,091	193
	Compal Electronics Inc.	150,323	192
	Formosa
	Petrochemical Corp.	70,140	191
	Asustek Computer Inc.	22,647	184
	Quanta Computer Inc.	99,450	183
	Yuanta Financial
	Holding Co. Ltd.	284,000	178
	Taiwan Mobile Co. Ltd.	72,000	160
	Wistron Corp.	77,494	159
	Advanced Semiconductor
	Engineering Inc. ADR	32,457	144
	Synnex Technology
	International Corp.	57,189	140
	Foxconn Technology
	Co. Ltd.	43,212	135
	China Development
	Financial Holding Corp.	449,100	133
	First Financial
	Holding Co. Ltd.	194,183	128
	Taiwan Cement Corp.	115,030	122
	Hua Nan Financial
	Holdings Co. Ltd.	181,486	120
	Siliconware Precision
	Industries Co. ADR	20,700	115
	Taiwan Cooperative Bank	157,190	112
	President Chain Store Corp.	26,952	107
	Pou Chen Corp.	112,524	107
	Lite-On Technology Corp.	74,671	99
	Chang Hwa
	Commercial Bank	148,000	98

			Market
			Value
		Shares	($000)
	Cheng Shin Rubber
	Industry Co. Ltd.	41,125	92
	Far EasTone
	Telecommunications
	Co. Ltd.	63,000	91
	SinoPac Financial
	Holdings Co. Ltd.	235,000	89
	Epistar Corp.	27,000	86
	Asia Cement Corp.	81,177	84
	Unimicron Technology Corp.	49,000	83
	Macronix International	134,721	83
*	Pegatron Corp.	60,954	83
	Taiwan Fertilizer Co. Ltd.	23,000	78
*	Shin Kong Financial
	Holding Co. Ltd.	209,319	77
*	Taishin Financial
	Holding Co. Ltd.	162,475	71
	Taiwan Glass
	Industrial Corp.	58,514	71
	Yulon Motor Co. Ltd.	36,000	71
*	China Airlines Ltd.	87,425	68
	Largan Precision Co. Ltd.	3,020	60
*	Walsin Lihwa Corp.	100,000	60
	United
	Microelectronics Corp.	119,180	57
*	Evergreen Marine Corp.
	Taiwan Ltd.	66,000	55
	Formosa Taffeta Co. Ltd.	60,000	55
	Inventec Co. Ltd.	101,850	54
*	Eva Airways Corp.	48,749	49
	E.Sun Financial
	Holding Co. Ltd.	94,172	48
	Giant Manufacturing Co. Ltd.	11,881	47
*	Powerchip Technology
	Corp.	182,900	45
*	Qisda Corp.	65,000	45
	Teco Electric and
	Machinery Co. Ltd.	72,000	45
*	Yang Ming Marine
	Transport Corp.	58,000	44
	Novatek Microelectronics
	Corp. Ltd.	15,025	44
	Advanced Semiconductor
	Engineering Inc.	48,522	42
	Yuen Foong Yu Paper
	Manufacturing Co. Ltd.	84,460	42
*	HannStar Display Corp.	206,749	41
	Coretronic Corp.	27,000	41
	Eternal Chemical Co. Ltd.	35,605	41
*	Taiwan Business Bank	122,720	41
*	Yageo Corp.	93,000	40
	Cheng Uei Precision
	Industry Co. Ltd.	19,151	39
	Realtek Semiconductor Corp.	16,210	38
	Advantech Co. Ltd.	14,015	38
*	Wan Hai Lines Ltd.	52,000	38

36

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Chicony Electronics Co. Ltd.	17,058	38
	Far Eastern
	International Bank	80,787	36
*	Ritek Corp.	126,039	35
	Catcher Technology Co. Ltd.	13,310	35
*	Inotera Memories Inc.	71,109	35
*	CMC Magnetics Corp.	129,000	34
	Nan Ya Printed
	Circuit Board Corp.	8,160	33
	U-Ming Marine
	Transport Corp.	16,000	33
	Taiwan Secom Co. Ltd.	18,000	32
	D-Link Corp.	31,980	32
*	Nanya Technology Corp.	53,591	32
	Polaris Securities Co. Ltd.	57,000	32
	KGI Securities Co. Ltd.	65,000	31
	Capital Securities Corp.	67,208	31
	Feng Hsin Iron & Steel Co.	17,000	28
*	Tatung Co. Ltd.	112,000	26
	Transcend Information Inc.	10,148	25
	Siliconware Precision
	Industries Co.	21,030	23
*	Chunghwa Picture Tubes	140,688	21
	China Motor Corp.	19,000	15
*	Winbond Electronics Corp.	53,000	14
	LITE-ON IT Corp.	12,120	13
	Cathay Real Estate
	Development Co. Ltd.	23,000	13
	Oriental Union
	Chemical Corp.	12,000	13
	Faraday Technology Corp.	6,029	12
	Waterland Financial Holdings	34,080	11
	Vanguard International
	Semiconductor Corp.	22,000	10
	President Securities Corp.	15,600	9
	Ton Yi Industrial Corp.	17,000	9
	Compal Communications Inc.	9,000	8
*	Tatung Co. Ltd. GDR	1,475	7
*	Asia Optical Co. Inc.	4,040	7
	Inventec Appliances Corp.	8,400	7
	Mitac International Corp.	14,000	6
	Micro-Star
	International Co. Ltd.	10,499	6
			15,920
Thailand (0.2%)
	PTT PCL (Foreign)	30,300	307
	PTT Exploration &
	Production PCL (Foreign)	42,000	240
	Siam Commercial
	Bank PCL (Foreign)	49,400	169
	Bank of Ayudhya
	PCL(Local)	208,000	168
	Kasikornbank PCL
	(Foreign)	37,100	156
	Advanced Info Service PCL
	(Foreign)	42,800	129

			Market
			Value
		Shares	($000)
	CP ALL PCL (Foreign)	66,500	99
	Charoen Pokphand Foods
	PCL (Foreign)	124,300	97
	Banpu PCL	3,400	89
	Bangkok Bank PCL (Foreign)	17,098	88
	Electricity Generating PCL
	(Foreign)	21,100	69
	Siam Cement PCL (Foreign)	6,100	67
	PTT Aromatics & Refining
	PCL (Foreign)	65,200	65
	PTT Chemical PCL (Foreign)	13,200	62
	BEC World PCL (Foreign)	43,200	48
	IRPC PCL (Foreign)	329,400	47
	Thai Oil PCL (Foreign)	25,800	46
	Thai Airways International
	PCL (Foreign)	28,374	44
*	TMB Bank PCL	490,800	37
*	PTT Exploration and
	Production PCL (Local)	5,600	32
*	Krung Thai Bank PCL	55,200	31
	Siam City Cement PCL
	(Foreign)	3,800	29
*	Siam Commercial
	Bank PCL (Local)	8,200	28
	Krung Thai Bank PCL
	(Foreign)	45,700	26
*	TMB Bank PCL	294,100	22
	Total Access Communication
	PCL (Foreign)	13,700	19
	Thai Union Frozen
	Products PCL (Foreign)	9,450	18
*	Siam City Cement
	PCL (Local)	2,100	16
	Delta Electronics
	Thai PCL (Foreign)	14,200	15
	Airports of Thailand
	PCL (Foreign)	9,600	13
	Siam Makro PCL (Foreign)	2,600	12
	Central Pattana PCL	12,200	11
	Land and Houses
	PCL (Foreign)	45,300	11
	Thoresen Thai Agencies PCL	11,330	9
	Ratchaburi Electricity
	Generating Holding PCL	4,100	5
			2,324
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	46,827	283
	Akbank TAS	43,053	267
	Turkiye Is Bankasi	47,050	208
	KOC Holding AS	36,743	173
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	9,782	154
	Turkiye Halk Bankasi AS	14,760	146
*	Eregli Demir ve Celik
	Fabrikalari TAS	31,208	115
*	Turk Hava Yollari	25,621	105

37

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Yapi ve Kredi Bankasi AS	27,267	103
	Turk Telekomunikasyon AS	21,571	101
	Tupras Turkiye Petrol
	Rafinerileri AS	3,468	92
	Turkiye Vakiflar Bankasi Tao	27,047	86
	BIM Birlesik Magazalar AS	2,409	83
	Asya Katilim Bankasi AS	30,743	78
	Haci Omer Sabanci
	Holding AS (Bearer)	14,385	78
	Enka Insaat ve Sanayi AS	15,912	72
	Turkcell Iletisim Hizmet AS	9,761	70
	Coca-Cola Icecek AS	3,689	46
	Arcelik AS	6,925	38
*	Dogan Sirketler
	Grubu Holdings	50,082	36
	Ford Otomotiv Sanayi AS	1,724	15
			2,349
United Kingdom (8.4%)
	HSBC Holdings plc	647,032	6,734
	Vodafone Group plc	1,928,483	5,272
	BP plc	690,769	4,695
	Royal Dutch Shell plc
	Class A	130,426	4,233
	GlaxoSmithKline plc	192,611	3,761
	Rio Tinto plc	56,235	3,653
	Royal Dutch Shell plc
	Class B	100,110	3,204
	BHP Billiton plc	81,480	2,886
	British American
	Tobacco plc	73,610	2,804
	AstraZeneca plc	53,187	2,675
	Standard Chartered plc	85,815	2,482
	BG Group plc	123,240	2,399
	Anglo American plc	48,706	2,269
	Tesco plc	290,559	1,989
	Barclays plc	440,616	1,936
	Diageo plc	92,218	1,701
*	Lloyds Banking Group plc	1,478,264	1,625
	Xstrata plc	78,925	1,529
	Reckitt Benckiser
	Group plc	26,482	1,480
	SABMiller plc	43,063	1,397
	Unilever plc	47,109	1,358
	National Grid plc	128,412	1,214
	Imperial Tobacco Group plc	37,298	1,195
	Centrica plc	190,093	1,012
	Prudential plc	93,987	951
	Rolls-Royce Group plc	68,333	709
	BT Group plc	281,265	694
	BAE Systems plc	125,531	693
	Aviva plc	102,302	652
	Scottish & Southern
	Energy plc	34,477	637
	Tullow Oil plc	33,152	630
	Compass Group plc	68,380	560
	WPP plc	45,947	534

			Market
			Value
		Shares	($000)
	British Sky Broadcasting
	Group plc	46,830	530
	WM Morrison
	Supermarkets plc	98,421	463
	Shire plc	19,607	460
*	Royal Bank of
	Scotland Group plc	637,887	456
	Marks & Spencer
	Group plc	66,119	453
	Pearson plc	29,473	451
	J Sainsbury plc	67,663	422
	Old Mutual plc	202,384	422
	Experian plc	35,725	415
	Reed Elsevier plc	46,846	402
	International Power plc	58,858	393
*	Cairn Energy plc	60,896	376
	Legal & General Group plc	216,740	348
	Kingfisher plc	88,835	338
	Carnival plc	7,614	329
	Randgold Resources Ltd.	3,338	313
	Smith & Nephew plc	34,246	301
	Standard Life plc	80,658	293
	Antofagasta plc	13,745	291
	Land Securities Group plc	26,617	289
	ARM Holdings plc	46,937	274
*	Wolseley plc	10,161	270
	Capita Group plc	21,688	266
	RSA Insurance Group plc	123,367	259
	Burberry Group plc	15,768	258
	British Land Co. plc	31,538	258
	Smiths Group plc	13,423	256
	Man Group plc	60,861	254
	Aggreko plc	9,810	248
	Next plc	6,365	233
	Associated British Foods plc	13,802	232
	United Utilities Group plc	23,528	230
	Johnson Matthey plc	7,482	229
*	Lonmin plc	8,043	225
	Petrofac Ltd.	9,502	223
	Intercontinental
	Hotels Group plc	11,456	221
	Amdocs Ltd.	7,048	216
	Resolution Ltd.	51,268	215
	G4S plc	49,082	206
	AMEC plc	11,555	201
	Sage Group plc	46,076	199
	Severn Trent plc	8,845	198
*	Autonomy Corp. plc	8,243	193
	Eurasian Natural
	Resources Corp. plc	13,465	188
	Kazakhmys plc	8,849	186
	Hammerson plc	26,998	181
	Admiral Group plc	6,915	180
	Inmarsat plc	17,184	179
	3i Group plc	37,023	178

38

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Fresnillo plc	8,619	173
	Serco Group plc	17,522	172
	Whitbread plc	6,159	167
	Cobham plc	43,838	163
	Vedanta Resources plc	4,887	163
	ICAP plc	22,187	162
	Rexam plc	30,509	155
*	ITV plc	136,936	150
	Schroders plc	5,753	145
	Capital Shopping Centres
	Group plc	21,674	133
	Bunzl plc	11,135	132
	Tate & Lyle plc	15,978	129
	Home Retail Group plc	34,961	123
	Segro plc	25,739	122
	Invensys plc	25,988	120
	Logica plc	54,761	114
*,^	British Airways plc	23,393	101
*	Rentokil Initial plc	63,452	101
	Cable & Wireless
	Worldwide plc	89,570	101
	United Business Media Ltd.	9,254	98
	Daily Mail & General
	Trust plc	11,139	96
	Aegis Group plc	46,353	93
	Hays plc	48,697	86
	Drax Group plc	13,862	85
	Thomas Cook Group plc	29,127	84
	Cable & Wireless
	Communications plc	89,570	77
	Ladbrokes plc	35,029	74
	TUI Travel plc	19,152	65
	William Hill plc	24,548	63
	Provident Financial plc	4,680	59
	Schroders plc	2,087	42
	African Barrick Gold Ltd.	4,409	39
*	TalkTalk Telecom Group plc	16,002	34
			87,385
United States (40.3%)
	Consumer Discretionary (4.4%)
	McDonald’s Corp.	39,585	3,078
	Walt Disney Co.	71,305	2,575
*	Amazon.com Inc.	12,352	2,040
	Home Depot Inc.	61,886	1,911
*	Ford Motor Co.	122,284	1,728
	Comcast Corp. Class A	75,721	1,558
	Target Corp.	27,068	1,406
*	DIRECTV Class A	32,062	1,393
	Time Warner Inc.	42,345	1,377
	Lowe’s Cos. Inc.	51,913	1,107
	News Corp. Class A	66,954	968
	Yum! Brands Inc.	17,365	861
	NIKE Inc. Class B	10,566	860
	Johnson Controls Inc.	24,439	858
	Viacom Inc. Class B	20,921	807
	Starbucks Corp.	27,900	795

			Market
			Value
		Shares	($000)
	Time Warner Cable Inc.	12,519	724
	Carnival Corp.	16,777	724
	Best Buy Co. Inc.	16,000	688
	TJX Cos. Inc.	14,924	685
*	priceline.com Inc.	1,745	658
*	Kohl’s Corp.	11,672	598
	Coach Inc.	11,373	569
	Staples Inc.	26,653	546
	Comcast Corp. Class A
	Special Shares	27,848	538
*	Las Vegas Sands Corp.	11,508	528
	Omnicom Group Inc.	10,943	481
	Marriott International Inc.
	Class A	12,671	469
	CBS Corp. Class B	25,500	432
	McGraw-Hill Cos. Inc.	11,137	419
*	Bed Bath & Beyond Inc.	9,184	403
	Stanley Black & Decker Inc.	6,242	387
	Starwood Hotels & Resorts
	Worldwide Inc.	6,955	377
	Wynn Resorts Ltd.	3,511	376
	VF Corp.	4,517	376
	Macy’s Inc.	15,800	373
	News Corp. Class B	23,034	370
	Gap Inc.	18,227	346
*	AutoZone Inc.	1,421	338
*	Liberty Media Corp.–
	Interactive	22,422	331
	Limited Brands Inc.	11,151	328
	Fortune Brands Inc.	5,829	315
	Mattel Inc.	13,361	312
	Nordstrom Inc.	7,887	304
	Virgin Media Inc.	11,481	292
	JC Penney Co. Inc.	9,058	282
	Genuine Parts Co.	5,519	264
	Expedia Inc.	9,061	262
	Ross Stores Inc.	4,331	255
	Activision Blizzard Inc.	22,009	252
	Hasbro Inc.	5,394	249
	Harley-Davidson Inc.	8,115	249
*	Dollar Tree Inc.	4,662	239
	Autoliv Inc.	3,290	235
	Cablevision Systems Corp.
	Class A	8,584	230
	Tiffany & Co.	4,322	229
	Family Dollar Stores Inc.	4,865	225
	Darden Restaurants Inc.	4,827	221
	Whirlpool Corp.	2,864	217
*	Apollo Group Inc. Class A	5,783	217
*	Royal Caribbean Cruises Ltd.	5,428	215
*	Discovery Communications
	Inc. Class A	4,697	209
*,^	Garmin Ltd.	6,229	205
*	Sirius XM Radio Inc.	132,152	198
	PetSmart Inc.	5,199	195

39

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Discovery
	Communications Inc.	4,772	185
	Wyndham Worldwide Corp.	6,076	175
*	Liberty Global Inc. Class A	4,573	173
*	Interpublic Group of Cos. Inc. 16,496		171
*	Sears Holdings Corp.	2,363	170
	Scripps Networks
	Interactive Inc. Class A	3,322	169
	Newell Rubbermaid Inc.	9,397	166
	International Game
	Technology	10,278	160
*	Liberty Global Inc.	4,345	157
*	GameStop Corp. Class A	7,900	155
	Foot Locker Inc.	9,200	147
	DISH Network Corp. Class A	7,080	141
	Leggett & Platt Inc.	6,736	137
	H&R Block Inc.	11,567	136
	DR Horton Inc.	12,800	134
*	Mohawk Industries Inc.	2,321	133
*	Urban Outfitters Inc.	4,289	132
	Abercrombie & Fitch Co.	2,981	128
*	NVR Inc.	200	125
*	MGM Resorts International	11,451	125
*	Liberty Media Corp.–Starz	1,768	116
	American Eagle Outfitters Inc. 7,179		115
*	Pulte Group Inc.	13,011	102
*	AutoNation Inc.	4,219	98
	Gentex Corp.	4,891	98
	Gannett Co. Inc.	8,017	95
*	Lamar Advertising Co.
	Class A	2,704	92
	RadioShack Corp.	4,386	88
*	Harman International
	Industries Inc.	2,537	85
*	Toll Brothers Inc.	4,386	79
	Lennar Corp. Class A	5,263	76
	Wendy’s/Arby’s Group Inc.
	Class A	15,848	73
	Weight Watchers
	International Inc.	1,362	46
*	Madison Square Garden Inc.
	Class A	2,137	44
	Washington Post Co. Class B 96		39

	Consumer Staples (4.5%)
	Procter & Gamble Co.	104,499	6,643
	Wal-Mart Stores Inc.	102,193	5,536
	Coca-Cola Co.	84,945	5,209
	Philip Morris
	International Inc.	67,995	3,978
	PepsiCo Inc.	58,567	3,824
	Kraft Foods Inc.	63,260	2,041
	Altria Group Inc.	76,573	1,946
	CVS Caremark Corp.	49,789	1,500
	Colgate-Palmolive Co.	18,147	1,399

			Market
			Value
		Shares	($000)
	Walgreen Co.	36,285	1,229
	Costco Wholesale Corp.	16,000	1,004
	Kimberly-Clark Corp.	15,338	972
	General Mills Inc.	23,502	882
	Archer-Daniels-Midland Co.	23,881	796
	Sysco Corp.	21,273	627
	HJ Heinz Co.	11,051	543
	Kroger Co.	24,200	532
	Reynolds American Inc.	8,002	519
	Kellogg Co.	9,963	501
	Avon Products Inc.	15,716	479
	Lorillard Inc.	5,561	475
	Sara Lee Corp.	25,080	359
	ConAgra Foods Inc.	15,503	349
	Safeway Inc.	14,733	337
	Campbell Soup Co.	9,039	328
	Bunge Ltd.	5,392	324
	Clorox Co.	4,840	322
*	Coca-Cola Enterprises Inc.	13,401	322
	Estee Lauder Cos. Inc.
	Class A	4,518	322
	Dr Pepper Snapple Group Inc. 8,731		319
	Molson Coors Brewing Co.
	Class B	6,219	294
	Hershey Co.	5,807	287
	JM Smucker Co.	4,445	286
*	Whole Foods Market Inc.	5,897	234
	Brown-Forman Corp. Class B	3,221	196
*	Energizer Holdings Inc.	2,574	192
	McCormick & Co. Inc.	4,120	182
	Tyson Foods Inc. Class A	10,722	167
	Hormel Foods Corp.	3,524	162
*	Constellation Brands Inc.
	Class A	6,694	132
	Alberto-Culver Co. Class B	3,450	129
*	Smithfield Foods Inc.	5,818	97
	SUPERVALU Inc.	7,839	85
*	Dean Foods Co.	7,989	83

	Energy (4.4%)
	Exxon Mobil Corp.	187,612	12,471
	Chevron Corp.	73,509	6,073
	Schlumberger Ltd.	49,736	3,476
	ConocoPhillips	54,609	3,244
	Occidental Petroleum Corp.	29,706	2,336
	Apache Corp.	13,411	1,355
	Anadarko Petroleum Corp.	18,081	1,113
	Halliburton Co.	33,361	1,063
	Devon Energy Corp.	16,137	1,049
	Marathon Oil Corp.	25,534	908
	EOG Resources Inc.	9,312	891
	National Oilwell Varco Inc.	15,538	835
	Hess Corp.	11,927	752
	Baker Hughes Inc.	16,094	746
*	Transocean Ltd.	11,427	724
	Spectra Energy Corp.	22,560	536

40

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Peabody Energy Corp.	9,764	516
	Noble Energy Inc.	6,314	514
	Chesapeake Energy Corp.	23,326	506
	Williams Cos. Inc.	21,500	463
	Murphy Oil Corp.	7,008	457
*	Weatherford
	International Ltd.	25,852	435
*	Southwestern Energy Co.	12,040	408
*	Cameron International Corp.	9,019	395
	Valero Energy Corp.	20,174	362
	Consol Energy Inc.	8,878	326
*	FMC Technologies Inc.	4,521	326
	El Paso Corp.	24,175	321
	Noble Corp.	9,116	315
	Pioneer Natural
	Resources Co.	3,973	277
*	Newfield Exploration Co.	4,578	273
*	Ultra Petroleum Corp.	6,300	259
	Sunoco Inc.	5,500	206
*	Nabors Industries Ltd.	9,851	206
	Range Resources Corp.	5,445	204
	QEP Resources Inc.	5,999	198
	EQT Corp.	5,134	192
*	Pride International Inc.	5,991	182
*	Petrohawk Energy Corp.	10,549	179
	Diamond Offshore
	Drilling Inc.	2,395	158
*	McDermott International Inc.	9,743	150
*	Plains Exploration &
	Production Co.	4,890	136
*	Rowan Cos. Inc.	3,989	131
	Patterson-UTI Energy Inc.	5,501	107
*	Continental Resources Inc.	1,805	86

	Financials (6.4%)
	JPMorgan Chase & Co.	145,713	5,483
	Wells Fargo & Co.	191,748	5,001
	Bank of America Corp.	364,670	4,172
*	Citigroup Inc.	935,064	3,899
*	Berkshire Hathaway Inc.
	Class A	28	3,340
	Goldman Sachs Group Inc.	18,861	3,036
*	Berkshire Hathaway Inc.
	Class B	36,887	2,935
	American Express Co.	44,153	1,831
	US Bancorp	70,292	1,700
	MetLife Inc.	33,067	1,334
	Morgan Stanley	51,250	1,275
	Bank of New York
	Mellon Corp.	45,359	1,137
	Simon Property Group Inc.	10,751	1,032
	PNC Financial Services
	Group Inc.	19,006	1,024
	Travelers Cos. Inc.	17,443	963
	Aflac Inc.	16,910	945
	Prudential Financial Inc.	17,015	895

			Market
			Value
		Shares	($000)
	State Street Corp.	18,653	779
	ACE Ltd.	12,081	718
	CME Group Inc.	2,424	702
	Franklin Resources Inc.	6,121	702
	Chubb Corp.	11,825	686
	Charles Schwab Corp.	44,471	685
	Allstate Corp.	20,370	621
	Capital One Financial Corp.	16,570	618
	Loews Corp.	15,562	614
	BB&T Corp.	25,092	587
	Vornado Realty Trust	6,546	572
	T Rowe Price Group Inc.	9,373	518
	Ameriprise Financial Inc.	9,633	498
	Progressive Corp.	23,510	497
	Equity Residential	10,131	493
	Marsh & McLennan Cos. Inc.	19,170	479
	AON Corp.	11,855	471
	SunTrust Banks Inc.	17,892	448
	Public Storage	4,476	444
	Northern Trust Corp.	8,912	442
	Boston Properties Inc.	5,081	438
	HCP Inc.	11,180	403
	Annaly Capital
	Management Inc.	22,588	400
	Hartford Financial
	Services Group Inc.	16,648	399
	Invesco Ltd.	17,336	399
	Host Hotels & Resorts Inc.	23,135	368
	Discover Financial Services	20,651	364
	Fifth Third Bancorp	27,532	346
	AvalonBay Communities Inc.	3,045	324
*	IntercontinentalExchange Inc.	2,749	316
	XL Group plc Class A	14,750	312
	Weyerhaeuser Co.	19,114	310
	M&T Bank Corp.	4,083	305
	BlackRock Inc.	1,770	303
	Principal Financial Group Inc.	11,157	299
	Regions Financial Corp.	46,542	293
	Ventas Inc.	5,418	290
	Lincoln National Corp.	11,456	280
	NYSE Euronext	9,151	280
	New York Community
	Bancorp Inc.	15,270	259
	Unum Group	11,463	257
	Moody’s Corp.	9,496	257
	KeyCorp	30,410	249
	Kimco Realty Corp.	13,908	240
	PartnerRe Ltd.	2,893	229
	ProLogis	16,382	224
	Comerica Inc.	6,183	221
*	SLM Corp.	18,440	219
	Legg Mason Inc.	6,820	212
	Hudson City Bancorp Inc.	18,016	210
*	American International
	Group Inc.	4,970	209
	Plum Creek Timber Co. Inc.	5,636	208

41

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Macerich Co.	4,409	197
*	Genworth Financial Inc.
	Class A	17,125	194
	Willis Group Holdings plc	5,856	186
	Everest Re Group Ltd.	2,105	177
*	TD Ameritrade Holding Corp.	10,218	175
	People’s United Financial Inc. 13,907		171
	Hospitality Properties Trust	7,466	170
	Cincinnati Financial Corp.	5,648	166
*	Leucadia National Corp.	6,435	164
	Assurant Inc.	4,133	163
	Torchmark Corp.	2,808	161
	AMB Property Corp.	5,705	161
	Axis Capital Holdings Ltd.	4,520	154
	Liberty Property Trust	4,481	150
	WR Berkley Corp.	5,235	144
	Huntington Bancshares Inc.	24,473	139
	Duke Realty Corp.	10,700	133
	RenaissanceRe Holdings Ltd.	2,185	132
	Zions Bancorporation	6,263	129
	Brown & Brown Inc.	5,697	127
	Commerce Bancshares Inc.	3,349	123
	Transatlantic Holdings Inc.	2,333	123
	Old Republic
	International Corp.	9,221	122
	Regency Centers Corp.	2,794	118
*	Markel Corp.	346	116
	Weingarten Realty Investors	4,687	113
	Marshall & Ilsley Corp.	18,400	109
	SEI Investments Co.	4,897	108
	Arthur J Gallagher & Co.	3,633	102
	White Mountains
	Insurance Group Ltd.	306	98
*	Popular Inc.	35,199	96
	City National Corp.	1,749	90
	Federated Investors Inc.
	Class B	3,606	90
*	First Horizon National Corp.	8,274	83
	Protective Life Corp.	3,468	83
	Valley National Bancorp	5,921	79
	Erie Indemnity Co. Class A	1,304	75
*	Forest City Enterprises Inc.
	Class A	5,105	74
	Mercury General Corp.	1,681	71
*	St. Joe Co.	3,250	66
	Janus Capital Group Inc.	6,180	65
	First American Financial Corp. 3,445		48
*	CNA Financial Corp.	1,216	34
	Wesco Financial Corp.	20	7

	Health Care (4.6%)
	Johnson & Johnson	102,126	6,502
	Pfizer Inc.	295,725	5,146
	Merck & Co. Inc.	113,340	4,112
	Abbott Laboratories	56,543	2,902
*	Amgen Inc.	35,228	2,015

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	62,917	1,692
	UnitedHealth Group Inc.	41,727	1,504
	Eli Lilly & Co.	41,697	1,468
	Medtronic Inc.	40,778	1,436
*	Gilead Sciences Inc.	30,853	1,224
	Baxter International Inc.	21,726	1,106
*	Celgene Corp.	17,069	1,059
*	Express Scripts Inc.	21,100	1,024
*	Medco Health Solutions Inc.	16,686	877
	Allergan Inc.	11,260	815
*	WellPoint Inc.	14,725	800
*	Thermo Fisher Scientific Inc.	14,900	766
	Covidien plc	18,446	735
*	Genzyme Corp.	9,620	694
	McKesson Corp.	9,682	639
	Becton Dickinson and Co.	8,298	627
*	Biogen Idec Inc.	9,740	611
	Stryker Corp.	10,731	531
	Alcon Inc.	3,137	526
	Cardinal Health Inc.	13,800	479
	Aetna Inc.	16,000	478
*	St. Jude Medical Inc.	12,346	473
*	Forest Laboratories Inc.	12,422	411
*	Humana Inc.	6,669	389
*	Intuitive Surgical Inc.	1,477	388
	CIGNA Corp.	10,717	377
*	Boston Scientific Corp.	56,108	358
*	Zimmer Holdings Inc.	7,528	357
*	Hospira Inc.	5,817	346
	AmerisourceBergen Corp.
	Class A	9,973	327
*	Life Technologies Corp.	6,341	318
	Quest Diagnostics Inc.	6,274	308
*	Laboratory Corp. of
	America Holdings	3,702	301
*	Vertex Pharmaceuticals Inc.	7,497	287
	CR Bard Inc.	3,342	278
*	Varian Medical Systems Inc.	4,306	272
*	Cerner Corp.	3,080	271
*	DaVita Inc.	3,538	254
*	Waters Corp.	3,278	243
*	Mylan Inc.	10,468	213
*	CareFusion Corp.	8,242	199
*	Henry Schein Inc.	3,121	175
*	Cephalon Inc.	2,602	173
*	Watson Pharmaceuticals Inc.	3,674	171
	DENTSPLY International Inc.	5,263	165
	Universal Health
	Services Inc. Class B	3,070	127
	Beckman Coulter Inc.	2,375	126
*	King Pharmaceuticals Inc.	8,754	124
*	Coventry Health Care Inc.	5,194	122
	Patterson Cos. Inc.	4,305	119
	Lincare Holdings Inc.	4,057	106
*	Community Health
	Systems Inc.	3,165	95

42

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Kinetic Concepts Inc.	2,421	92
	Omnicare Inc.	3,681	89

	Industrials (4.2%)
	General Electric Co.	392,407	6,286
	United Technologies Corp.	34,495	2,579
	3M Co.	26,044	2,193
	Boeing Co.	26,820	1,895
	Caterpillar Inc.	23,037	1,811
	United Parcel Service Inc.
	Class B	26,658	1,795
	Union Pacific Corp.	18,484	1,621
	Emerson Electric Co.	27,704	1,521
	Honeywell International Inc.	28,210	1,329
	Deere & Co.	15,591	1,197
	Danaher Corp.	23,524	1,020
	FedEx Corp.	11,583	1,016
	General Dynamics Corp.	14,037	956
	Lockheed Martin Corp.	13,364	953
	CSX Corp.	14,500	891
	Norfolk Southern Corp.	14,175	872
	Illinois Tool Works Inc.	18,148	829
	Precision Castparts Corp.	5,360	732
	Tyco International Ltd.	18,944	725
	PACCAR Inc.	13,900	713
	Northrop Grumman Corp.	11,172	706
	Cummins Inc.	7,670	676
	Raytheon Co.	13,827	637
	Waste Management Inc.	17,737	634
	Eaton Corp.	6,025	535
	Ingersoll-Rand plc	12,120	476
	CH Robinson Worldwide Inc.	6,660	469
	Parker Hannifin Corp.	5,651	433
	Republic Services Inc.
	Class A	13,894	414
*	Delta Air Lines Inc.	29,141	405
	Goodrich Corp.	4,633	380
	Expeditors International of
	Washington Inc.	7,384	364
	Southwest Airlines Co.	26,261	361
	Dover Corp.	6,438	342
	Rockwell Collins Inc.	5,473	331
	WW Grainger Inc.	2,573	319
	Rockwell Automation Inc.	4,898	306
	Cooper Industries plc	5,772	303
	Fluor Corp.	6,196	299
	L-3 Communications
	Holdings Inc.	4,128	298
	ITT Corp.	6,293	297
	Fastenal Co.	5,194	267
	Textron Inc.	12,100	252
*	Jacobs Engineering
	Group Inc.	5,148	199
	RR Donnelley & Sons Co.	10,300	190
	Pall Corp.	4,116	176

			Market
			Value
		Shares	($000)
	Robert Half International Inc.	6,137	166
	Pitney Bowes Inc.	7,276	160
	Iron Mountain Inc.	7,128	155
	Manpower Inc.	2,733	150
	Cintas Corp.	5,320	146
	Equifax Inc.	4,286	142
	Avery Dennison Corp.	3,873	141
	Masco Corp.	12,676	135
	Dun & Bradstreet Corp.	1,747	130
	JB Hunt Transport
	Services Inc.	3,270	118
	SPX Corp.	1,691	113
	Pentair Inc.	3,347	110
*	Babcock & Wilcox Co.	4,750	108
*	Foster Wheeler AG	4,331	101
*	Alliant Techsystems Inc.	1,264	96
*	Terex Corp.	3,825	86
	Ryder System Inc.	1,892	83

	Information Technology (7.9%)
*	Apple Inc.	33,454	10,065
	Microsoft Corp.	317,771	8,465
	International Business
	Machines Corp.	46,518	6,680
*	Google Inc. Class A	8,796	5,392
	Oracle Corp.	183,312	5,389
*	Cisco Systems Inc.	210,325	4,802
	Intel Corp.	203,377	4,082
	Hewlett-Packard Co.	85,471	3,595
	QUALCOMM Inc.	59,296	2,676
*	EMC Corp.	74,910	1,574
*	eBay Inc.	48,002	1,431
	Visa Inc. Class A	17,877	1,397
	Texas Instruments Inc.	45,318	1,340
	Corning Inc.	57,177	1,045
*	Dell Inc.	72,061	1,036
	Accenture PLC Class A	23,165	1,036
	Mastercard Inc. Class A	4,258	1,022
	Automatic Data
	Processing Inc.	18,815	836
*	Yahoo! Inc.	50,404	832
*	Cognizant Technology
	Solutions Corp. Class A	11,300	737
*	NetApp Inc.	13,701	730
*	Motorola Inc.	86,448	705
	Broadcom Corp. Class A	16,567	675
*	Juniper Networks Inc.	20,277	657
	Applied Materials Inc.	48,859	604
	Xerox Corp.	48,844	571
*	Adobe Systems Inc.	19,533	550
*	Intuit Inc.	11,108	533
	Tyco Electronics Ltd.	16,801	532
*	Citrix Systems Inc.	7,516	482
*	Symantec Corp.	28,060	454

43

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Marvell Technology
	Group Ltd.	23,163	447
	Western Union Co.	24,456	430
*	Agilent Technologies Inc.	12,233	426
*	Salesforce.com Inc.	3,423	397
	Paychex Inc.	13,900	385
	Analog Devices Inc.	10,888	367
*	SanDisk Corp.	9,368	352
*	Akamai Technologies Inc.	6,709	347
	Altera Corp.	11,085	346
	Amphenol Corp. Class A	6,450	323
	CA Inc.	13,918	323
*	Autodesk Inc.	8,733	316
*	First Solar Inc.	2,221	306
*	Micron Technology Inc.	36,598	303
*	Fiserv Inc.	5,386	294
*	BMC Software Inc.	6,392	291
	Fidelity National
	Information Services Inc.	10,407	282
*	VeriSign Inc.	7,900	274
*	Seagate Technology plc	18,279	268
*	McAfee Inc.	5,535	262
	Computer Sciences Corp.	5,268	258
	Xilinx Inc.	9,570	257
*	Western Digital Corp.	7,876	252
*	NVIDIA Corp.	20,800	250
	Linear Technology Corp.	7,649	246
*	Teradata Corp.	5,988	236
	KLA-Tencor Corp.	5,950	213
*	Flextronics International Ltd.	29,513	211
	Harris Corp.	4,614	208
*	Electronic Arts Inc.	12,900	204
	Microchip Technology Inc.	6,340	204
*	Lam Research Corp.	4,401	201
*	Advanced Micro
	Devices Inc.	23,248	170
*	Avnet Inc.	5,319	158
*	Synopsys Inc.	5,132	131
*	Arrow Electronics Inc.	4,195	124
*	LSI Corp.	22,852	120
	Jabil Circuit Inc.	7,542	116
*	Alliance Data Systems Corp.	1,871	114
*	AOL Inc.	4,198	112
	National Semiconductor Corp.	8,106	111
	Broadridge Financial
	Solutions Inc.	4,824	106
	Total System Services Inc.	6,751	105
*	Novellus Systems Inc.	3,445	101
*	MEMC Electronic
	Materials Inc.	7,584	97
	Lender Processing
	Services Inc.	3,294	95
*	WebMD Health Corp.	1,755	92
*	IAC/InterActiveCorp	3,000	84
*	Compuware Corp.	7,975	80

			Market
			Value
		Shares	($000)
*	NCR Corp.	5,678	78
	Diebold Inc.	2,371	73
	DST Systems Inc.	1,655	72
*	CoreLogic Inc.	3,445	61
	Molex Inc.	2,513	51
	Molex Inc. Class A	2,658	45

	Materials (1.3%)
	Freeport-McMoRan
	Copper & Gold Inc.	17,181	1,627
	EI du Pont de
	Nemours & Co.	33,083	1,564
	Dow Chemical Co.	42,818	1,320
	Monsanto Co.	19,767	1,174
	Newmont Mining Corp.	17,375	1,058
	Praxair Inc.	11,342	1,036
	Air Products &
	Chemicals Inc.	8,000	680
	Mosaic Co.	6,848	501
	Alcoa Inc.	36,578	480
	PPG Industries Inc.	6,070	466
	Nucor Corp.	11,346	434
	International Paper Co.	15,990	404
	Ecolab Inc.	8,184	404
	Sherwin-Williams Co.	3,924	286
	Sigma-Aldrich Corp.	4,226	268
	United States Steel Corp.	5,132	220
	Ball Corp.	3,297	212
	Allegheny Technologies Inc.	3,732	197
	Eastman Chemical Co.	2,462	193
*	Owens-Illinois Inc.	5,677	159
	Vulcan Materials Co.	4,285	156
	MeadWestvaco Corp.	6,014	155
*	Pactiv Corp.	4,477	148
	Bemis Co. Inc.	4,464	142
	International Flavors &
	Fragrances Inc.	2,789	140
	Ashland Inc.	2,649	137
	Sealed Air Corp.	5,416	125

	Telecommunication Services (1.2%)
	AT&T Inc.	217,971	6,212
	Verizon
	Communications Inc.	104,450	3,392
*	American Tower Corp.
	Class A	14,888	768
*	Crown Castle
	International Corp.	10,746	463
*	Sprint Nextel Corp.	107,996	445
	CenturyLink Inc.	10,534	436
	Qwest Communications
	International Inc.	60,449	399
	Frontier
	Communications Corp.	34,708	305
*	NII Holdings Inc.	6,600	276

44

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	MetroPCS
	Communications Inc.	14,400	150
*	Level 3
	Communications Inc.	65,200	63
	Telephone &
	Data Systems Inc.	1,719	60

	Utilities (1.4%)
	Southern Co.	30,156	1,142
	Exelon Corp.	24,093	983
	Dominion Resources Inc.	21,255	924
	Duke Energy Corp.	49,289	898
	NextEra Energy Inc.	14,703	809
	PG&E Corp.	14,091	674
	American Electric
	Power Co. Inc.	17,134	641
	Public Service
	Enterprise Group Inc.	18,278	591
	Entergy Corp.	6,854	511
	Consolidated Edison Inc.	9,840	489
	Progress Energy Inc.	10,454	470
	Sempra Energy	8,642	462
	PPL Corp.	17,031	458
	Xcel Energy Inc.	18,818	449
	Edison International	11,425	422
	FirstEnergy Corp.	10,689	388
*	AES Corp.	32,054	383
	DTE Energy Co.	6,193	290
	CenterPoint Energy Inc.	17,059	282
	Wisconsin Energy Corp.	4,050	241
	Ameren Corp.	8,182	237
	NSTAR	5,201	217
	Constellation Energy
	Group Inc.	6,933	210
	SCANA Corp.	4,911	201
*	NRG Energy Inc.	10,055	200
	NiSource Inc.	11,206	194
	Northeast Utilities	6,139	192
	Pinnacle West Capital Corp.	4,087	168
	Pepco Holdings Inc.	7,712	149
	TECO Energy Inc.	8,119	143

			Market
			Value
		Shares	($000)
	Alliant Energy Corp.	3,867	141
	Allegheny Energy Inc.	5,857	136
	MDU Resources Group Inc.	6,544	130
	Questar Corp.	5,999	102
*	RRI Energy Inc.	16,400	62
*	Mirant Corp.	5,592	59
			417,178
	Total Common Stocks
	(Cost $897,369)		1,033,142
Temporary Cash Investment (0.4%)
	Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity
	Fund, 0.237%
	(Cost $4,390)	4,389,860	4,390
	Total Investments (100.1%)
	(Cost $901,759)		1,037,532
Other Assets and Liabilities (-0.1%)
	Other Assets		2,873
	Liabilities[3]		(4,039)
			(1,166)
	Net Assets (100%)		1,036,366

45

Total World Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	893,933
Undistributed Net Investment Income	16,075
Accumulated Net Realized Losses	(9,463)
Unrealized Appreciation (Depreciation)
Investment Securities	135,773
Foreign Currencies	48
Net Assets	1,036,366

Investor Shares—Net Assets
Applicable to 13,526,427 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	254,966
Net Asset Value Per Share—
Investor Shares	$18.85

Institutional Shares—Net Assets
Applicable to 506,504 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	47,924
Net Asset Value Per Share—
Institutional Shares	$94.62

ETF Shares—Net Assets
Applicable to 15,843,001 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	733,476
Net Asset Value Per Share—
ETF Shares	$46.30

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,084,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $4,671,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,185,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	21,201
Interest[2]	7
Security Lending	347
Total Income	21,555
Expenses
The Vanguard Group—Note B
Investment Advisory Services	116
Management and Administrative—Investor Shares	715
Management and Administrative—Institutional Shares	47
Management and Administrative—ETF Shares	1,128
Marketing and Distribution—Investor Shares	46
Marketing and Distribution—Institutional Shares	7
Marketing and Distribution—ETF Shares	178
Custodian Fees	245
Auditing Fees	35
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	13
Trustees’ Fees and Expenses	1
Total Expenses	2,535
Net Investment Income	19,020
Realized Net Gain (Loss)
Investment Securities Sold	29,567
Foreign Currencies	(65)
Realized Net Gain (Loss)	29,502
Change in Unrealized Appreciation (Depreciation)
Investment Securities	66,518
Foreign Currencies	37
Change in Unrealized Appreciation (Depreciation)	66,555
Net Increase (Decrease) in Net Assets Resulting from Operations	115,077

1 Dividends are net of foreign withholding taxes of $1,276,000.
2 Interest income from an affiliated company of the fund was $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,020	9,305
Realized Net Gain (Loss)	29,502	(7,665)
Change in Unrealized Appreciation (Depreciation)	66,555	103,886
Net Increase (Decrease) in Net Assets Resulting from Operations	115,077	105,526
Distributions
Net Investment Income
Investor Shares	(2,072)	(353)
Institutional Shares	(292)	(105)
ETF Shares	(9,007)	(1,259)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(11,371)	(1,717)
Capital Share Transactions
Investor Shares	99,427	68,202
Institutional Shares	25,727	6,213
ETF Shares	160,401	306,446
Net Increase (Decrease) from Capital Share Transactions	285,555	380,861
Total Increase (Decrease)	389,261	484,670
Net Assets
Beginning of Period	647,105	162,435
End of Period[1]	1,036,366	647,105

1 Net Assets—End of Period includes undistributed net investment income of $16,075,000 and $8,384,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Total World Stock Index Fund

Financial Highlights

Investor Shares
			June 26,
	Year Ended		2008[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.359[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.076	2.698	(6.450)
Total from Investment Operations	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.245)	(.076)	—
Net Asset Value, End of Period	$18.85	$16.66	$13.71

Total Return[3]	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$255	$131	$41
Ratio of Total Expenses to Average Net Assets	0.45%	0.50%	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	2.03%	2.28%	2.32%[4]
Portfolio Turnover Rate[5]	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Total World Stock Index Fund

Financial Highlights

Institutional Shares
			Oct. 9,
	Year Ended		2008[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	1.893[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	10.538	13.457	1.696
Total from Investment Operations	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.351)	(.431)	—
Net Asset Value, End of Period	$94.62	$83.54	$68.63

Total Return[4]	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$17	$7
Ratio of Total Expenses to Average Net Assets	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate[6]	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Total World Stock Index Fund

Financial Highlights

ETF Shares
			June 24,
	Year Ended		2008[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	.964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	5.118	6.622	(16.490)
Total from Investment Operations	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.662)	(.203)	—
Net Asset Value, End of Period	$46.30	$40.88	$33.59

Total Return	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$733	$499	$114
Ratio of Total Expenses to Average Net Assets	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to Average Net Assets	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate[5]	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.02, and $.01.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

52

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $176,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	417,178	—	—
Common Stocks—International	86,436	529,524	4
Temporary Cash Investments	4,390	—	—
Total	508,004	529,524	4

53

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks—
International
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	5
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of October 31, 2010	4

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $65,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $508,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $107,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of the taxable income available for distribution as of October 31, 2010, by $606,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $1,114,000.

During the year ended October 31, 2010, the fund realized $30,574,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

54

Total World Stock Index Fund

For tax purposes, at October 31, 2010, the fund had $17,610,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $9,435,000 to offset future net capital gains of $572,000 through October 31, 2016, $7,777,000 through October 31, 2017, and $1,086,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $902,902,000. Net unrealized appreciation of investment securities for tax purposes was $134,630,000, consisting of unrealized gains of $163,541,000 on securities that had risen in value since their purchase and $28,911,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $432,279,000 of investment securities and sold $139,714,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	149,093	8,519	103,347	7,649
Issued in Lieu of Cash Distributions	1,883	108	328	26
Redeemed[2]	(51,549)	(2,964)	(35,473)	(2,808)
Net Increase (Decrease)—Investor Shares	99,427	5,663	68,202	4,867
Institutional Shares
Issued[1]	29,459	343	16,006	238
Issued in Lieu of Cash Distributions	292	3	105	2
Redeemed[2]	(4,024)	(44)	(9,898)	(140)
Net Increase (Decrease)—Institutional Shares	25,727	302	6,213	100
ETF Shares
Issued[1]	240,124	5,437	306,446	8,806
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(79,723)	(1,800)	—	—
Net Increase (Decrease)—ETF Shares	160,401	3,637	306,446	8,806

1 Includes purchase fees for fiscal 2010 and 2009 of $422,000 and $255,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2010 and 2009 of $41,000 and $45,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

55

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2010

Special 2010 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $10,092,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 36.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $15,545,000 and foreign taxes paid of $2,110,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2010. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2011.

56

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2010

		Since
	One	Inception
	Year	(6/26/2008)
Returns Before Taxes	14.44%	-1.77%
Returns After Taxes on Distributions	14.22	-1.88
Returns After Taxes on Distributions and Sale of Fund Shares	9.69	-1.50

Returns are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months.

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

 The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,044.90	$2.16
Institutional Shares	1,000.00	1,045.99	1.19
ETF Shares	1,000.00	1,046.09	1.19
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.09	$2.14
Institutional Shares	1,000.00	1,024.05	1.17
ETF Shares	1,000.00	1,024.05	1.17

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.42% for Investor Shares, 0.23% for Institutional Shares, and 0.23% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

59

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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with the offering of shares of any Vanguard	accept any liability in relation to its issue, operation,
fund only if preceded or accompanied by	and trading.
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122010

Vanguard FTSE International
Index Funds Annual Report

October 31, 2010

FTSE All-World ex-US Index Fund
FTSE All-World ex-US Small-Cap Index Fund

> For the fiscal year ended October 31, 2010, Vanguard FTSE All-World ex-US Index Fund returned about 14%, lagging the broad U.S. stock market’s 19% return. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about 24%.

> Both funds achieved the objective of tracking their target indexes, before fair-value pricing adjustments.

> As the global economic recovery continued, international small-company stocks held their lead over their large-capitalization counterparts. Emerging markets again outperformed developed markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	10
FTSE All-World ex-US Small-Cap Index Fund.	29
Your Fund’s After-Tax Returns.	50
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	13.94%
Institutional Shares	14.15
ETF Shares
Market Price	14.56
Net Asset Value	14.07
FTSE All-World ex US Index	13.05
International Funds Average	12.88
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	23.90%
Institutional Shares	24.21
ETF Shares
Market Price	25.13
Net Asset Value	24.17
FTSE Global Small Cap ex US Index	23.10
International Small-Cap Funds Average	21.54
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Despite intermittent setbacks earlier in the period, strong returns in September and October generally helped stock markets outside the United States post double-digit gains for the fiscal year ended October 31, 2010.

Vanguard FTSE All-World ex-US Index Fund—which provides broad exposure to non-U.S. large- and medium-sized companies—returned about 14%, ahead of the average return of international peer funds but behind the broad U.S. stock market’s return of about 19%. Its small-company complement, Vanguard FTSE All-World ex-US Small-Cap Index Fund, returned about 24%, more than 2 percentage points ahead of the average return of its international small-cap peers. We expect the fund to distribute a small capital gain at the end of 2010.

Both funds accomplished their objective of capturing the returns of their respective target indexes. However, because of temporary price differences arising from fair-value pricing policies required by the Securities and Exchange Commission (please see the text box on page 6), the funds’ reported returns diverged from their benchmarks’ results.

2

Please note that in October we announced plans to offer Institutional Plus Shares of Vanguard FTSE All-World ex-US Index Fund; these shares, which require a minimum initial investment of $100 million, are expected to be available in December.

Also, each fund’s Statement of Net Assets has been abbreviated to include its 50 largest holdings and any other holdings of issuers that represent 1% or more of fund assets. The shorter list helps us reduce printing and postage costs. A complete list of your fund’s securities is available on our website at vanguard.com.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries over the next several months.)

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region. Large currency swings played a role in international returns for U.S.-based investors.

Despite shrinking yields, bonds attracted investors
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates. While the Fed has kept target interest rates low to stimulate the economy, rates have risen elsewhere. For example, in October, China’s central bank raised interest rates for the first time in three years, while rates were lifted

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.40%	0.15%	0.25%	1.44%
FTSE All-World ex-US Small-Cap Index
Fund	0.63	0.37	0.40	1.60

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.55% for Investor Shares, 0.30% for Institutional Shares, and 0.33% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

several times in Australia and India. All three economies have been growing faster than the U.S. economy.

Emerging markets bested most developed countries again
Taking a bird’s-eye view, emerging markets again broadly outperformed developed markets for the period, although returns came back down to earth from their dramatic rebound a year ago. Emerging markets were among the best performers in both funds, returning about 35% for Vanguard FTSE All-World ex-US Small-Cap Index Fund and about 24% for its large- and mid-cap counterpart. In part, this reflects the reality that developing nations are often a step removed from the disruptions—such as Europe’s fiscal woes—that affect investors’ perceptions of major industrialized countries. Developed markets in Europe and the Pacific Rim lagged, but Canadian small-cap stocks had an exceptional return of more than 40%, more than double the returns of that country’s large-and mid-cap stocks.

In Vanguard FTSE All-World ex-US Index Fund, emerging markets contributed the most to total return even though they represented only about one-quarter of the fund’s total market value. Some of the best results came from smaller markets in Latin America, while powerhouses India (+36%), Brazil (+15%), and China (+13%) made strong contributions. Even as its government applied the brakes to try to manage inflation, China reached a milestone:

Total Returns
Inception Through October 31, 2010

Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 3/8/2007)	-0.84%
FTSE All-World ex US Index	-0.23
International Funds Average	-3.19
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in the
United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not immed-
iately reflected in international
index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

Reported gross domestic product for the second calendar quarter showed that the country had surpassed Japan to become the world’s second-largest economy.

During the period, investors began to regain confidence in Europe—which represented about 45% of the large- and mid-cap fund’s market value—after several steps (including unpopular cuts in public sector payrolls and services) were taken to help regain fiscal stability. Scandinavian economies, more insulated from the market turmoil, had some of the best returns. Still, the United Kingdom, Europe’s largest market, gained approximately 13%. U.K. economic growth was stronger than expected in the third calendar quarter, and in October the recently elected government announced dramatic spending cuts. In contrast, peripheral countries that had become the center of the debt-default storm finished the year in the red; Greece was the outlier, losing more than half of its market value.

For U.S.-based investors, currency effects masked the strength of some European markets. During the height of Europe’s fiscal uncertainty, the U.S. dollar appreciated significantly against the euro and the British pound. Although these currencies recovered somewhat later in the year, their relative weakness trimmed European returns when translated into U.S. dollars.

Pacific Rim returns differed from Europe’s in two respects: Results weakened in the second half, and currency translation worked to the advantage of U.S. investors as the Australian dollar and Japanese yen

6

reached highs not seen for many years. Singapore and Hong Kong eclipsed the dollar-based returns of the region’s largest markets, Australia (+13%) and Japan (+4%).

Many of the same market and regional dynamics were reflected in Vanguard FTSE All-World ex-US Small-Cap Index Fund. However, this fund earned significantly higher returns in emerging markets as well as in the developed world except the Pacific Rim. Small-cap stocks in Brazil and China, for example, advanced more than 58% and 29%, respectively—well ahead of their larger brethren. Also, Canada represented a larger slice (about 15%, on average) of the small-cap fund; many of the fund’s ten largest holdings are Canadian energy and mining companies with far-flung operations in remote corners of the world. Propelled by rising commodity prices and strong demand, especially from resource-hungry China, the stock prices of some of these companies more than doubled.

Sectors sensitive to the economy delivered winning performances
In both funds, the materials, consumer discretionary, and industrial sectors had some of the highest returns for the fiscal year. The fortunes of companies in these sectors tend to be more exposed to the ups and downs of the business cycle, and amid a generally upward trend they fared well. Together, these three sectors contributed about half of the total return of Vanguard FTSE All-World ex-US Index Fund and almost 60% of the return of the small-cap fund. Financials were among the weaker performers, but all sectors posted gains.

Spread your nest egg across multiple baskets
Since late 2007, stocks have taken investors on a roller-coaster ride with painful losses and soaring gains, especially in emerging markets. Much of the time, it appeared that “news” traveled quickly around the globe, leading markets to rise and fall together—as was the case during the Greek sovereign debt crisis. But when global financial crises subside, we can expect the economic and financial performance of various countries to differ. We may be seeing some signs of divergence. For example, while U.S. economic growth has been tepid, Britain’s economy has grown faster, and China has achieved double-digit growth rates.

7

Vanguard research has shown that, over longer time periods, a portfolio that included both U.S. and non-U.S. stocks would have experienced lower average volatility than an all-U.S. portfolio. While this long-term risk-reduction benefit may not be as visible to you as other measures, it is no less real. A word of caution, however, about the allure of emerging markets: Don’t assume that strong economic growth will lead to exceptional stock returns.

Of course, when it comes to deciding how much of your equity portfolio to invest outside the United States, there is no magic formula. As with other portfolio decisions you make, your allocation to international stocks should be based on your investment goals, time horizon, and tolerance for risk. Vanguard research suggests that a typical U.S. investor would benefit from allocating about 20%–40% of an equity portfolio to non-U.S. stocks.

As part of a well-balanced portfolio that includes U.S. stock, bond, and money market funds, Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund can provide an efficient, low-cost way for you to gain exposure to growth opportunities outside the United States.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2010

8

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$16.48	$18.43	$0.321	$0.000
Institutional Shares	82.71	92.50	1.758	0.000
ETF Shares	41.95	46.92	0.863	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$29.83	$36.34	$0.314	$0.209
Institutional Shares	149.40	182.36	1.655	1.046
ETF Shares	78.21	95.38	0.917	0.547

9

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFWIX	VFWSX	VEU
Expense Ratio[1]	0.40%	0.15%	0.25%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,252	2,183
Median Market Cap	$28.9B	$29.0B
Price/Earnings Ratio	16.3x	16.1x
Price/Book Ratio	1.7x	1.7x
Return on Equity	18.3%	18.2%
Earnings Growth Rate	4.6%	4.6%
Dividend Yield	2.7%	2.8%
Turnover Rate	6%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	9.0%	9.1%
Consumer Staples	9.0	9.0
Energy	10.3	10.3
Financials	25.7	25.6
Health Care	5.8	5.8
Industrials	11.0	11.0
Information Technology	6.2	6.2
Materials	12.3	12.2
Telecommunication
Services	6.1	6.1
Utilities	4.6	4.7

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.3%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.2
Nestle SA	Packaged Foods &
	Meats	1.1
HSBC Holdings plc	Diversified Banks	1.1
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.9
Novartis AG	Pharmaceuticals	0.8
BP plc	Integrated Oil &
	Gas	0.8
Telefonica SA	Integrated
	Telecommunication
	Services	0.7
Total SA	Integrated Oil &
	Gas	0.7
Banco Santander SA	Diversified Banks	0.6
Top Ten		9.2%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

10

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.1%	14.5%
France	7.6	7.4
Germany	5.6	5.6
Switzerland	5.1	5.1
Spain	2.8	2.8
Italy	2.2	2.2
Sweden	2.1	2.1
Netherlands	1.7	1.9
Other	3.8	3.7
Subtotal	45.0%	45.3%
Pacific
Japan	13.2%	13.2%
Australia	5.7	5.7
Hong Kong	3.1	3.1
Singapore	1.3	1.4
Other	0.1	0.1
Subtotal	23.4%	23.5%
Emerging Markets
China	3.8%	3.7%
Brazil	4.2	4.2
South Korea	3.4	3.4
India	2.6	2.6
Taiwan	2.6	2.6
South Africa	2.0	2.0
Russia	1.6	1.6
Mexico	1.1	1.2
Other	3.7	3.3
Subtotal	25.0%	24.6%
Middle East	0.6%	0.5%
North America
Canada	6.0%	6.1%

The country classifications for the fund in this table and those in the Statement of Net Assets (SNA) differ slightly. The SNA is based on the MSCI classifications used in our financial reporting system, while the table reflects the FTSE classifications used in the index. The discrepancies largely reflect differences in the way FTSE and MSCI classify Hong Kong-listed stocks. There is no material difference between the fund's economic exposures and those of the benchmark.

11

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/8/2007)	Investment
FTSE All-World ex-US Index Fund
Investor Shares	13.94%	-0.84%	$9,696
FTSE All-World ex US Index	13.05	-0.23	9,917
International Funds Average	12.88	-3.19	8,884

International Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	14.15%	-2.61%	$4,556,807
FTSE All-World ex US Index	13.05	-2.50	4,575,906

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

12

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	14.07%	-0.16%	$9,943
FTSE All-World ex US Index	13.05	0.01	10,005
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2010
		Since
	One	Inception
	Year	(3/2/2007)
FTSE All-World ex-US Index Fund
ETF Shares Market Price	14.56%	-0.41%
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	14.07	-0.57
FTSE All-World ex US Index	13.05	0.05
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2010

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

13

FTSE All-World ex-US Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	3/8/2007	7.37%	-1.81%
Institutional Shares	4/30/2007	7.60	-3.65
ETF Shares	3/2/2007
Market Price		7.19	-1.10
Net Asset Value		7.51	-1.12

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

14

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,381,208	98,395	0.8%
Commonwealth Bank of Australia	1,088,579	52,332	0.5%
Westpac Banking Corp.	2,112,273	47,034	0.4%
Australia & New Zealand Banking Group Ltd.	1,813,794	44,251	0.4%
National Australia Bank Ltd.	1,502,040	37,594	0.3%
Australia—Other †		404,208	3.4%
		683,814	5.8%

Austria †		30,152	0.3%

Belgium †		78,701	0.7%

Brazil
Itau Unibanco Holding SA ADR	1,497,577	36,780	0.3%
Brazil—Other †		461,918	3.9%
		498,698	4.2%
Canada
^ Royal Bank of Canada	1,009,491	53,835	0.4%
Toronto-Dominion Bank	619,514	44,615	0.4%
Bank of Nova Scotia	728,966	39,075	0.3%
Canada—Other †		578,480	4.9%
		716,005	6.0%

Chile †		54,003	0.5%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China
China Construction Bank Corp.	47,856,770	45,751	0.4%
China Mobile Ltd.	4,263,351	43,539	0.4%
China—Other †		447,052	3.7%
		536,342	4.5%

Colombia †		26,739	0.2%

Czech Republic †		11,732	0.1%

Denmark †		90,624	0.8%

Egypt †		16,854	0.1%

Finland †		86,238	0.7%

France
Total SA	1,584,607	86,257	0.7%
Sanofi-Aventis SA	922,804	64,653	0.5%
BNP Paribas	739,618	54,100	0.5%
^ GDF Suez	1,180,126	47,155	0.4%
LVMH Moet Hennessy Louis Vuitton SA	260,968	40,944	0.3%
France—Other †		613,015	5.2%
		906,124	7.6%
Germany
Siemens AG	648,882	74,047	0.6%
* Daimler AG	753,262	49,606	0.4%
BASF SE	655,381	47,654	0.4%
E.ON AG	1,420,812	44,472	0.4%
Bayer AG	587,123	43,792	0.4%
Allianz SE	319,010	39,949	0.3%
Deutsche Bank AG	659,757	38,006	0.3%
Germany—Other †		326,227	2.8%
		663,753	5.6%

Greece †		21,884	0.2%

Hong Kong †		285,135	2.4%

Hungary †		15,074	0.1%

[1]India †		311,357	2.6%

Indonesia †		66,692	0.6%

Ireland †		19,576	0.2%

Israel †		62,474	0.5%

16

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Italy
ENI SPA	1,963,559	44,214	0.4%
Italy—Other †		221,518	1.8%
		265,732	2.2%
Japan
Toyota Motor Corp.	1,835,968	65,030	0.5%
Mitsubishi UFJ Financial Group Inc.	10,041,337	46,602	0.4%
Canon Inc.	945,079	43,505	0.4%
Japan—Other †		1,415,093	11.9%
		1,570,230	13.2%

Luxembourg †		928	0.0%

Malaysia †		105,486	0.9%

Mexico
America Movil SAB de CV	15,483,253	44,388	0.4%
Mexico—Other †		92,413	0.8%
		136,801	1.2%

Morocco †		2,978	0.0%

Netherlands †		200,099	1.7%

New Zealand †		10,754	0.1%

Norway †		74,047	0.6%

Peru †		13,737	0.1%

Philippines †		12,760	0.1%

Poland †		35,515	0.3%

Portugal †		31,076	0.3%

[1]Russia †		194,207	1.6%

Singapore †		148,906	1.3%

South Africa †		239,827	2.0%

South Korea
1 Samsung Electronics Co. Ltd. GDR	135,091	45,090	0.4%
South Korea—Other †		359,022	3.0%
		404,112	3.4%
Spain
^ Telefonica SA	3,257,976	88,039	0.8%
Banco Santander SA	5,808,375	74,554	0.6%
Spain—Other †		169,755	1.4%
		332,348	2.8%

17

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Sweden †			252,413	2.1%

Switzerland
Nestle SA		2,458,488	134,662	1.1%
Novartis AG		1,605,858	93,048	0.8%
Roche Holding AG		498,653	73,229	0.6%
* UBS AG		2,692,577	45,740	0.4%
Switzerland—Other †			261,186	2.2%
			607,865	5.1%

Taiwan †			307,826	2.6%

Thailand †			45,261	0.4%

Turkey †			45,726	0.4%

United Kingdom
HSBC Holdings plc		12,493,458	130,028	1.1%
Vodafone Group plc		37,341,519	102,077	0.9%
BP plc		13,369,261	90,874	0.8%
Royal Dutch Shell plc Class A		2,517,083	81,688	0.7%
GlaxoSmithKline plc		3,718,554	72,615	0.6%
Rio Tinto plc		1,084,227	70,421	0.6%
Royal Dutch Shell plc Class B		1,926,765	61,660	0.5%
BHP Billiton plc		1,565,917	55,473	0.5%
British American Tobacco plc		1,416,585	53,967	0.4%
AstraZeneca plc		1,023,259	51,472	0.4%
Standard Chartered plc		1,655,875	47,896	0.4%
BG Group plc		2,391,888	46,561	0.4%
Anglo American plc		939,669	43,782	0.4%
Tesco plc		5,635,469	38,567	0.3%
Barclays plc		8,552,146	37,582	0.3%
United Kingdom—Other †			700,949	5.9%
			1,685,612	14.2%
Total Common Stocks (Cost $10,873,406)			11,906,217	100.3%

	Coupon
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.237%	196,751,762	196,752	1.6%

U.S. Government and Agency Obligations †			6,499	0.1%
Total Temporary Cash Investments (Cost $203,250)			203,251	1.7%
Total Investments (Cost $11,076,656)			12,109,468	102.0%
Other Assets and Liabilities
Other Assets			37,903	0.3%
Liabilities[3]			(270,850)	(2.3%)
			(232,947)	(2.0%)
Net Assets			11,876,521	100.0%

18

FTSE All-World ex-US Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	10,847,574
Undistributed Net Investment Income	198,157
Accumulated Net Realized Losses	(203,093)
Unrealized Appreciation (Depreciation)
Investment Securities	1,032,812
Foreign Currencies	1,071
Net Assets	11,876,521

Investor Shares—Net Assets
Applicable to 79,112,398 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,458,117
Net Asset Value Per Share—Investor Shares	$18.43

Institutional Shares—Net Assets
Applicable to 44,820,080 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,145,924
Net Asset Value Per Share—Institutional Shares	$92.50

ETF Shares—Net Assets
Applicable to 133,690,655 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,272,480
Net Asset Value Per Share—ETF Shares	$46.92

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $185,816,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $61,607,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $196,752,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	248,429
Interest[2]	57
Security Lending	6,863
Total Income	255,349
Expenses
The Vanguard Group—Note B
Investment Advisory Services	497
Management and Administrative—Investor Shares	3,151
Management and Administrative—Institutional Shares	2,524
Management and Administrative—ETF Shares	8,224
Marketing and Distribution—Investor Shares	261
Marketing and Distribution—Institutional Shares	659
Marketing and Distribution—ETF Shares	1,477
Custodian Fees	2,428
Auditing Fees	27
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	223
Trustees’ Fees and Expenses	13
Total Expenses	19,500
Net Investment Income	235,849
Realized Net Gain (Loss)
Investment Securities Sold	(20,634)
Foreign Currencies	(1,541)
Realized Net Gain (Loss)	(22,175)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,072,495
Foreign Currencies	922
Change in Unrealized Appreciation (Depreciation)	1,073,417
Net Increase (Decrease) in Net Assets Resulting from Operations	1,287,091

1 Dividends are net of foreign withholding taxes of $17,323,000.
2 Interest income from an affiliated company of the fund was $47,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	235,849	126,540
Realized Net Gain (Loss)	(22,175)	(113,319)
Change in Unrealized Appreciation (Depreciation)	1,073,417	1,401,921
Net Increase (Decrease) in Net Assets Resulting from Operations	1,287,091	1,415,142
Distributions
Net Investment Income
Investor Shares	(15,131)	(8,060)
Institutional Shares	(39,424)	(15,592)
ETF Shares	(95,039)	(61,830)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(149,594)	(85,482)
Capital Share Transactions
Investor Shares	586,032	299,138
Institutional Shares	2,117,722	834,242
ETF Shares	1,312,763	1,813,836
Net Increase (Decrease) from Capital Share Transactions	4,016,517	2,947,216
Total Increase (Decrease)	5,154,014	4,276,876
Net Assets
Beginning of Period	6,722,507	2,445,631
End of Period[1]	11,876,521	6,722,507

1 Net Assets—End of Period includes undistributed net investment income of $198,157,000 and $112,834,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
				March 8,
				2007[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.48	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.418[2]	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.853	3.622	(12.592)	4.500
Total from Investment Operations	2.271	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.321)	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.321)	(.290)	(.185)	—
Net Asset Value, End of Period	$18.43	$16.48	$12.77	$24.91

Total Return[3]	13.94%	32.19%	-48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,458	$748	$296	$213
Ratio of Total Expenses to Average Net Assets	0.35%	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	2.45%	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
				April 30,
				2007[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$82.71	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	2.226[2]	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.322	18.142	(62.979)	16.280
Total from Investment Operations	11.548	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(1.758)	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.758)	(1.593)	(1.044)	—
Net Asset Value, End of Period	$92.50	$82.71	$64.06	$124.76

Total Return[3]	14.15%	32.56%	-48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,146	$1,608	$448	$157
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	2.65%	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
				March 2,
				2007[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$41.95	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	1.118[2]	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.715	9.224	(32.015)	12.490
Total from Investment Operations	5.833	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(.863)	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.863)	(.785)	(.510)	—
Net Asset Value, End of Period	$46.92	$41.95	$32.50	$63.32

Total Return	14.07%	32.41%	-48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,272	$4,366	$1,701	$1,068
Ratio of Total Expenses to Average Net Assets	0.22%	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	2.58%	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

FTSE All-World ex-US Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $2,041,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.82% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,445,983	—	—
Common Stocks—Other	182,158	10,277,981	95
Temporary Cash Investments	196,752	6,499	—
Total	1,824,893	10,284,480	95

26

FTSE All-World ex-US Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	98
Net Realized Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation)	1
Balance as of October 31, 2010	95

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $1,541,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $8,625,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $609,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $11,072,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $19,697,000.

During the year ended October 31, 2010, the fund realized $8,688,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $224,961,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $201,976,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, and $32,560,000 through October 31, 2018.

27

FTSE All-World ex-US Index Fund

At October 31, 2010, the cost of investment securities for tax purposes was $11,097,470,000. Net unrealized appreciation of investment securities for tax purposes was $1,011,998,000, consisting of unrealized gains of $1,645,686,000 on securities that had risen in value since their purchase and $633,688,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $4,678,745,000 of investment securities and sold $522,099,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	839,537	48,812	453,982	34,011
Issued in Lieu of Cash Distributions	12,188	717	6,512	547
Redeemed[1]	(265,693)	(15,795)	(161,356)	(12,363)
Net Increase (Decrease)—Investor Shares	586,032	33,734	299,138	22,195
Institutional Shares
Issued	2,540,049	30,296	1,042,403	15,798
Issued in Lieu of Cash Distributions	32,086	377	11,869	199
Redeemed[1]	(454,413)	(5,300)	(220,030)	(3,548)
Net Increase (Decrease)—Institutional Shares	2,117,722	25,373	834,242	12,449
ETF Shares
Issued	1,337,408	30,206	1,968,655	56,827
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(24,645)	(600)	(154,819)	(5,100)
Net Increase (Decrease)—ETF Shares	1,312,763	29,606	1,813,836	51,727
1 Net of redemption fees for fiscal 2010 and 2009 of $131,000 and $154,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.63%	0.37%	0.40%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	2,692	3,022
Median Market Cap	$1.6B	$1.6B
Price/Earnings Ratio	20.5x	20.4x
Price/Book Ratio	1.5x	1.5x
Return on Equity	13.5%	13.3%
Earnings Growth Rate	7.8%	7.9%
Dividend Yield	2.1%	2.1%
Turnover Rate	19%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	15.3%	15.4%
Consumer Staples	5.6	5.6
Energy	6.6	6.6
Financials	17.6	17.4
Health Care	5.0	5.0
Industrials	20.9	21.0
Information Technology	9.6	9.7
Materials	15.8	15.7
Telecommunication
Services	0.9	0.9
Utilities	2.7	2.7

Ten Largest Holdings (% of total net assets)
Eldorado Gold Corp.	Gold	0.5%
Crescent Point Energy	Oil & Gas
Corp.	Exploration &
	Production	0.5
Silver Wheaton Corp.	Precious Metals &
	Minerals	0.5
Ivanhoe Mines Ltd.	Diversified Metals
	& Mining	0.4
Pacific Rubiales Energy	Oil & Gas
Corp.	Exploration &
	Production	0.4
Valeant Pharmaceuticals	Pharmaceuticals
International Inc.		0.4
First Quantum Minerals	Diversified Metals
Ltd.	& Mining	0.3
IAMGOLD Corp.	Gold	0.3
RioCan Real Estate	Retail REITs
Investment Trust		0.3
Fortis Inc.	Electric Utilities	0.3
Top Ten		3.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.55% for Investor Shares, 0.30% for Institutional Shares, and 0.33% for ETF Shares.

29

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	13.9%	13.8%
Germany	4.1	4.2
France	4.0	4.0
Switzerland	4.0	4.0
Sweden	2.5	2.5
Italy	2.4	2.3
Netherlands	1.8	1.8
Norway	1.8	1.8
Finland	1.7	1.7
Spain	1.6	1.6
Belgium	1.4	1.4
Denmark	1.0	0.9
Other	2.3	2.4
Subtotal	42.5%	42.4%
Pacific
Japan	10.7%	10.6%
Australia	4.8	4.8
Hong Kong	3.3	3.3
Singapore	1.1	1.1
Other	0.2	0.2
Subtotal	20.1%	20.0%
Emerging Markets
Taiwan	5.4%	5.7%
China	1.4	1.3
India	3.2	3.3
South Korea	3.1	3.2
Brazil	1.7	1.8
Other	6.1	5.8
Subtotal	20.9%	21.1%
Middle East	0.3%	0.3%
North America
Canada	16.2%	16.2%

The country classifications for the fund in this table and those in the Statement of Net Assets (SNA) differ slightly. The SNA is based on the MSCI classifications used in our financial reporting system, while the table reflects the FTSE classifications used in the index. The discrepancies largely reflect differences in the way FTSE and MSCI classify Hong Kong-listed stocks. There is no material difference between the fund's economic exposures and those of the benchmark.

30

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index
Fund Investor Shares	22.07%	47.47%	$18,480
FTSE Global Small Cap ex US Index	23.10	49.81	18,944
International Small-Cap Funds Average	21.54	45.95	18,179

International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap
Index Fund Institutional Shares	22.37%	47.86%	$9,278,410
FTSE Global Small Cap ex US Index	23.10	49.81	9,472,104

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

See Financial Highlights for dividend and capital gains information.

31

FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	24.17%	47.81%	$18,546
FTSE Global Small Cap ex US Index	23.10	49.81	18,944
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2010
		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Market Price	25.13%	86.57%
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	24.17	85.46
FTSE Global Small Cap ex US Index	23.10	89.44
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2010

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

32

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	16.15%	46.52%
Fee-Adjusted Returns		14.43	46.52
Institutional Shares	4/2/2009	16.42	46.88
Fee-Adjusted Returns		14.69	46.88
ETF Shares	4/2/2009
Market Price		16.36	47.15
Net Asset Value		16.37	46.82

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

33

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		38,139	4.7%

Austria †		7,375	0.9%

Belgium
Bekaert SA	5,457	1,673	0.2%
Belgium—Other †		9,499	1.2%
		11,172	1.4%

Brazil †		13,613	1.7%

Canada
Crescent Point Energy Corp.	94,959	3,761	0.5%
* Silver Wheaton Corp.	130,667	3,756	0.5%
* Ivanhoe Mines Ltd.	139,416	3,338	0.4%
Eldorado Gold Corp.	194,636	3,296	0.4%
* Pacific Rubiales Energy Corp.	100,319	3,198	0.4%
* Valeant Pharmaceuticals International Inc.	112,547	3,114	0.4%
First Quantum Minerals Ltd.	31,128	2,726	0.3%
IAMGOLD Corp.	142,280	2,596	0.3%
RioCan Real Estate Investment Trust	93,326	2,109	0.3%
^ Fortis Inc.	65,028	2,064	0.2%
Intact Financial Corp.	44,600	2,020	0.2%
Niko Resources Ltd.	19,887	1,897	0.2%
Metro Inc. Class A	40,680	1,867	0.2%
* Sino-Forest Corp.	94,199	1,862	0.2%

34

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
CI Financial Corp.	88,062	1,843	0.2%
Tim Hortons Inc.	45,532	1,712	0.2%
* Petrobank Energy & Resources Ltd.	41,873	1,666	0.2%
Franco-Nevada Corp.	43,820	1,512	0.2%
* Equinox Minerals Ltd.	270,391	1,469	0.2%
* Osisko Mining Corp.	103,105	1,429	0.2%
Emera Inc.	48,786	1,420	0.2%
Onex Corp.	46,078	1,349	0.2%
* Gildan Activewear Inc.	46,500	1,340	0.2%
Pan American Silver Corp.	41,080	1,314	0.2%
Centerra Gold Inc.	65,402	1,305	0.2%
* Viterra Inc.	134,977	1,293	0.1%
Canada—Other †		73,843	9.2%
		129,099	16.0%

Chile †		2,162	0.3%

China †		27,745	3.5%

Denmark
DSV A/S	78,386	1,607	0.2%
Denmark—Other †		5,820	0.7%
		7,427	0.9%

Egypt †		1,180	0.2%

Finland
Elisa Oyj	63,726	1,363	0.2%
Finland—Other †		12,276	1.5%
		13,639	1.7%
France
Groupe Eurotunnel SA	182,540	1,816	0.2%
* Valeo SA	29,420	1,590	0.2%
Arkema SA	23,976	1,549	0.2%
Gemalto NV	33,638	1,533	0.2%
France—Other †		25,244	3.1%
		31,732	3.9%
Germany
Symrise AG	45,457	1,381	0.2%
Germany—Other †		31,128	3.8%
		32,509	4.0%

Greece †		4,234	0.5%

Hong Kong †		9,538	1.2%

Hungary †		222	0.0%

35

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
India †		25,701	3.2%
Indonesia †		5,780	0.7%
Ireland †		4,945	0.6%
Israel †		2,524	0.3%
Italy
Prysmian SPA	67,934	1,317	0.2%
Italy—Other †		17,816	2.2%
		19,133	2.4%
Japan †		84,679	10.5%
Malaysia †		6,915	0.9%
Mexico †		6,380	0.8%
Netherlands †		14,177	1.8%
New Zealand †		1,407	0.2%
Norway †		14,049	1.7%
Philippines †		3,769	0.5%
Poland †		3,801	0.5%
Portugal †		2,650	0.3%
Russia †		3,603	0.5%
Singapore †		8,643	1.1%
South Africa †		4,024	0.5%
South Korea †		23,390	2.9%
Spain †		12,574	1.6%
Sweden
^ Hexagon AB Class B	71,519	1,455	0.2%
Sweden—Other †		18,128	2.2%
		19,583	2.4%
Switzerland
* Clariant AG	95,028	1,607	0.2%

36

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Sulzer AG		12,716	1,548	0.2%
Aryzta AG		31,639	1,402	0.2%
*,^ Logitech International SA		72,212	1,369	0.2%
PSP Swiss Property AG		17,739	1,363	0.1%
Switzerland—Other †			24,298	3.0%
			31,587	3.9%

Taiwan †			43,039	5.4%

Thailand †			4,922	0.6%

Turkey †			5,011	0.6%

United Kingdom
Weir Group plc		80,271	2,003	0.2%
Intertek Group plc		60,997	1,813	0.2%
GKN plc		600,553	1,706	0.2%
Investec plc		208,203	1,662	0.2%
Informa plc		229,727	1,606	0.2%
IMI plc		122,481	1,549	0.2%
SSL International plc		79,829	1,482	0.2%
Meggitt plc		265,466	1,403	0.2%
Pennon Group plc		137,932	1,377	0.2%
United Kingdom—Other †			94,982	11.8%
			109,583	13.6%
Total Common Stocks (Cost $651,774)			791,655	98.4%

	Coupon
Temporary Cash Investment
Money Market Fund
1,2 Vanguard Market Liquidity Fund (Cost $36,386)	0.237%	36,386,192	36,386	4.5%
Total Investments (Cost $688,160)			828,041	102.9%
Other Assets and Liabilities
Other Assets			9,399	1.2%
Liabilities[2]			(32,516)	(4.1%)
			(23,117)	(2.9%)
Net Assets			804,924	100.0%

37

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	649,292
Undistributed Net Investment Income	8,706
Accumulated Net Realized Gains	6,983
Unrealized Appreciation (Depreciation)
Investment Securities	139,881
Foreign Currencies	62
Net Assets	804,924

Investor Shares—Net Assets
Applicable to 4,680,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	170,120
Net Asset Value Per Share—Investor Shares	$36.34

Institutional Shares—Net Assets
Applicable to 50,881 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,279
Net Asset Value Per Share—Institutional Shares	$182.36

ETF Shares—Net Assets
Applicable to 6,558,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	625,525
Net Asset Value Per Share—ETF Shares	$95.38

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,670,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $32,057,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

38

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	12,997
Interest[2]	5
Security Lending	641
Total Income	13,643
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	479
Management and Administrative—Institutional Shares	16
Management and Administrative—ETF Shares	876
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	112
Custodian Fees	442
Auditing Fees	35
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	25
Trustees’ Fees and Expenses	1
Total Expenses	2,073
Net Investment Income	11,570
Realized Net Gain (Loss)
Investment Securities Sold	7,647
Foreign Currencies	(170)
Realized Net Gain (Loss)	7,477
Change in Unrealized Appreciation (Depreciation)
Investment Securities	99,501
Foreign Currencies	108
Change in Unrealized Appreciation (Depreciation)	99,609
Net Increase (Decrease) in Net Assets Resulting from Operations	118,656

1 Dividends are net of foreign withholding taxes of $1,061,000.
2 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

		March 19,
	Year Ended	2009[1] to
	October 31,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,570	1,667
Realized Net Gain (Loss)	7,477	2,840
Change in Unrealized Appreciation (Depreciation)	99,609	40,334
Net Increase (Decrease) in Net Assets Resulting from Operations	118,656	44,841
Distributions
Net Investment Income
Investor Shares	(739)	—
Institutional Shares	(83)	—
ETF Shares	(3,872)	—
Realized Capital Gain[2]
Investor Shares	(492)	—
Institutional Shares	(52)	—
ETF Shares	(2,310)	—
Total Distributions	(7,548)	—
Capital Share Transactions
Investor Shares	84,367	51,752
Institutional Shares	155	5,029
ETF Shares	256,271	251,401
Net Increase (Decrease) from Capital Share Transactions	340,793	308,182
Total Increase (Decrease)	451,901	353,023
Net Assets
Beginning of Period	353,023	—
End of Period[3]	804,924	353,023

1 Commencement of subscription period for the fund.
2 Includes fiscal 2010 short-term gain distributions totaling $2,854,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $8,706,000 and $1,695,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
	Year	March 19,
	Ended	2009[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$29.83	$20.00
Investment Operations
Net Investment Income	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	6.430	9.573
Total from Investment Operations	7.033	9.830
Distributions
Dividends from Net Investment Income	(.314)	—
Distributions from Realized Capital Gains	(.209)	—
Total Distributions	(.523)	—
Net Asset Value, End of Period	$36.34	$29.83

Total Return[4]	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$62
Ratio of Total Expenses to Average Net Assets	0.55%	0.78%[5]
Ratio of Net Investment Income to Average Net Assets	1.89%	1.49%[5]
Portfolio Turnover Rate[6]	19%	19%

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.05 and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
	Year	April 2,
	Ended	2009[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$149.40	$100.00
Investment Operations
Net Investment Income	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	32.377	47.775
Total from Investment Operations	35.661	49.400
Distributions
Dividends from Net Investment Income	(1.655)	—
Distributions from Realized Capital Gains	(1.046)	—
Total Distributions	(2.701)	—
Net Asset Value, End of Period	$182.36	$149.40

Total Return[4]	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$7
Ratio of Total Expenses to Average Net Assets	0.30%	0.52%[5]
Ratio of Net Investment Income to Average Net Assets	2.14%	1.75%[5]
Portfolio Turnover Rate[6]	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.32 and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
	Year	April 2,
	Ended	2009[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$78.21	$52.36
Investment Operations
Net Investment Income	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	16.884	25.136
Total from Investment Operations	18.634	25.850
Distributions
Dividends from Net Investment Income	(.917)	—
Distributions from Realized Capital Gains	(.547)	—
Total Distributions	(1.464)	—
Net Asset Value, End of Period	$95.38	$78.21

Total Return	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$626	$283
Ratio of Total Expenses to Average Net Assets	0.33%	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	2.11%	1.72%[4]
Portfolio Turnover Rate[5]	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.14 and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

44

FTSE All-World ex-US Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $125,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	151,254	—	—
Common Stocks—Other	—	640,375	26
Temporary Cash Investments	36,386	—	—
Total	187,640	640,375	26

45

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	—
Transfers in and/or out of Level 3	28
Change in Unrealized Appreciation (Depreciation)	(2)
Balance as of October 31, 2010	26

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $170,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $2,154,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $575,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $7,049,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $9,203,000.

The fund’s realized gains for the year ended October 31, 2010, include $59,000 of capital gain tax paid on sales of Indian securities. This tax is treated as a decrease in taxable income; accordingly, this amount has been reclassified from accumulated net realized gains to undistributed net investment income.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $211,000 from undistributed net investment income, and $75,000 from accumulated net realized gains, to paid-in capital.

46

FTSE All-World ex-US Small-Cap Index Fund

For tax purposes, at October 31, 2010, the fund had $21,371,000 of ordinary income and $3,901,000 of long-term capital gains available for distribution.

At October 31, 2010, the cost of investment securities for tax purposes was $697,524,000. Net unrealized appreciation of investment securities for tax purposes was $130,517,000, consisting of unrealized gains of $150,025,000 on securities that had risen in value since their purchase and $19,508,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $436,639,000 of investment securities and sold $105,742,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Year Ended	March 19, 2009[1] to
	October 31, 2010			October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[2]	106,128	3,290	56,570	2,278
Issued in Lieu of Cash Distributions	1,070	35	—	—
Redeemed[3]	(22,831)	(736)	(4,818)	(186)
Net Increase (Decrease)—Investor Shares	84,367	2,589	51,752	2,092
Institutional Shares
Issued[2]	—	—	5,029	50
Issued in Lieu of Cash Distributions	155	1	—	—
Redeemed[3]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	155	1	5,029	50
ETF Shares
Issued[2]	256,271	2,938	251,401	3,620
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[3]	—	—	—	—
Net Increase (Decrease)—ETF Shares	256,271	2,938	251,401	3,620

1 Commencement of subscription period for the fund.
2 Includes purchase fees for fiscal 2010 and 2009 of $737,000 and $331,000, respectively (fund totals).
3 Net redemption fees for fiscal 2010 and 2009 of $404,000 and $27,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investment summaries and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting two separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement present-ation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2010

48

Special 2010 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $114,514,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $226,899,000 and foreign taxes paid of $16,623,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Special 2010 tax information (unaudited) for Vanguard FTSE All-World ex-US
Small-Cap Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,342,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $12,638,000 and foreign taxes paid of $1,024,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

49

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2010

		Since
	One	Inception
	Year	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	13.94%	-0.84%
Returns After Taxes on Distributions	13.63	-1.05
Returns After Taxes on Distributions and Sale of Fund Shares	9.44	-0.75

		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	22.07%	47.47%
Returns After Taxes on Distributions	21.50	45.65
Returns After Taxes on Distributions and Sale of Fund Shares	14.42	39.50

Returns for the FTSE All-World ex-US Small-Cap Index Fund are adjusted to reflect the 0.75% fee on purchases and redeptions. Returns for the FTSE All-World ex-US Index Fund do not reflect the 2% fee on redemptions of shares held for less than two months.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,074.01	$1.83
Institutional Shares	1,000.00	1,074.96	0.78
ETF Shares	1,000.00	1,074.67	1.15
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,105.23	$2.65
Institutional Shares	1,000.00	1,106.69	1.33
ETF Shares	1,000.00	1,106.50	1.54
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,024.10	1.12
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.68	$2.55
Institutional Shares	1,000.00	1,023.95	1.28
ETF Shares	1,000.00	1,023.74	1.48

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.50% for Investor Shares, 0.25% for Institutional Shares, and 0.29% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

52

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

53

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
Institutional Investor Services > 800-523-1036	and is used by FTSE International Limited under license.
Text Telephone for People	”All-World” is a trademark of FTSE International
With Hearing Impairment > 800-749-7273	Limited. The FTSE All-World ex US Index and FTSE
Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2010: $214,000
Fiscal Year Ended October 31, 2009: $212,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2010: $3,607,060
Fiscal Year Ended October 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2010: $791,350
Fiscal Year Ended October 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2010: $336,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2010: $16,000
Fiscal Year Ended October 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2010: $352,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants. The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

          (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
          (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.